Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wasatch Funds Trust
Entity Central Index Key	0000806633
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000002495
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Investor Class
Trading Symbol	WGROX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.16%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, financials and information-technology sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and its lack of exposure to the communication-services sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,344	$10,790	$10,567	$10,563
11/30/2015	$10,643	$10,850	$10,955	$10,907
12/31/2015	$10,295	$10,627	$10,432	$10,359
1/31/2016	$9,484	$10,027	$9,302	$9,448
2/29/2016	$9,375	$10,024	$9,236	$9,448
3/31/2016	$9,966	$10,730	$9,943	$10,202
4/30/2016	$10,087	$10,796	$10,043	$10,362
5/31/2016	$10,302	$10,990	$10,313	$10,596
6/30/2016	$10,172	$11,012	$10,266	$10,589
7/31/2016	$10,656	$11,449	$10,937	$11,221
8/31/2016	$10,816	$11,478	$11,053	$11,420
9/30/2016	$11,069	$11,496	$11,212	$11,547
10/31/2016	$10,760	$11,248	$10,516	$10,998
11/30/2016	$11,370	$11,751	$11,456	$12,224
12/31/2016	$11,380	$11,980	$11,613	$12,567
1/31/2017	$11,696	$12,206	$11,801	$12,616
2/28/2017	$11,865	$12,660	$12,091	$12,860
3/31/2017	$11,859	$12,668	$12,234	$12,877
4/30/2017	$12,009	$12,803	$12,459	$13,018
5/31/2017	$12,136	$12,934	$12,346	$12,753
6/30/2017	$12,432	$13,050	$12,771	$13,194
7/31/2017	$12,484	$13,296	$12,879	$13,292
8/31/2017	$12,442	$13,322	$12,864	$13,123
9/30/2017	$13,137	$13,647	$13,565	$13,942
10/31/2017	$13,497	$13,945	$13,775	$14,061
11/30/2017	$14,129	$14,368	$14,170	$14,466
12/31/2017	$14,144	$14,512	$14,187	$14,407
1/31/2018	$14,703	$15,277	$14,740	$14,784
2/28/2018	$14,440	$14,714	$14,320	$14,211
3/31/2018	$14,728	$14,418	$14,513	$14,395
4/30/2018	$14,513	$14,473	$14,527	$14,520
5/31/2018	$15,396	$14,882	$15,442	$15,401
6/30/2018	$15,707	$14,979	$15,563	$15,511
7/31/2018	$16,123	$15,476	$15,830	$15,782
8/31/2018	$17,162	$16,020	$16,816	$16,462
9/30/2018	$16,771	$16,046	$16,422	$16,066
10/31/2018	$15,061	$14,865	$14,344	$14,321
11/30/2018	$15,587	$15,162	$14,569	$14,549
12/31/2018	$13,638	$13,751	$12,866	$12,821
1/31/2019	$14,967	$14,931	$14,352	$14,263
2/28/2019	$15,960	$15,457	$15,279	$15,004
3/31/2019	$15,734	$15,682	$15,072	$14,690
4/30/2019	$16,890	$16,309	$15,531	$15,189
5/31/2019	$15,978	$15,253	$14,379	$14,008
6/30/2019	$16,931	$16,325	$15,486	$14,998
7/31/2019	$17,182	$16,567	$15,638	$15,084
8/31/2019	$16,588	$16,229	$14,963	$14,340
9/30/2019	$16,709	$16,514	$14,840	$14,638
10/31/2019	$16,935	$16,870	$15,262	$15,024
11/30/2019	$17,917	$17,511	$16,161	$15,642
12/31/2019	$18,173	$18,017	$16,531	$16,093
1/31/2020	$18,289	$17,997	$16,349	$15,577
2/29/2020	$17,053	$16,524	$15,169	$14,266
3/31/2020	$13,825	$14,251	$12,272	$11,166
4/30/2020	$15,971	$16,139	$14,100	$12,700
5/31/2020	$17,852	$17,002	$15,432	$13,526
6/30/2020	$18,403	$17,390	$16,025	$14,004
7/31/2020	$19,649	$18,378	$16,576	$14,392
8/31/2020	$20,468	$19,709	$17,548	$15,203
9/30/2020	$19,619	$18,992	$17,172	$14,695
10/31/2020	$20,104	$18,582	$17,303	$15,003
11/30/2020	$22,933	$20,842	$20,354	$17,768
12/31/2020	$24,818	$21,780	$22,256	$19,305
1/31/2021	$25,092	$21,683	$23,329	$20,277
2/28/2021	$26,437	$22,361	$24,100	$21,541
3/31/2021	$26,204	$23,162	$23,341	$21,757
4/30/2021	$28,062	$24,356	$23,850	$22,214
5/31/2021	$27,641	$24,467	$23,169	$22,260
6/30/2021	$28,458	$25,071	$24,256	$22,691
7/31/2021	$28,903	$25,495	$23,372	$21,871
8/31/2021	$29,377	$26,222	$23,797	$22,361
9/30/2021	$28,414	$25,045	$22,885	$21,701
10/31/2021	$30,137	$26,739	$23,956	$22,625
11/30/2021	$29,147	$26,332	$22,786	$21,682
12/31/2021	$30,038	$27,369	$22,887	$22,166
1/31/2022	$26,248	$25,759	$19,820	$20,032
2/28/2022	$25,808	$25,110	$19,906	$20,246
3/31/2022	$25,256	$25,924	$19,997	$20,498
4/30/2022	$22,854	$23,598	$17,544	$18,466
5/31/2022	$22,442	$23,566	$17,212	$18,494
6/30/2022	$20,675	$21,595	$16,147	$16,973
7/31/2022	$22,784	$23,621	$17,955	$18,745
8/31/2022	$21,597	$22,739	$17,786	$18,362
9/30/2022	$19,472	$20,630	$16,186	$16,602
10/31/2022	$21,265	$22,322	$17,722	$18,430
11/30/2022	$22,337	$23,487	$18,011	$18,860
12/31/2022	$20,774	$22,112	$16,855	$17,636
1/31/2023	$23,774	$23,635	$18,531	$19,355
2/28/2023	$23,122	$23,083	$18,331	$19,028
3/31/2023	$22,621	$23,700	$17,878	$18,119
4/30/2023	$22,078	$23,952	$17,671	$17,793
5/31/2023	$21,718	$24,046	$17,674	$17,629
6/30/2023	$24,086	$25,688	$19,139	$19,062
7/31/2023	$25,258	$26,608	$20,034	$20,228
8/31/2023	$24,915	$26,095	$18,991	$19,216
9/30/2023	$23,662	$24,852	$17,738	$18,085
10/31/2023	$22,072	$24,193	$16,370	$16,851
11/30/2023	$24,677	$26,449	$17,861	$18,377
12/31/2023	$27,719	$27,852	$20,000	$20,622
1/31/2024	$26,842	$28,160	$19,358	$19,820
2/29/2024	$28,709	$29,685	$20,931	$20,940
3/31/2024	$28,956	$30,642	$21,516	$21,690
4/30/2024	$26,505	$29,294	$19,859	$20,163
5/31/2024	$27,954	$30,678	$20,923	$21,175
6/30/2024	$27,995	$31,628	$20,888	$20,979
7/31/2024	$29,656	$32,216	$22,598	$23,111
8/31/2024	$29,961	$32,917	$22,348	$22,765
9/30/2024	$31,140	$33,598	$22,645	$22,924
10/31/2024	$31,053	$33,351	$22,344	$22,593
11/30/2024	$34,353	$35,570	$25,084	$25,072
12/31/2024	$31,376	$34,483	$23,030	$23,001
1/31/2025	$33,213	$35,571	$23,759	$23,604
2/28/2025	$30,971	$34,890	$22,150	$22,342
3/31/2025	$28,335	$32,854	$20,470	$20,821
4/30/2025	$27,836	$32,634	$20,339	$20,340
5/31/2025	$29,044	$34,703	$21,645	$21,426
6/30/2025	$29,913	$36,466	$22,920	$22,590
7/31/2025	$30,081	$37,269	$23,310	$22,982
8/31/2025	$29,669	$38,131	$24,689	$24,624
9/30/2025	$29,009	$39,447	$25,715	$25,391

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(6.84%)	8.14%	11.24%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,221,563,533
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 45,911,753
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,221,563,533
# of Portfolio Holdings	52
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$45,911,753

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Industrial Machinery & Supplies & Components	8.3%
Semiconductor Materials & Equipment	5.9%
Building Products	5.7%
Transaction & Payment Processing Services	4.1%
Broadline Retail	4.0%
Managed Health Care	3.8%
Environmental & Facilities Services	3.6%
Health Care Facilities	3.6%
Automotive Parts & Equipment	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.8%
Procore Technologies, Inc.	3.7%
Casella Waste Systems, Inc., Class A	3.6%
RBC Bearings, Inc.	3.6%
Ensign Group, Inc.	3.6%
Nova Ltd.	3.6%
Fabrinet	3.4%
Shift4 Payments, Inc., Class A	3.1%
Medpace Holdings, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.9%

Material Fund Change [Text Block]
C000110016
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Institutional Class
Trading Symbol	WIGRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.05%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, financials and information-technology sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and its lack of exposure to the communication-services sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,345	$10,790	$10,567	$10,563
11/30/2015	$10,645	$10,850	$10,955	$10,907
12/31/2015	$10,297	$10,627	$10,432	$10,359
1/31/2016	$9,487	$10,027	$9,302	$9,448
2/29/2016	$9,378	$10,024	$9,236	$9,448
3/31/2016	$9,972	$10,730	$9,943	$10,202
4/30/2016	$10,092	$10,796	$10,043	$10,362
5/31/2016	$10,311	$10,990	$10,313	$10,596
6/30/2016	$10,181	$11,012	$10,266	$10,589
7/31/2016	$10,668	$11,449	$10,937	$11,221
8/31/2016	$10,831	$11,478	$11,053	$11,420
9/30/2016	$11,083	$11,496	$11,212	$11,547
10/31/2016	$10,776	$11,248	$10,516	$10,998
11/30/2016	$11,389	$11,751	$11,456	$12,224
12/31/2016	$11,400	$11,980	$11,613	$12,567
1/31/2017	$11,717	$12,206	$11,801	$12,616
2/28/2017	$11,888	$12,660	$12,091	$12,860
3/31/2017	$11,884	$12,668	$12,234	$12,877
4/30/2017	$12,036	$12,803	$12,459	$13,018
5/31/2017	$12,164	$12,934	$12,346	$12,753
6/30/2017	$12,461	$13,050	$12,771	$13,194
7/31/2017	$12,517	$13,296	$12,879	$13,292
8/31/2017	$12,477	$13,322	$12,864	$13,123
9/30/2017	$13,174	$13,647	$13,565	$13,942
10/31/2017	$13,537	$13,945	$13,775	$14,061
11/30/2017	$14,173	$14,368	$14,170	$14,466
12/31/2017	$14,190	$14,512	$14,187	$14,407
1/31/2018	$14,752	$15,277	$14,740	$14,784
2/28/2018	$14,490	$14,714	$14,320	$14,211
3/31/2018	$14,780	$14,418	$14,513	$14,395
4/30/2018	$14,566	$14,473	$14,527	$14,520
5/31/2018	$15,455	$14,882	$15,442	$15,401
6/30/2018	$15,767	$14,979	$15,563	$15,511
7/31/2018	$16,188	$15,476	$15,830	$15,782
8/31/2018	$17,232	$16,020	$16,816	$16,462
9/30/2018	$16,840	$16,046	$16,422	$16,066
10/31/2018	$15,125	$14,865	$14,344	$14,321
11/30/2018	$15,655	$15,162	$14,569	$14,549
12/31/2018	$13,700	$13,751	$12,866	$12,821
1/31/2019	$15,035	$14,931	$14,352	$14,263
2/28/2019	$16,034	$15,457	$15,279	$15,004
3/31/2019	$15,811	$15,682	$15,072	$14,690
4/30/2019	$16,973	$16,309	$15,531	$15,189
5/31/2019	$16,059	$15,253	$14,379	$14,008
6/30/2019	$17,019	$16,325	$15,486	$14,998
7/31/2019	$17,271	$16,567	$15,638	$15,084
8/31/2019	$16,678	$16,229	$14,963	$14,340
9/30/2019	$16,803	$16,514	$14,840	$14,638
10/31/2019	$17,028	$16,870	$15,262	$15,024
11/30/2019	$18,020	$17,511	$16,161	$15,642
12/31/2019	$18,280	$18,017	$16,531	$16,093
1/31/2020	$18,398	$17,997	$16,349	$15,577
2/29/2020	$17,155	$16,524	$15,169	$14,266
3/31/2020	$13,910	$14,251	$12,272	$11,166
4/30/2020	$16,071	$16,139	$14,100	$12,700
5/31/2020	$17,965	$17,002	$15,432	$13,526
6/30/2020	$18,524	$17,390	$16,025	$14,004
7/31/2020	$19,779	$18,378	$16,576	$14,392
8/31/2020	$20,607	$19,709	$17,548	$15,203
9/30/2020	$19,756	$18,992	$17,172	$14,695
10/31/2020	$20,247	$18,582	$17,303	$15,003
11/30/2020	$23,097	$20,842	$20,354	$17,768
12/31/2020	$24,999	$21,780	$22,256	$19,305
1/31/2021	$25,276	$21,683	$23,329	$20,277
2/28/2021	$26,633	$22,361	$24,100	$21,541
3/31/2021	$26,401	$23,162	$23,341	$21,757
4/30/2021	$28,278	$24,356	$23,850	$22,214
5/31/2021	$27,855	$24,467	$23,169	$22,260
6/30/2021	$28,680	$25,071	$24,256	$22,691
7/31/2021	$29,133	$25,495	$23,372	$21,871
8/31/2021	$29,613	$26,222	$23,797	$22,361
9/30/2021	$28,645	$25,045	$22,885	$21,701
10/31/2021	$30,385	$26,739	$23,956	$22,625
11/30/2021	$29,387	$26,332	$22,786	$21,682
12/31/2021	$30,290	$27,369	$22,887	$22,166
1/31/2022	$26,470	$25,759	$19,820	$20,032
2/28/2022	$26,030	$25,110	$19,906	$20,246
3/31/2022	$25,473	$25,924	$19,997	$20,498
4/30/2022	$23,053	$23,598	$17,544	$18,466
5/31/2022	$22,641	$23,566	$17,212	$18,494
6/30/2022	$20,863	$21,595	$16,147	$16,973
7/31/2022	$22,992	$23,621	$17,955	$18,745
8/31/2022	$21,799	$22,739	$17,786	$18,362
9/30/2022	$19,660	$20,630	$16,186	$16,602
10/31/2022	$21,470	$22,322	$17,722	$18,430
11/30/2022	$22,556	$23,487	$18,011	$18,860
12/31/2022	$20,980	$22,112	$16,855	$17,636
1/31/2023	$24,013	$23,635	$18,531	$19,355
2/28/2023	$23,357	$23,083	$18,331	$19,028
3/31/2023	$22,850	$23,700	$17,878	$18,119
4/30/2023	$22,305	$23,952	$17,671	$17,793
5/31/2023	$21,945	$24,046	$17,674	$17,629
6/30/2023	$24,338	$25,688	$19,139	$19,062
7/31/2023	$25,526	$26,608	$20,034	$20,228
8/31/2023	$25,179	$26,095	$18,991	$19,216
9/30/2023	$23,914	$24,852	$17,738	$18,085
10/31/2023	$22,308	$24,193	$16,370	$16,851
11/30/2023	$24,943	$26,449	$17,861	$18,377
12/31/2023	$28,024	$27,852	$20,000	$20,622
1/31/2024	$27,138	$28,160	$19,358	$19,820
2/29/2024	$29,028	$29,685	$20,931	$20,940
3/31/2024	$29,279	$30,642	$21,516	$21,690
4/30/2024	$26,804	$29,294	$19,859	$20,163
5/31/2024	$28,269	$30,678	$20,923	$21,175
6/30/2024	$28,317	$31,628	$20,888	$20,979
7/31/2024	$29,999	$32,216	$22,598	$23,111
8/31/2024	$30,312	$32,917	$22,348	$22,765
9/30/2024	$31,506	$33,598	$22,645	$22,924
10/31/2024	$31,424	$33,351	$22,344	$22,593
11/30/2024	$34,763	$35,570	$25,084	$25,072
12/31/2024	$31,753	$34,483	$23,030	$23,001
1/31/2025	$33,613	$35,571	$23,759	$23,604
2/28/2025	$31,349	$34,890	$22,150	$22,342
3/31/2025	$28,684	$32,854	$20,470	$20,821
4/30/2025	$28,183	$32,634	$20,339	$20,340
5/31/2025	$29,406	$34,703	$21,645	$21,426
6/30/2025	$30,291	$36,466	$22,920	$22,590
7/31/2025	$30,464	$37,269	$23,310	$22,982
8/31/2025	$30,049	$38,131	$24,689	$24,624
9/30/2025	$29,382	$39,447	$25,715	$25,391

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(6.75%)	8.26%	11.38%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,221,563,533
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 45,911,753
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,221,563,533
# of Portfolio Holdings	52
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$45,911,753

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Industrial Machinery & Supplies & Components	8.3%
Semiconductor Materials & Equipment	5.9%
Building Products	5.7%
Transaction & Payment Processing Services	4.1%
Broadline Retail	4.0%
Managed Health Care	3.8%
Environmental & Facilities Services	3.6%
Health Care Facilities	3.6%
Automotive Parts & Equipment	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.8%
Procore Technologies, Inc.	3.7%
Casella Waste Systems, Inc., Class A	3.6%
RBC Bearings, Inc.	3.6%
Ensign Group, Inc.	3.6%
Nova Ltd.	3.6%
Fabrinet	3.4%
Shift4 Payments, Inc., Class A	3.1%
Medpace Holdings, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.9%

Material Fund Change [Text Block]
C000097757
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Investor Class
Trading Symbol	WAINX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.51%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, Indian small-cap equities experienced losses. Early in the period, concern about inflation weighed on stocks, though those concerns eventually ebbed. Additionally, the U.S. announced tariffs on a range of Indian exports, which stoked concerns about how economic momentum might be impacted. While most small companies in India have limited direct exposure to U.S. markets, the measures heightened investor worries about supply‑chain disruptions, margin pressure and slower order flow to related industries.

The Fund ended the year slightly underperforming its benchmark. Underperformance was largely due to stock selection in the industrials and materials sectors. Within those sectors, we owned a few companies that suffered setbacks during the period and were large detractors from performance. Our financials holdings outperformed those of the benchmark and contributed to relative performance. Several of our bank and nonbank financial holdings demonstrated strong fundamentals during the period. The stocks also benefited as the Reserve Bank of India (RBI) began a round of monetary easing. In addition, the RBI rolled back some lending restrictions.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI Emerging Markets Index	MSCI India IMI Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$9,870	$10,713	$10,181
11/30/2015	$9,707	$10,295	$9,770
12/31/2015	$10,008	$10,066	$9,997
1/31/2016	$9,315	$9,413	$9,244
2/29/2016	$8,390	$9,398	$8,478
3/31/2016	$9,414	$10,641	$9,624
4/30/2016	$9,645	$10,699	$9,719
5/31/2016	$9,711	$10,300	$9,872
6/30/2016	$9,975	$10,711	$10,068
7/31/2016	$10,867	$11,250	$10,647
8/31/2016	$11,065	$11,530	$10,814
9/30/2016	$11,198	$11,678	$10,750
10/31/2016	$11,462	$11,706	$10,791
11/30/2016	$10,372	$11,167	$9,920
12/31/2016	$10,016	$11,192	$9,889
1/31/2017	$10,885	$11,804	$10,365
2/28/2017	$11,385	$12,166	$11,046
3/31/2017	$12,287	$12,473	$11,753
4/30/2017	$13,155	$12,746	$12,084
5/31/2017	$13,122	$13,123	$12,200
6/30/2017	$13,422	$13,255	$12,184
7/31/2017	$13,990	$14,045	$13,046
8/31/2017	$14,023	$14,358	$12,970
9/30/2017	$13,622	$14,301	$12,532
10/31/2017	$13,923	$14,803	$13,492
11/30/2017	$14,657	$14,832	$13,498
12/31/2017	$15,365	$15,365	$14,212
1/31/2018	$14,987	$16,645	$14,548
2/28/2018	$14,575	$15,878	$13,610
3/31/2018	$14,643	$15,582	$13,073
4/30/2018	$15,056	$15,513	$13,644
5/31/2018	$14,953	$14,964	$13,061
6/30/2018	$14,678	$14,342	$12,781
7/31/2018	$15,400	$14,657	$13,552
8/31/2018	$15,572	$14,261	$13,679
9/30/2018	$13,578	$14,185	$12,232
10/31/2018	$12,890	$12,950	$11,449
11/30/2018	$14,197	$13,483	$12,591
12/31/2018	$14,520	$13,126	$12,623
1/31/2019	$14,152	$14,276	$12,279
2/28/2019	$14,299	$14,308	$12,257
3/31/2019	$15,291	$14,428	$13,463
4/30/2019	$15,255	$14,732	$13,453
5/31/2019	$15,585	$13,663	$13,517
6/30/2019	$15,512	$14,515	$13,435
7/31/2019	$14,924	$14,338	$12,647
8/31/2019	$14,593	$13,639	$12,234
9/30/2019	$15,622	$13,899	$12,630
10/31/2019	$16,284	$14,485	$13,167
11/30/2019	$16,247	$14,465	$13,123
12/31/2019	$16,521	$15,544	$13,295
1/31/2020	$17,222	$14,820	$13,326
2/29/2020	$16,632	$14,038	$12,364
3/31/2020	$11,874	$11,876	$9,069
4/30/2020	$13,165	$12,964	$10,523
5/31/2020	$12,575	$13,063	$10,237
6/30/2020	$13,571	$14,023	$11,020
7/31/2020	$14,640	$15,277	$12,119
8/31/2020	$15,304	$15,614	$12,653
9/30/2020	$15,562	$15,364	$12,769
10/31/2020	$15,820	$15,680	$12,881
11/30/2020	$17,738	$17,131	$14,081
12/31/2020	$19,434	$18,390	$15,443
1/31/2021	$18,770	$18,954	$15,166
2/28/2021	$19,656	$19,099	$16,128
3/31/2021	$20,504	$18,810	$16,510
4/30/2021	$20,430	$19,279	$16,406
5/31/2021	$21,463	$19,726	$17,821
6/30/2021	$21,868	$19,760	$17,834
7/31/2021	$22,974	$18,430	$18,140
8/31/2021	$25,335	$18,912	$19,810
9/30/2021	$25,630	$18,161	$20,088
10/31/2021	$26,072	$18,340	$19,911
11/30/2021	$25,925	$17,592	$19,353
12/31/2021	$26,729	$17,923	$20,132
1/31/2022	$25,728	$17,583	$19,831
2/28/2022	$24,419	$17,058	$18,847
3/31/2022	$24,765	$16,672	$19,570
4/30/2022	$23,494	$15,745	$19,292
5/31/2022	$21,530	$15,814	$18,071
6/30/2022	$19,874	$14,764	$16,839
7/31/2022	$22,300	$14,727	$18,389
8/31/2022	$22,801	$14,789	$19,182
9/30/2022	$21,838	$13,055	$18,088
10/31/2022	$21,761	$12,650	$18,437
11/30/2022	$22,339	$14,526	$19,312
12/31/2022	$20,916	$14,322	$18,306
1/31/2023	$20,215	$15,453	$17,847
2/28/2023	$20,215	$14,451	$17,090
3/31/2023	$19,864	$14,888	$17,218
4/30/2023	$20,721	$14,719	$17,982
5/31/2023	$21,773	$14,472	$18,554
6/30/2023	$22,941	$15,022	$19,528
7/31/2023	$22,669	$15,957	$20,249
8/31/2023	$22,707	$14,974	$20,146
9/30/2023	$22,980	$14,582	$20,453
10/31/2023	$22,591	$14,016	$19,855
11/30/2023	$23,954	$15,137	$21,277
12/31/2023	$25,274	$15,729	$22,906
1/31/2024	$24,665	$14,999	$23,615
2/29/2024	$24,746	$15,712	$24,085
3/31/2024	$24,868	$16,102	$24,028
4/30/2024	$25,234	$16,174	$24,902
5/31/2024	$25,437	$16,265	$25,026
6/30/2024	$27,509	$16,907	$26,914
7/31/2024	$27,875	$16,957	$28,062
8/31/2024	$28,606	$17,231	$28,339
9/30/2024	$29,947	$18,381	$28,955
10/31/2024	$28,281	$17,564	$26,808
11/30/2024	$28,119	$16,933	$26,682
12/31/2024	$27,646	$16,910	$25,992
1/31/2025	$26,820	$17,212	$24,681
2/28/2025	$25,509	$17,295	$22,451
3/31/2025	$27,161	$17,405	$24,646
4/30/2025	$27,646	$17,633	$25,714
5/31/2025	$28,424	$18,386	$26,347
6/30/2025	$29,298	$19,491	$27,214
7/31/2025	$27,015	$19,871	$25,886
8/31/2025	$26,140	$20,126	$25,060
9/30/2025	$26,043	$21,566	$25,178

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(13.04%)	10.85%	10.04%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI India IMI Index	(13.04%)	14.54%	9.67%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 522,385,056
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 7,497,241
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$522,385,056
# of Portfolio Holdings	24
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$7,497,241

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	25.9%
Health Care Facilities	9.4%
Life Sciences Tools & Services	8.1%
Diversified Banks	7.9%
Regional Banks	7.5%
Asset Management & Custody Banks	5.5%
Industrial Machinery & Supplies & Components	4.5%
Building Products	4.2%
Health Care Services	3.6%
Computer & Electronics Retail	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.4%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	8.9%
Max Healthcare Institute Ltd.	8.8%
Divi's Laboratories Ltd.	8.1%
AU Small Finance Bank Ltd.	7.4%
Five-Star Business Finance Ltd.	6.6%
Kotak Mahindra Bank Ltd.	4.8%
Elgi Equipments Ltd.	4.5%
Vijaya Diagnostic Centre Ltd.	3.6%
Aditya Vision Ltd.	3.6%

Material Fund Change [Text Block]
C000166041
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Institutional Class
Trading Symbol	WIINX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.39%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, Indian small-cap equities experienced losses. Early in the period, concern about inflation weighed on stocks, though those concerns eventually ebbed. Additionally, the U.S. announced tariffs on a range of Indian exports, which stoked concerns about how economic momentum might be impacted. While most small companies in India have limited direct exposure to U.S. markets, the measures heightened investor worries about supply‑chain disruptions, margin pressure and slower order flow to related industries.

The Fund ended the year slightly underperforming its benchmark. Underperformance was largely due to stock selection in the industrials and materials sectors. Within those sectors, we owned a few companies that suffered setbacks during the period and were large detractors from performance. Our financials holdings outperformed those of the benchmark and contributed to relative performance. Several of our bank and nonbank financial holdings demonstrated strong fundamentals during the period. The stocks also benefited as the Reserve Bank of India (RBI) began a round of monetary easing. In addition, the RBI rolled back some lending restrictions.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index	MSCI India IMI Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$9,870	$10,713	$10,181
11/30/2015	$9,707	$10,295	$9,770
12/31/2015	$10,008	$10,066	$9,997
1/31/2016	$9,315	$9,413	$9,244
2/29/2016	$8,390	$9,398	$8,478
3/31/2016	$9,414	$10,641	$9,624
4/30/2016	$9,678	$10,699	$9,719
5/31/2016	$9,744	$10,300	$9,872
6/30/2016	$10,008	$10,711	$10,068
7/31/2016	$10,900	$11,250	$10,647
8/31/2016	$11,098	$11,530	$10,814
9/30/2016	$11,231	$11,678	$10,750
10/31/2016	$11,495	$11,706	$10,791
11/30/2016	$10,405	$11,167	$9,920
12/31/2016	$10,049	$11,192	$9,889
1/31/2017	$10,918	$11,804	$10,365
2/28/2017	$11,452	$12,166	$11,046
3/31/2017	$12,353	$12,473	$11,753
4/30/2017	$13,221	$12,746	$12,084
5/31/2017	$13,154	$13,123	$12,200
6/30/2017	$13,488	$13,255	$12,184
7/31/2017	$14,056	$14,045	$13,046
8/31/2017	$14,089	$14,358	$12,970
9/30/2017	$13,689	$14,301	$12,532
10/31/2017	$13,956	$14,803	$13,492
11/30/2017	$14,724	$14,832	$13,498
12/31/2017	$15,430	$15,365	$14,212
1/31/2018	$15,052	$16,645	$14,548
2/28/2018	$14,640	$15,878	$13,610
3/31/2018	$14,709	$15,582	$13,073
4/30/2018	$15,121	$15,513	$13,644
5/31/2018	$15,018	$14,964	$13,061
6/30/2018	$14,743	$14,342	$12,781
7/31/2018	$15,499	$14,657	$13,552
8/31/2018	$15,637	$14,261	$13,679
9/30/2018	$13,643	$14,185	$12,232
10/31/2018	$12,956	$12,950	$11,449
11/30/2018	$14,262	$13,483	$12,591
12/31/2018	$14,619	$13,126	$12,623
1/31/2019	$14,215	$14,276	$12,279
2/28/2019	$14,399	$14,308	$12,257
3/31/2019	$15,391	$14,428	$13,463
4/30/2019	$15,391	$14,732	$13,453
5/31/2019	$15,721	$13,663	$13,517
6/30/2019	$15,611	$14,515	$13,435
7/31/2019	$15,023	$14,338	$12,647
8/31/2019	$14,693	$13,639	$12,234
9/30/2019	$15,721	$13,899	$12,630
10/31/2019	$16,382	$14,485	$13,167
11/30/2019	$16,382	$14,465	$13,123
12/31/2019	$16,656	$15,544	$13,295
1/31/2020	$17,356	$14,820	$13,326
2/29/2020	$16,730	$14,038	$12,364
3/31/2020	$11,976	$11,876	$9,069
4/30/2020	$13,266	$12,964	$10,523
5/31/2020	$12,676	$13,063	$10,237
6/30/2020	$13,671	$14,023	$11,020
7/31/2020	$14,777	$15,277	$12,119
8/31/2020	$15,477	$15,614	$12,653
9/30/2020	$15,698	$15,364	$12,769
10/31/2020	$15,956	$15,680	$12,881
11/30/2020	$17,909	$17,131	$14,081
12/31/2020	$19,641	$18,390	$15,443
1/31/2021	$18,941	$18,954	$15,166
2/28/2021	$19,862	$19,099	$16,128
3/31/2021	$20,710	$18,810	$16,510
4/30/2021	$20,636	$19,279	$16,406
5/31/2021	$21,705	$19,726	$17,821
6/30/2021	$22,110	$19,760	$17,834
7/31/2021	$23,215	$18,430	$18,140
8/31/2021	$25,611	$18,912	$19,810
9/30/2021	$25,905	$18,161	$20,088
10/31/2021	$26,348	$18,340	$19,911
11/30/2021	$26,200	$17,592	$19,353
12/31/2021	$27,042	$17,923	$20,132
1/31/2022	$26,004	$17,583	$19,831
2/28/2022	$24,658	$17,058	$18,847
3/31/2022	$25,004	$16,672	$19,570
4/30/2022	$23,773	$15,745	$19,292
5/31/2022	$21,772	$15,814	$18,071
6/30/2022	$20,118	$14,764	$16,839
7/31/2022	$22,580	$14,727	$18,389
8/31/2022	$23,080	$14,789	$19,182
9/30/2022	$22,080	$13,055	$18,088
10/31/2022	$22,003	$12,650	$18,437
11/30/2022	$22,580	$14,526	$19,312
12/31/2022	$21,159	$14,322	$18,306
1/31/2023	$20,459	$15,453	$17,847
2/28/2023	$20,459	$14,451	$17,090
3/31/2023	$20,109	$14,888	$17,218
4/30/2023	$21,004	$14,719	$17,982
5/31/2023	$22,054	$14,472	$18,554
6/30/2023	$23,260	$15,022	$19,528
7/31/2023	$22,948	$15,957	$20,249
8/31/2023	$22,987	$14,974	$20,146
9/30/2023	$23,260	$14,582	$20,453
10/31/2023	$22,910	$14,016	$19,855
11/30/2023	$24,271	$15,137	$21,277
12/31/2023	$25,589	$15,729	$22,906
1/31/2024	$24,981	$14,999	$23,615
2/29/2024	$25,062	$15,712	$24,085
3/31/2024	$25,184	$16,102	$24,028
4/30/2024	$25,589	$16,174	$24,902
5/31/2024	$25,752	$16,265	$25,026
6/30/2024	$27,860	$16,907	$26,914
7/31/2024	$28,225	$16,957	$28,062
8/31/2024	$28,996	$17,231	$28,339
9/30/2024	$30,375	$18,381	$28,955
10/31/2024	$28,671	$17,564	$26,808
11/30/2024	$28,509	$16,933	$26,682
12/31/2024	$28,040	$16,910	$25,992
1/31/2025	$27,170	$17,212	$24,681
2/28/2025	$25,865	$17,295	$22,451
3/31/2025	$27,557	$17,405	$24,646
4/30/2025	$28,040	$17,633	$25,714
5/31/2025	$28,862	$18,386	$26,347
6/30/2025	$29,732	$19,491	$27,214
7/31/2025	$27,460	$19,871	$25,886
8/31/2025	$26,542	$20,126	$25,060
9/30/2025	$26,445	$21,566	$25,178

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(12.94%)	10.99%	10.21%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI India IMI Index	(13.04%)	14.54%	9.67%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 522,385,056
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 7,497,241
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$522,385,056
# of Portfolio Holdings	24
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$7,497,241

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	25.9%
Health Care Facilities	9.4%
Life Sciences Tools & Services	8.1%
Diversified Banks	7.9%
Regional Banks	7.5%
Asset Management & Custody Banks	5.5%
Industrial Machinery & Supplies & Components	4.5%
Building Products	4.2%
Health Care Services	3.6%
Computer & Electronics Retail	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.4%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	8.9%
Max Healthcare Institute Ltd.	8.8%
Divi's Laboratories Ltd.	8.1%
AU Small Finance Bank Ltd.	7.4%
Five-Star Business Finance Ltd.	6.6%
Kotak Mahindra Bank Ltd.	4.8%
Elgi Equipments Ltd.	4.5%
Vijaya Diagnostic Centre Ltd.	3.6%
Aditya Vision Ltd.	3.6%

Material Fund Change [Text Block]
C000119725
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Investor Class
Trading Symbol	WAESX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.37%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Relative to its benchmark, stock selection in Taiwan was a large source of underperformance for the Fund. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results. Stock selection in Brazil and China also detracted from relative performance. The strategy’s underweight to China—one of the top-performing markets within the index—also detracted from performance relative to the benchmark.

At the sector level, stock selection within the information-technology (IT) sector was the largest source of underperformance. The Fund owned some IT-service companies and a semiconductor company that suffered losses during the period and were a drag on performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI Emerging Markets Index	MSCI Emerging Markets Mid Cap Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,455	$10,713	$10,615
11/30/2015	$10,275	$10,295	$10,382
12/31/2015	$10,120	$10,066	$10,206
1/31/2016	$9,713	$9,413	$9,681
2/29/2016	$9,389	$9,398	$9,514
3/31/2016	$10,335	$10,641	$10,544
4/30/2016	$10,395	$10,699	$10,628
5/31/2016	$10,383	$10,300	$10,344
6/30/2016	$10,683	$10,711	$10,697
7/31/2016	$11,054	$11,250	$11,224
8/31/2016	$11,234	$11,530	$11,351
9/30/2016	$11,054	$11,678	$11,417
10/31/2016	$10,838	$11,706	$11,409
11/30/2016	$9,820	$11,167	$10,588
12/31/2016	$9,605	$11,192	$10,488
1/31/2017	$10,132	$11,804	$11,121
2/28/2017	$10,527	$12,166	$11,531
3/31/2017	$11,018	$12,473	$11,933
4/30/2017	$11,677	$12,746	$12,288
5/31/2017	$12,144	$13,123	$12,646
6/30/2017	$12,132	$13,255	$12,639
7/31/2017	$12,814	$14,045	$13,312
8/31/2017	$12,790	$14,358	$13,630
9/30/2017	$12,527	$14,301	$13,649
10/31/2017	$12,443	$14,803	$13,752
11/30/2017	$12,802	$14,832	$14,000
12/31/2017	$13,222	$15,365	$14,765
1/31/2018	$13,820	$16,645	$15,769
2/28/2018	$13,281	$15,878	$15,063
3/31/2018	$13,461	$15,582	$15,168
4/30/2018	$13,353	$15,513	$15,004
5/31/2018	$13,401	$14,964	$14,661
6/30/2018	$13,305	$14,342	$13,927
7/31/2018	$13,593	$14,657	$13,945
8/31/2018	$13,162	$14,261	$13,668
9/30/2018	$12,455	$14,185	$13,393
10/31/2018	$10,994	$12,950	$12,347
11/30/2018	$11,904	$13,483	$13,127
12/31/2018	$11,701	$13,126	$13,035
1/31/2019	$12,347	$14,276	$13,876
2/28/2019	$12,719	$14,308	$13,854
3/31/2019	$13,246	$14,428	$13,823
4/30/2019	$13,437	$14,732	$14,115
5/31/2019	$12,886	$13,663	$13,453
6/30/2019	$13,641	$14,515	$14,235
7/31/2019	$13,593	$14,338	$14,100
8/31/2019	$13,150	$13,639	$13,449
9/30/2019	$13,557	$13,899	$13,600
10/31/2019	$14,192	$14,485	$14,234
11/30/2019	$14,251	$14,465	$13,980
12/31/2019	$14,982	$15,544	$15,035
1/31/2020	$15,222	$14,820	$14,648
2/29/2020	$14,611	$14,038	$13,335
3/31/2020	$11,473	$11,876	$10,427
4/30/2020	$12,874	$12,964	$12,026
5/31/2020	$13,892	$13,063	$12,627
6/30/2020	$15,485	$14,023	$13,508
7/31/2020	$16,659	$15,277	$14,883
8/31/2020	$17,413	$15,614	$15,119
9/30/2020	$17,234	$15,364	$14,595
10/31/2020	$17,940	$15,680	$14,233
11/30/2020	$20,120	$17,131	$15,728
12/31/2020	$22,228	$18,390	$17,131
1/31/2021	$22,347	$18,954	$16,847
2/28/2021	$22,587	$19,099	$16,819
3/31/2021	$22,299	$18,810	$16,952
4/30/2021	$23,305	$19,279	$17,766
5/31/2021	$24,299	$19,726	$18,392
6/30/2021	$25,150	$19,760	$19,101
7/31/2021	$24,838	$18,430	$18,078
8/31/2021	$27,449	$18,912	$18,612
9/30/2021	$26,958	$18,161	$17,628
10/31/2021	$27,617	$18,340	$17,601
11/30/2021	$26,263	$17,592	$17,268
12/31/2021	$26,969	$17,923	$17,452
1/31/2022	$24,154	$17,583	$16,510
2/28/2022	$22,265	$17,058	$16,391
3/31/2022	$22,554	$16,672	$16,398
4/30/2022	$19,282	$15,745	$15,132
5/31/2022	$18,729	$15,814	$15,304
6/30/2022	$16,961	$14,764	$13,939
7/31/2022	$18,200	$14,727	$14,105
8/31/2022	$18,115	$14,789	$14,244
9/30/2022	$16,046	$13,055	$12,549
10/31/2022	$16,335	$12,650	$12,908
11/30/2022	$17,803	$14,526	$14,127
12/31/2022	$16,888	$14,322	$13,944
1/31/2023	$18,440	$15,453	$14,638
2/28/2023	$18,055	$14,451	$14,038
3/31/2023	$18,440	$14,888	$14,323
4/30/2023	$18,091	$14,719	$14,485
5/31/2023	$18,007	$14,472	$14,214
6/30/2023	$18,536	$15,022	$14,769
7/31/2023	$18,572	$15,957	$15,615
8/31/2023	$17,766	$14,974	$14,906
9/30/2023	$17,718	$14,582	$14,461
10/31/2023	$16,949	$14,016	$13,754
11/30/2023	$18,993	$15,137	$15,055
12/31/2023	$19,847	$15,729	$15,614
1/31/2024	$18,464	$14,999	$14,932
2/29/2024	$19,030	$15,712	$15,711
3/31/2024	$19,402	$16,102	$15,697
4/30/2024	$19,162	$16,174	$15,606
5/31/2024	$19,763	$16,265	$15,497
6/30/2024	$20,220	$16,907	$15,864
7/31/2024	$19,751	$16,957	$16,057
8/31/2024	$21,387	$17,231	$16,288
9/30/2024	$21,856	$18,381	$17,278
10/31/2024	$21,411	$17,564	$16,347
11/30/2024	$20,677	$16,933	$15,919
12/31/2024	$19,823	$16,910	$15,788
1/31/2025	$20,425	$17,212	$16,091
2/28/2025	$19,751	$17,295	$16,083
3/31/2025	$19,330	$17,405	$16,316
4/30/2025	$19,992	$17,633	$17,044
5/31/2025	$20,834	$18,386	$17,787
6/30/2025	$21,736	$19,491	$19,232
7/31/2025	$20,401	$19,871	$19,395
8/31/2025	$21,255	$20,126	$19,916
9/30/2025	$21,098	$21,566	$20,680

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(3.47%)	4.13%	7.75%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Mid Cap Growth Index	19.69%	7.22%	7.54%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 301,362,704
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,887,398
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$301,362,704
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,887,398

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Broadline Retail	15.6%
Consumer Finance	13.6%
Semiconductors	12.3%
Hotels, Resorts & Cruise Lines	6.9%
Diversified Banks	6.8%
Electrical Components & Equipment	6.3%
Airport Services	6.0%
Electronic Equipment & Instruments	5.5%
Interactive Media & Services	5.1%
Life Sciences Tools & Services	5.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	106.9%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.5%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	7.5%
ASPEED Technology, Inc.	6.2%
Tencent Holdings Ltd.	5.1%
Divi's Laboratories Ltd.	5.0%
Max Healthcare Institute Ltd.	5.0%
NU Holdings Ltd., Class A	4.8%
Trip.com Group Ltd.	4.7%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.3%

Material Fund Change [Text Block]
C000119726
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Institutional Class
Trading Symbol	WIESX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Relative to its benchmark, stock selection in Taiwan was a large source of underperformance for the Fund. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results. Stock selection in Brazil and China also detracted from relative performance. The strategy’s underweight to China—one of the top-performing markets within the index—also detracted from performance relative to the benchmark.

At the sector level, stock selection within the information-technology (IT) sector was the largest source of underperformance. The Fund owned some IT-service companies and a semiconductor company that suffered losses during the period and were a drag on performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Mid Cap Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,464	$10,713	$10,615
11/30/2015	$10,285	$10,295	$10,382
12/31/2015	$10,131	$10,066	$10,206
1/31/2016	$9,715	$9,413	$9,681
2/29/2016	$9,394	$9,398	$9,514
3/31/2016	$10,357	$10,641	$10,544
4/30/2016	$10,404	$10,699	$10,628
5/31/2016	$10,404	$10,300	$10,344
6/30/2016	$10,702	$10,711	$10,697
7/31/2016	$11,082	$11,250	$11,224
8/31/2016	$11,260	$11,530	$11,351
9/30/2016	$11,082	$11,678	$11,417
10/31/2016	$10,880	$11,706	$11,409
11/30/2016	$9,845	$11,167	$10,588
12/31/2016	$9,643	$11,192	$10,488
1/31/2017	$10,178	$11,804	$11,121
2/28/2017	$10,571	$12,166	$11,531
3/31/2017	$11,058	$12,473	$11,933
4/30/2017	$11,724	$12,746	$12,288
5/31/2017	$12,200	$13,123	$12,646
6/30/2017	$12,188	$13,255	$12,639
7/31/2017	$12,889	$14,045	$13,312
8/31/2017	$12,866	$14,358	$13,630
9/30/2017	$12,604	$14,301	$13,649
10/31/2017	$12,521	$14,803	$13,752
11/30/2017	$12,878	$14,832	$14,000
12/31/2017	$13,306	$15,365	$14,765
1/31/2018	$13,912	$16,645	$15,769
2/28/2018	$13,377	$15,878	$15,063
3/31/2018	$13,555	$15,582	$15,168
4/30/2018	$13,448	$15,513	$15,004
5/31/2018	$13,496	$14,964	$14,661
6/30/2018	$13,413	$14,342	$13,927
7/31/2018	$13,710	$14,657	$13,945
8/31/2018	$13,270	$14,261	$13,668
9/30/2018	$12,556	$14,185	$13,393
10/31/2018	$11,082	$12,950	$12,347
11/30/2018	$12,010	$13,483	$13,127
12/31/2018	$11,807	$13,126	$13,035
1/31/2019	$12,461	$14,276	$13,876
2/28/2019	$12,830	$14,308	$13,854
3/31/2019	$13,377	$14,428	$13,823
4/30/2019	$13,567	$14,732	$14,115
5/31/2019	$13,008	$13,663	$13,453
6/30/2019	$13,781	$14,515	$14,235
7/31/2019	$13,746	$14,338	$14,100
8/31/2019	$13,294	$13,639	$13,449
9/30/2019	$13,710	$13,899	$13,600
10/31/2019	$14,352	$14,485	$14,234
11/30/2019	$14,423	$14,465	$13,980
12/31/2019	$15,161	$15,544	$15,035
1/31/2020	$15,398	$14,820	$14,648
2/29/2020	$14,792	$14,038	$13,335
3/31/2020	$11,617	$11,876	$10,427
4/30/2020	$13,044	$12,964	$12,026
5/31/2020	$14,067	$13,063	$12,627
6/30/2020	$15,696	$14,023	$13,508
7/31/2020	$16,885	$15,277	$14,883
8/31/2020	$17,658	$15,614	$15,119
9/30/2020	$17,467	$15,364	$14,595
10/31/2020	$18,193	$15,680	$14,233
11/30/2020	$20,404	$17,131	$15,728
12/31/2020	$22,545	$18,390	$17,131
1/31/2021	$22,675	$18,954	$16,847
2/28/2021	$22,925	$19,099	$16,819
3/31/2021	$22,628	$18,810	$16,952
4/30/2021	$23,650	$19,279	$17,766
5/31/2021	$24,661	$19,726	$18,392
6/30/2021	$25,529	$19,760	$19,101
7/31/2021	$25,220	$18,430	$18,078
8/31/2021	$27,872	$18,912	$18,612
9/30/2021	$27,372	$18,161	$17,628
10/31/2021	$28,038	$18,340	$17,601
11/30/2021	$26,671	$17,592	$17,268
12/31/2021	$27,371	$17,923	$17,452
1/31/2022	$24,516	$17,583	$16,510
2/28/2022	$22,606	$17,058	$16,391
3/31/2022	$22,892	$16,672	$16,398
4/30/2022	$19,585	$15,745	$15,132
5/31/2022	$19,023	$15,814	$15,304
6/30/2022	$17,232	$14,764	$13,939
7/31/2022	$18,498	$14,727	$14,105
8/31/2022	$18,402	$14,789	$14,244
9/30/2022	$16,312	$13,055	$12,549
10/31/2022	$16,599	$12,650	$12,908
11/30/2022	$18,104	$14,526	$14,127
12/31/2022	$17,172	$14,322	$13,944
1/31/2023	$18,761	$15,453	$14,638
2/28/2023	$18,378	$14,451	$14,038
3/31/2023	$18,761	$14,888	$14,323
4/30/2023	$18,402	$14,719	$14,485
5/31/2023	$18,319	$14,472	$14,214
6/30/2023	$18,868	$15,022	$14,769
7/31/2023	$18,904	$15,957	$15,615
8/31/2023	$18,092	$14,974	$14,906
9/30/2023	$18,044	$14,582	$14,461
10/31/2023	$17,268	$14,016	$13,754
11/30/2023	$19,346	$15,137	$15,055
12/31/2023	$20,229	$15,729	$15,614
1/31/2024	$18,820	$14,999	$14,932
2/29/2024	$19,393	$15,712	$15,711
3/31/2024	$19,776	$16,102	$15,697
4/30/2024	$19,537	$16,174	$15,606
5/31/2024	$20,170	$16,265	$15,497
6/30/2024	$20,623	$16,907	$15,864
7/31/2024	$20,158	$16,957	$16,057
8/31/2024	$21,830	$17,231	$16,288
9/30/2024	$22,319	$18,381	$17,278
10/31/2024	$21,865	$17,564	$16,347
11/30/2024	$21,125	$16,933	$15,919
12/31/2024	$20,253	$16,910	$15,788
1/31/2025	$20,874	$17,212	$16,091
2/28/2025	$20,194	$17,295	$16,083
3/31/2025	$19,752	$17,405	$16,316
4/30/2025	$20,444	$17,633	$17,044
5/31/2025	$21,304	$18,386	$17,787
6/30/2025	$22,236	$19,491	$19,232
7/31/2025	$20,874	$19,871	$19,395
8/31/2025	$21,746	$20,126	$19,916
9/30/2025	$21,591	$21,566	$20,680

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(3.26%)	4.33%	8.00%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Mid Cap Growth Index	19.69%	7.22%	7.54%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 301,362,704
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,887,398
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$301,362,704
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,887,398

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Broadline Retail	15.6%
Consumer Finance	13.6%
Semiconductors	12.3%
Hotels, Resorts & Cruise Lines	6.9%
Diversified Banks	6.8%
Electrical Components & Equipment	6.3%
Airport Services	6.0%
Electronic Equipment & Instruments	5.5%
Interactive Media & Services	5.1%
Life Sciences Tools & Services	5.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	106.9%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.5%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	7.5%
ASPEED Technology, Inc.	6.2%
Tencent Holdings Ltd.	5.1%
Divi's Laboratories Ltd.	5.0%
Max Healthcare Institute Ltd.	5.0%
NU Holdings Ltd., Class A	4.8%
Trip.com Group Ltd.	4.7%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.3%

Material Fund Change [Text Block]
C000051938
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Investor Class
Trading Symbol	WAEMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.95%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Small-cap equities in India lagged other emerging markets, and the Fund’s overweight to the country detracted from performance relative to the benchmark. Separately, the Fund was underweighted in Korea and China—two of the top-performing markets within the index—and this positioning was a source of underperformance.

Stock selection in a couple of large markets—Taiwan and India—also detracted from performance relative to the benchmark. Within India, the Fund held several Indian financial companies. Those stocks were weak due to a mix of margin, credit and regulatory pressures during the period. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results.

Additionally, the Fund held a couple of information-technology service companies that suffered losses and detracted from performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI Emerging Markets Index	MSCI Emerging Markets Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,460	$10,713	$10,591
11/30/2015	$10,209	$10,295	$10,319
12/31/2015	$10,127	$10,066	$10,327
1/31/2016	$9,667	$9,413	$9,514
2/29/2016	$9,332	$9,398	$9,480
3/31/2016	$10,127	$10,641	$10,428
4/30/2016	$10,253	$10,699	$10,583
5/31/2016	$10,127	$10,300	$10,210
6/30/2016	$10,336	$10,711	$10,469
7/31/2016	$10,880	$11,250	$10,917
8/31/2016	$11,090	$11,530	$11,119
9/30/2016	$11,173	$11,678	$11,265
10/31/2016	$10,964	$11,706	$11,098
11/30/2016	$9,918	$11,167	$10,580
12/31/2016	$9,750	$11,192	$10,563
1/31/2017	$10,169	$11,804	$11,057
2/28/2017	$10,504	$12,166	$11,632
3/31/2017	$10,755	$12,473	$11,938
4/30/2017	$11,257	$12,746	$12,073
5/31/2017	$11,675	$13,123	$12,157
6/30/2017	$11,717	$13,255	$12,252
7/31/2017	$12,387	$14,045	$12,689
8/31/2017	$12,554	$14,358	$12,937
9/30/2017	$12,512	$14,301	$12,942
10/31/2017	$12,638	$14,803	$13,397
11/30/2017	$13,015	$14,832	$13,633
12/31/2017	$13,475	$15,365	$14,137
1/31/2018	$13,810	$16,645	$14,956
2/28/2018	$13,266	$15,878	$14,343
3/31/2018	$13,517	$15,582	$14,161
4/30/2018	$13,182	$15,513	$14,145
5/31/2018	$12,973	$14,964	$13,851
6/30/2018	$12,554	$14,342	$12,942
7/31/2018	$12,512	$14,657	$13,100
8/31/2018	$12,136	$14,261	$12,824
9/30/2018	$11,634	$14,185	$12,398
10/31/2018	$10,169	$12,950	$11,091
11/30/2018	$10,964	$13,483	$11,697
12/31/2018	$10,921	$13,126	$11,509
1/31/2019	$11,347	$14,276	$12,128
2/28/2019	$11,678	$14,308	$12,286
3/31/2019	$12,056	$14,428	$12,402
4/30/2019	$12,339	$14,732	$12,428
5/31/2019	$11,867	$13,663	$11,817
6/30/2019	$12,387	$14,515	$12,280
7/31/2019	$12,339	$14,338	$12,097
8/31/2019	$12,056	$13,639	$11,492
9/30/2019	$12,481	$13,899	$11,717
10/31/2019	$13,427	$14,485	$12,165
11/30/2019	$13,332	$14,465	$12,094
12/31/2019	$13,916	$15,544	$12,833
1/31/2020	$14,367	$14,820	$12,320
2/29/2020	$13,616	$14,038	$11,451
3/31/2020	$10,612	$11,876	$8,808
4/30/2020	$11,864	$12,964	$10,035
5/31/2020	$12,965	$13,063	$10,272
6/30/2020	$13,966	$14,023	$11,198
7/31/2020	$14,967	$15,277	$12,232
8/31/2020	$15,067	$15,614	$12,734
9/30/2020	$15,117	$15,364	$12,525
10/31/2020	$15,468	$15,680	$12,456
11/30/2020	$16,819	$17,131	$14,211
12/31/2020	$18,469	$18,390	$15,308
1/31/2021	$18,630	$18,954	$15,320
2/28/2021	$19,274	$19,099	$16,233
3/31/2021	$19,060	$18,810	$16,481
4/30/2021	$19,758	$19,279	$17,476
5/31/2021	$20,670	$19,726	$17,917
6/30/2021	$21,583	$19,760	$18,336
7/31/2021	$21,905	$18,430	$18,095
8/31/2021	$23,086	$18,912	$18,304
9/30/2021	$22,710	$18,161	$17,940
10/31/2021	$23,516	$18,340	$17,972
11/30/2021	$23,408	$17,592	$17,444
12/31/2021	$24,028	$17,923	$18,178
1/31/2022	$21,745	$17,583	$17,374
2/28/2022	$19,690	$17,058	$16,940
3/31/2022	$19,633	$16,672	$17,390
4/30/2022	$17,464	$15,745	$16,518
5/31/2022	$16,894	$15,814	$16,247
6/30/2022	$15,010	$14,764	$14,536
7/31/2022	$15,866	$14,727	$14,938
8/31/2022	$15,923	$14,789	$15,308
9/30/2022	$14,097	$13,055	$13,773
10/31/2022	$14,154	$12,650	$13,763
11/30/2022	$15,809	$14,526	$15,057
12/31/2022	$14,725	$14,322	$14,902
1/31/2023	$15,844	$15,453	$15,785
2/28/2023	$15,785	$14,451	$15,335
3/31/2023	$15,844	$14,888	$15,478
4/30/2023	$15,550	$14,719	$15,581
5/31/2023	$15,962	$14,472	$15,754
6/30/2023	$16,374	$15,022	$16,467
7/31/2023	$16,315	$15,957	$17,542
8/31/2023	$16,080	$14,974	$17,305
9/30/2023	$15,844	$14,582	$16,949
10/31/2023	$14,843	$14,016	$16,130
11/30/2023	$16,728	$15,137	$17,685
12/31/2023	$17,847	$15,729	$18,466
1/31/2024	$17,022	$14,999	$18,147
2/29/2024	$17,552	$15,712	$18,646
3/31/2024	$17,317	$16,102	$18,660
4/30/2024	$17,317	$16,174	$19,030
5/31/2024	$17,729	$16,265	$19,154
6/30/2024	$18,259	$16,907	$19,767
7/31/2024	$17,965	$16,957	$19,758
8/31/2024	$18,730	$17,231	$20,109
9/30/2024	$19,260	$18,381	$20,850
10/31/2024	$18,377	$17,564	$19,994
11/30/2024	$17,965	$16,933	$19,551
12/31/2024	$17,467	$16,910	$19,351
1/31/2025	$17,091	$17,212	$18,811
2/28/2025	$16,340	$17,295	$18,314
3/31/2025	$15,902	$17,405	$18,287
4/30/2025	$16,465	$17,633	$18,784
5/31/2025	$16,903	$18,386	$20,270
6/30/2025	$18,093	$19,491	$21,428
7/31/2025	$17,154	$19,871	$21,563
8/31/2025	$17,529	$20,126	$22,134
9/30/2025	$17,467	$21,566	$22,577

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(9.31%)	2.93%	5.74%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index	8.28%	12.51%	8.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 210,467,496
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,285,974
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$210,467,496
# of Portfolio Holdings	45
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$4,285,974

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductors	9.9%
Electronic Equipment & Instruments	8.1%
Consumer Finance	7.6%
Diversified Banks	6.9%
Interactive Media & Services	5.1%
Asset Management & Custody Banks	5.0%
Regional Banks	4.5%
Health Care Services	4.4%
Airport Services	4.4%
Electronic Manufacturing Services	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.8%
ASPEED Technology, Inc.	6.0%
Chroma ATE, Inc.	5.4%
Baltic Classifieds Group PLC	5.1%
AU Small Finance Bank Ltd.	4.5%
Grupo Aeroportuario del Centro Norte SAB de CV	4.4%
Fabrinet	3.7%
Prudent Corporate Advisory Services Ltd.	3.5%
TBC Bank Group PLC	3.3%
United Integrated Services Co. Ltd.	3.2%

Material Fund Change [Text Block]
C000166039
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Institutional Class
Trading Symbol	WIEMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$172	1.80%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Small-cap equities in India lagged other emerging markets, and the Fund’s overweight to the country detracted from performance relative to the benchmark. Separately, the Fund was underweighted in Korea and China—two of the top-performing markets within the index—and this positioning was a source of underperformance.

Stock selection in a couple of large markets—Taiwan and India—also detracted from performance relative to the benchmark. Within India, the Fund held several Indian financial companies. Those stocks were weak due to a mix of margin, credit and regulatory pressures during the period. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results.

Additionally, the Fund held a couple of information-technology service companies that suffered losses and detracted from performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,460	$10,713	$10,591
11/30/2015	$10,209	$10,295	$10,319
12/31/2015	$10,127	$10,066	$10,327
1/31/2016	$9,667	$9,413	$9,514
2/29/2016	$9,332	$9,398	$9,480
3/31/2016	$10,127	$10,641	$10,428
4/30/2016	$10,294	$10,699	$10,583
5/31/2016	$10,127	$10,300	$10,210
6/30/2016	$10,336	$10,711	$10,469
7/31/2016	$10,880	$11,250	$10,917
8/31/2016	$11,090	$11,530	$11,119
9/30/2016	$11,173	$11,678	$11,265
10/31/2016	$10,964	$11,706	$11,098
11/30/2016	$9,918	$11,167	$10,580
12/31/2016	$9,792	$11,192	$10,563
1/31/2017	$10,169	$11,804	$11,057
2/28/2017	$10,504	$12,166	$11,632
3/31/2017	$10,755	$12,473	$11,938
4/30/2017	$11,257	$12,746	$12,073
5/31/2017	$11,675	$13,123	$12,157
6/30/2017	$11,717	$13,255	$12,252
7/31/2017	$12,387	$14,045	$12,689
8/31/2017	$12,596	$14,358	$12,937
9/30/2017	$12,554	$14,301	$12,942
10/31/2017	$12,680	$14,803	$13,397
11/30/2017	$13,056	$14,832	$13,633
12/31/2017	$13,517	$15,365	$14,137
1/31/2018	$13,851	$16,645	$14,956
2/28/2018	$13,349	$15,878	$14,343
3/31/2018	$13,559	$15,582	$14,161
4/30/2018	$13,224	$15,513	$14,145
5/31/2018	$13,015	$14,964	$13,851
6/30/2018	$12,596	$14,342	$12,942
7/31/2018	$12,596	$14,657	$13,100
8/31/2018	$12,178	$14,261	$12,824
9/30/2018	$11,675	$14,185	$12,398
10/31/2018	$10,211	$12,950	$11,091
11/30/2018	$11,006	$13,483	$11,697
12/31/2018	$10,963	$13,126	$11,509
1/31/2019	$11,388	$14,276	$12,128
2/28/2019	$11,719	$14,308	$12,286
3/31/2019	$12,144	$14,428	$12,402
4/30/2019	$12,380	$14,732	$12,428
5/31/2019	$11,908	$13,663	$11,817
6/30/2019	$12,428	$14,515	$12,280
7/31/2019	$12,428	$14,338	$12,097
8/31/2019	$12,144	$13,639	$11,492
9/30/2019	$12,522	$13,899	$11,717
10/31/2019	$13,467	$14,485	$12,165
11/30/2019	$13,420	$14,465	$12,094
12/31/2019	$14,003	$15,544	$12,833
1/31/2020	$14,454	$14,820	$12,320
2/29/2020	$13,703	$14,038	$11,451
3/31/2020	$10,703	$11,876	$8,808
4/30/2020	$11,953	$12,964	$10,035
5/31/2020	$13,053	$13,063	$10,272
6/30/2020	$14,053	$14,023	$11,198
7/31/2020	$15,054	$15,277	$12,232
8/31/2020	$15,204	$15,614	$12,734
9/30/2020	$15,204	$15,364	$12,525
10/31/2020	$15,554	$15,680	$12,456
11/30/2020	$16,954	$17,131	$14,211
12/31/2020	$18,599	$18,390	$15,308
1/31/2021	$18,759	$18,954	$15,320
2/28/2021	$19,403	$19,099	$16,233
3/31/2021	$19,242	$18,810	$16,481
4/30/2021	$19,939	$19,279	$17,476
5/31/2021	$20,850	$19,726	$17,917
6/30/2021	$21,761	$19,760	$18,336
7/31/2021	$22,082	$18,430	$18,095
8/31/2021	$23,262	$18,912	$18,304
9/30/2021	$22,886	$18,161	$17,940
10/31/2021	$23,690	$18,340	$17,972
11/30/2021	$23,583	$17,592	$17,444
12/31/2021	$24,219	$17,923	$18,178
1/31/2022	$21,940	$17,583	$17,374
2/28/2022	$19,888	$17,058	$16,940
3/31/2022	$19,831	$16,672	$17,390
4/30/2022	$17,666	$15,745	$16,518
5/31/2022	$17,039	$15,814	$16,247
6/30/2022	$15,158	$14,764	$14,536
7/31/2022	$16,013	$14,727	$14,938
8/31/2022	$16,070	$14,789	$15,308
9/30/2022	$14,246	$13,055	$13,773
10/31/2022	$14,303	$12,650	$13,763
11/30/2022	$15,956	$14,526	$15,057
12/31/2022	$14,874	$14,322	$14,902
1/31/2023	$15,991	$15,453	$15,785
2/28/2023	$15,932	$14,451	$15,335
3/31/2023	$15,991	$14,888	$15,478
4/30/2023	$15,756	$14,719	$15,581
5/31/2023	$16,108	$14,472	$15,754
6/30/2023	$16,520	$15,022	$16,467
7/31/2023	$16,520	$15,957	$17,542
8/31/2023	$16,285	$14,974	$17,305
9/30/2023	$16,049	$14,582	$16,949
10/31/2023	$14,991	$14,016	$16,130
11/30/2023	$16,931	$15,137	$17,685
12/31/2023	$18,048	$15,729	$18,466
1/31/2024	$17,225	$14,999	$18,147
2/29/2024	$17,813	$15,712	$18,646
3/31/2024	$17,519	$16,102	$18,660
4/30/2024	$17,519	$16,174	$19,030
5/31/2024	$17,931	$16,265	$19,154
6/30/2024	$18,460	$16,907	$19,767
7/31/2024	$18,225	$16,957	$19,758
8/31/2024	$18,930	$17,231	$20,109
9/30/2024	$19,518	$18,381	$20,850
10/31/2024	$18,636	$17,564	$19,994
11/30/2024	$18,225	$16,933	$19,551
12/31/2024	$17,732	$16,910	$19,351
1/31/2025	$17,295	$17,212	$18,811
2/28/2025	$16,608	$17,295	$18,314
3/31/2025	$16,108	$17,405	$18,287
4/30/2025	$16,670	$17,633	$18,784
5/31/2025	$17,107	$18,386	$20,270
6/30/2025	$18,294	$19,491	$21,428
7/31/2025	$17,419	$19,871	$21,563
8/31/2025	$17,794	$20,126	$22,134
9/30/2025	$17,732	$21,566	$22,577

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(9.15%)	3.12%	5.89%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index	8.28%	12.51%	8.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 210,467,496
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,285,974
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$210,467,496
# of Portfolio Holdings	45
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$4,285,974

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductors	9.9%
Electronic Equipment & Instruments	8.1%
Consumer Finance	7.6%
Diversified Banks	6.9%
Interactive Media & Services	5.1%
Asset Management & Custody Banks	5.0%
Regional Banks	4.5%
Health Care Services	4.4%
Airport Services	4.4%
Electronic Manufacturing Services	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.8%
ASPEED Technology, Inc.	6.0%
Chroma ATE, Inc.	5.4%
Baltic Classifieds Group PLC	5.1%
AU Small Finance Bank Ltd.	4.5%
Grupo Aeroportuario del Centro Norte SAB de CV	4.4%
Fabrinet	3.7%
Prudent Corporate Advisory Services Ltd.	3.5%
TBC Bank Group PLC	3.3%
United Integrated Services Co. Ltd.	3.2%

Material Fund Change [Text Block]
C000110019
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Investor Class
Trading Symbol	WAFMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	2.15%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, frontier emerging market equities had sharp gains. Signs of economic growth in select frontier- and emerging-market economies and a weakening dollar were catalysts for markets.

While the Fund ended the period with gains, it did not keep pace with the benchmark. A few large positions in the portfolio reported lighter-than-expected results and weighed on performance. Additionally, as the dollar weakened some of the top performers in the index were cyclical companies or other businesses that we believe are more dependent on exogenous factors such as a commodity price for growth. We were generally underexposed to such businesses. Instead, we believe the companies in our portfolio are tied to secular growth drivers and are spearheading domestic transformations within their local countries. We see a higher capacity for long-term earnings growth in these businesses.

Looking at performance from a geographic perspective, stock selection in Vietnam was the largest detractor from performance relative to the benchmark. However, the Fund’s underweight to the Philippines, which is a large weight in the index, contributed to relative results. From a sector perspective, stock selection in the financials and information-technology sectors detracted most from relative results, while the Fund benefited from strong stock selection in the consumer-discretionary sector.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI Frontier Emerging Markets Index	MSCI Frontier Markets Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,072	$10,366	$10,366
11/30/2015	$9,783	$9,721	$9,907
12/31/2015	$9,837	$9,736	$9,877
1/31/2016	$9,294	$9,178	$9,201
2/29/2016	$9,294	$9,445	$9,523
3/31/2016	$9,583	$10,225	$9,784
4/30/2016	$9,692	$10,502	$10,083
5/31/2016	$9,583	$10,482	$10,185
6/30/2016	$9,475	$10,598	$9,830
7/31/2016	$9,547	$10,789	$9,952
8/31/2016	$9,547	$10,733	$9,839
9/30/2016	$9,511	$10,680	$10,091
10/31/2016	$9,330	$10,588	$10,051
11/30/2016	$8,824	$9,963	$9,872
12/31/2016	$8,716	$10,223	$10,140
1/31/2017	$8,860	$10,843	$10,816
2/28/2017	$8,824	$10,779	$10,776
3/31/2017	$9,041	$10,980	$11,042
4/30/2017	$9,366	$11,165	$11,171
5/31/2017	$9,764	$11,633	$11,648
6/30/2017	$9,764	$11,615	$11,719
7/31/2017	$9,656	$11,880	$11,966
8/31/2017	$9,764	$12,107	$12,407
9/30/2017	$9,945	$12,339	$12,661
10/31/2017	$10,090	$12,355	$12,816
11/30/2017	$10,379	$12,497	$12,965
12/31/2017	$10,560	$12,961	$13,371
1/31/2018	$11,030	$13,566	$14,137
2/28/2018	$10,705	$13,178	$13,927
3/31/2018	$10,741	$13,168	$14,053
4/30/2018	$10,560	$13,068	$13,610
5/31/2018	$9,620	$12,104	$12,355
6/30/2018	$9,258	$11,716	$11,918
7/31/2018	$9,547	$12,126	$12,355
8/31/2018	$9,222	$11,734	$11,689
9/30/2018	$9,077	$11,529	$11,682
10/31/2018	$8,499	$11,066	$11,269
11/30/2018	$8,824	$11,241	$11,514
12/31/2018	$8,607	$11,069	$11,177
1/31/2019	$9,511	$11,852	$11,708
2/28/2019	$9,547	$11,917	$11,802
3/31/2019	$9,439	$12,114	$11,945
4/30/2019	$9,837	$12,163	$11,965
5/31/2019	$9,620	$12,100	$12,224
6/30/2019	$10,234	$12,687	$12,505
7/31/2019	$10,307	$12,731	$12,818
8/31/2019	$9,909	$11,944	$12,614
9/30/2019	$9,909	$11,831	$12,368
10/31/2019	$10,343	$12,140	$12,468
11/30/2019	$10,451	$12,078	$12,638
12/31/2019	$10,885	$12,629	$13,187
1/31/2020	$10,994	$12,224	$13,180
2/29/2020	$10,307	$11,414	$12,405
3/31/2020	$7,486	$8,643	$9,680
4/30/2020	$8,390	$9,337	$10,333
5/31/2020	$9,330	$9,707	$10,925
6/30/2020	$10,054	$10,033	$11,108
7/31/2020	$10,705	$10,030	$11,031
8/31/2020	$11,102	$10,589	$11,940
9/30/2020	$10,885	$10,469	$12,029
10/31/2020	$11,175	$10,697	$12,155
11/30/2020	$12,838	$11,479	$12,652
12/31/2020	$13,959	$12,293	$13,375
1/31/2021	$13,851	$11,728	$13,426
2/28/2021	$14,502	$11,957	$13,444
3/31/2021	$14,176	$11,545	$13,483
4/30/2021	$14,466	$11,790	$14,406
5/31/2021	$14,863	$12,272	$14,984
6/30/2021	$15,478	$12,375	$15,384
7/31/2021	$15,442	$11,902	$15,335
8/31/2021	$16,455	$12,722	$15,716
9/30/2021	$15,912	$12,576	$15,902
10/31/2021	$16,382	$13,234	$16,541
11/30/2021	$15,044	$12,731	$15,779
12/31/2021	$15,160	$12,821	$16,015
1/31/2022	$13,410	$12,917	$15,450
2/28/2022	$12,317	$12,753	$14,770
3/31/2022	$12,427	$12,883	$14,749
4/30/2022	$10,969	$12,050	$14,349
5/31/2022	$10,459	$11,821	$13,435
6/30/2022	$9,183	$10,524	$12,718
7/31/2022	$9,693	$10,684	$12,876
8/31/2022	$9,766	$10,811	$13,109
9/30/2022	$8,928	$9,610	$11,895
10/31/2022	$9,038	$9,818	$11,382
11/30/2022	$9,220	$10,689	$11,972
12/31/2022	$8,928	$10,490	$11,796
1/31/2023	$9,985	$11,004	$12,327
2/28/2023	$9,912	$10,577	$12,022
3/31/2023	$10,058	$10,741	$12,161
4/30/2023	$10,021	$10,853	$12,224
5/31/2023	$10,167	$10,583	$12,145
6/30/2023	$10,532	$10,955	$12,420
7/31/2023	$10,896	$11,656	$13,285
8/31/2023	$10,677	$11,149	$13,165
9/30/2023	$10,422	$10,917	$12,666
10/31/2023	$9,912	$10,346	$11,931
11/30/2023	$10,860	$11,131	$12,779
12/31/2023	$11,443	$11,731	$13,168
1/31/2024	$11,370	$11,896	$13,300
2/29/2024	$11,953	$12,076	$13,307
3/31/2024	$12,062	$12,386	$13,860
4/30/2024	$11,916	$12,001	$13,446
5/31/2024	$12,354	$12,234	$13,952
6/30/2024	$12,536	$12,127	$13,950
7/31/2024	$12,536	$12,420	$14,209
8/31/2024	$13,447	$12,838	$14,492
9/30/2024	$13,666	$13,137	$14,578
10/31/2024	$13,192	$12,879	$14,495
11/30/2024	$13,010	$12,546	$14,382
12/31/2024	$12,665	$12,466	$14,408
1/31/2025	$13,215	$12,561	$14,845
2/28/2025	$13,068	$12,829	$15,120
3/31/2025	$12,701	$13,309	$15,551
4/30/2025	$13,362	$13,421	$15,368
5/31/2025	$13,803	$14,107	$16,386
6/30/2025	$14,170	$14,745	$17,284
7/31/2025	$13,656	$15,349	$18,461
8/31/2025	$13,949	$16,257	$19,623
9/30/2025	$13,839	$16,560	$19,857

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	1.27%	4.92%	3.30%
MSCI Frontier Emerging Markets Index	26.06%	9.61%	5.17%
MSCI Frontier Markets Index	36.22%	10.55%	7.10%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,854,994
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 499,828
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,854,994
# of Portfolio Holdings	35
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$499,828

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	24.5%
Broadline Retail	16.0%
Consumer Finance	15.0%
Health Care Facilities	7.8%
Interactive Media & Services	6.7%
Airport Services	4.7%
Computer & Electronics Retail	3.8%
Health Care Services	2.8%
Property & Casualty Insurance	2.7%
Distillers & Vintners	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.6%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	8.0%
Akdital Holding	6.7%
Baltic Classifieds Group PLC	6.7%
Grupo Aeroportuario del Centro Norte SAB de CV	4.7%
Military Commercial Joint Stock Bank	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%
TBC Bank Group PLC	3.9%
FPT Digital Retail JSC	3.8%

Material Fund Change [Text Block]
C000166042
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Institutional Class
Trading Symbol	WIFMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	1.95%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, frontier emerging market equities had sharp gains. Signs of economic growth in select frontier- and emerging-market economies and a weakening dollar were catalysts for markets.

While the Fund ended the period with gains, it did not keep pace with the benchmark. A few large positions in the portfolio reported lighter-than-expected results and weighed on performance. Additionally, as the dollar weakened some of the top performers in the index were cyclical companies or other businesses that we believe are more dependent on exogenous factors such as a commodity price for growth. We were generally underexposed to such businesses. Instead, we believe the companies in our portfolio are tied to secular growth drivers and are spearheading domestic transformations within their local countries. We see a higher capacity for long-term earnings growth in these businesses.

Looking at performance from a geographic perspective, stock selection in Vietnam was the largest detractor from performance relative to the benchmark. However, the Fund’s underweight to the Philippines, which is a large weight in the index, contributed to relative results. From a sector perspective, stock selection in the financials and information-technology sectors detracted most from relative results, while the Fund benefited from strong stock selection in the consumer-discretionary sector.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI Frontier Emerging Markets Index	MSCI Frontier Markets Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,072	$10,366	$10,366
11/30/2015	$9,783	$9,721	$9,907
12/31/2015	$9,837	$9,736	$9,877
1/31/2016	$9,294	$9,178	$9,201
2/29/2016	$9,330	$9,445	$9,523
3/31/2016	$9,620	$10,225	$9,784
4/30/2016	$9,728	$10,502	$10,083
5/31/2016	$9,620	$10,482	$10,185
6/30/2016	$9,475	$10,598	$9,830
7/31/2016	$9,547	$10,789	$9,952
8/31/2016	$9,547	$10,733	$9,839
9/30/2016	$9,547	$10,680	$10,091
10/31/2016	$9,366	$10,588	$10,051
11/30/2016	$8,860	$9,963	$9,872
12/31/2016	$8,752	$10,223	$10,140
1/31/2017	$8,860	$10,843	$10,816
2/28/2017	$8,860	$10,779	$10,776
3/31/2017	$9,077	$10,980	$11,042
4/30/2017	$9,403	$11,165	$11,171
5/31/2017	$9,800	$11,633	$11,648
6/30/2017	$9,800	$11,615	$11,719
7/31/2017	$9,728	$11,880	$11,966
8/31/2017	$9,837	$12,107	$12,407
9/30/2017	$9,981	$12,339	$12,661
10/31/2017	$10,126	$12,355	$12,816
11/30/2017	$10,451	$12,497	$12,965
12/31/2017	$10,632	$12,961	$13,371
1/31/2018	$11,102	$13,566	$14,137
2/28/2018	$10,777	$13,178	$13,927
3/31/2018	$10,813	$13,168	$14,053
4/30/2018	$10,632	$13,068	$13,610
5/31/2018	$9,656	$12,104	$12,355
6/30/2018	$9,330	$11,716	$11,918
7/31/2018	$9,620	$12,126	$12,355
8/31/2018	$9,294	$11,734	$11,689
9/30/2018	$9,150	$11,529	$11,682
10/31/2018	$8,571	$11,066	$11,269
11/30/2018	$8,860	$11,241	$11,514
12/31/2018	$8,643	$11,069	$11,177
1/31/2019	$9,583	$11,852	$11,708
2/28/2019	$9,620	$11,917	$11,802
3/31/2019	$9,511	$12,114	$11,945
4/30/2019	$9,909	$12,163	$11,965
5/31/2019	$9,692	$12,100	$12,224
6/30/2019	$10,307	$12,687	$12,505
7/31/2019	$10,379	$12,731	$12,818
8/31/2019	$10,017	$11,944	$12,614
9/30/2019	$9,981	$11,831	$12,368
10/31/2019	$10,415	$12,140	$12,468
11/30/2019	$10,524	$12,078	$12,638
12/31/2019	$10,958	$12,629	$13,187
1/31/2020	$11,102	$12,224	$13,180
2/29/2020	$10,379	$11,414	$12,405
3/31/2020	$7,558	$8,643	$9,680
4/30/2020	$8,462	$9,337	$10,333
5/31/2020	$9,403	$9,707	$10,925
6/30/2020	$10,162	$10,033	$11,108
7/31/2020	$10,813	$10,030	$11,031
8/31/2020	$11,247	$10,589	$11,940
9/30/2020	$11,030	$10,469	$12,029
10/31/2020	$11,319	$10,697	$12,155
11/30/2020	$12,983	$11,479	$12,652
12/31/2020	$14,104	$12,293	$13,375
1/31/2021	$13,995	$11,728	$13,426
2/28/2021	$14,683	$11,957	$13,444
3/31/2021	$14,321	$11,545	$13,483
4/30/2021	$14,646	$11,790	$14,406
5/31/2021	$15,044	$12,272	$14,984
6/30/2021	$15,659	$12,375	$15,384
7/31/2021	$15,623	$11,902	$15,335
8/31/2021	$16,635	$12,722	$15,716
9/30/2021	$16,129	$12,576	$15,902
10/31/2021	$16,563	$13,234	$16,541
11/30/2021	$15,225	$12,731	$15,779
12/31/2021	$15,362	$12,821	$16,015
1/31/2022	$13,611	$12,917	$15,450
2/28/2022	$12,479	$12,753	$14,770
3/31/2022	$12,625	$12,883	$14,749
4/30/2022	$11,129	$12,050	$14,349
5/31/2022	$10,618	$11,821	$13,435
6/30/2022	$9,305	$10,524	$12,718
7/31/2022	$9,816	$10,684	$12,876
8/31/2022	$9,889	$10,811	$13,109
9/30/2022	$9,049	$9,610	$11,895
10/31/2022	$9,195	$9,818	$11,382
11/30/2022	$9,414	$10,689	$11,972
12/31/2022	$9,086	$10,490	$11,796
1/31/2023	$10,181	$11,004	$12,327
2/28/2023	$10,108	$10,577	$12,022
3/31/2023	$10,254	$10,741	$12,161
4/30/2023	$10,217	$10,853	$12,224
5/31/2023	$10,363	$10,583	$12,145
6/30/2023	$10,728	$10,955	$12,420
7/31/2023	$11,129	$11,656	$13,285
8/31/2023	$10,874	$11,149	$13,165
9/30/2023	$10,618	$10,917	$12,666
10/31/2023	$10,108	$10,346	$11,931
11/30/2023	$11,056	$11,131	$12,779
12/31/2023	$11,677	$11,731	$13,168
1/31/2024	$11,604	$11,896	$13,300
2/29/2024	$12,187	$12,076	$13,307
3/31/2024	$12,297	$12,386	$13,860
4/30/2024	$12,187	$12,001	$13,446
5/31/2024	$12,625	$12,234	$13,952
6/30/2024	$12,808	$12,127	$13,950
7/31/2024	$12,808	$12,420	$14,209
8/31/2024	$13,756	$12,838	$14,492
9/30/2024	$13,975	$13,137	$14,578
10/31/2024	$13,501	$12,879	$14,495
11/30/2024	$13,319	$12,546	$14,382
12/31/2024	$12,961	$12,466	$14,408
1/31/2025	$13,514	$12,561	$14,845
2/28/2025	$13,366	$12,829	$15,120
3/31/2025	$12,998	$13,309	$15,551
4/30/2025	$13,661	$13,421	$15,368
5/31/2025	$14,139	$14,107	$16,386
6/30/2025	$14,508	$14,745	$17,284
7/31/2025	$13,955	$15,349	$18,461
8/31/2025	$14,287	$16,257	$19,623
9/30/2025	$14,176	$16,560	$19,857

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	1.44%	5.15%	3.55%
MSCI Frontier Emerging Markets Index	26.06%	9.61%	5.17%
MSCI Frontier Markets Index	36.22%	10.55%	7.10%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,854,994
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 499,828
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,854,994
# of Portfolio Holdings	35
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$499,828

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	24.5%
Broadline Retail	16.0%
Consumer Finance	15.0%
Health Care Facilities	7.8%
Interactive Media & Services	6.7%
Airport Services	4.7%
Computer & Electronics Retail	3.8%
Health Care Services	2.8%
Property & Casualty Insurance	2.7%
Distillers & Vintners	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.6%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	8.0%
Akdital Holding	6.7%
Baltic Classifieds Group PLC	6.7%
Grupo Aeroportuario del Centro Norte SAB de CV	4.7%
Military Commercial Joint Stock Bank	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%
TBC Bank Group PLC	3.9%
FPT Digital Retail JSC	3.8%

Material Fund Change [Text Block]
C000214013
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Investor Class
Trading Symbol	WAGSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.36%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance. While disappointed with the Fund’s performance, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI ACWI Index	MSCI ACWI Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000
10/31/2019	$10,360	$10,274	$10,310
11/30/2019	$10,810	$10,524	$10,645
12/31/2019	$10,940	$10,895	$10,908
1/31/2020	$11,020	$10,775	$10,891
2/29/2020	$10,260	$9,904	$9,984
3/31/2020	$8,990	$8,567	$8,526
4/30/2020	$10,040	$9,485	$9,636
5/31/2020	$11,150	$9,898	$10,480
6/30/2020	$11,480	$10,214	$10,807
7/31/2020	$12,190	$10,754	$11,552
8/31/2020	$12,750	$11,412	$12,002
9/30/2020	$12,600	$11,044	$11,837
10/31/2020	$12,420	$10,776	$11,711
11/30/2020	$14,110	$12,104	$13,179
12/31/2020	$14,734	$12,666	$13,958
1/31/2021	$13,962	$12,608	$13,790
2/28/2021	$13,992	$12,901	$13,966
3/31/2021	$13,912	$13,245	$13,918
4/30/2021	$14,824	$13,824	$14,636
5/31/2021	$15,164	$14,039	$14,754
6/30/2021	$15,475	$14,224	$15,186
7/31/2021	$15,966	$14,322	$15,311
8/31/2021	$16,647	$14,681	$15,733
9/30/2021	$15,855	$14,074	$15,014
10/31/2021	$16,577	$14,793	$15,745
11/30/2021	$15,926	$14,437	$15,262
12/31/2021	$15,918	$15,014	$15,527
1/31/2022	$13,766	$14,277	$13,765
2/28/2022	$13,403	$13,908	$13,595
3/31/2022	$13,233	$14,209	$13,766
4/30/2022	$11,828	$13,072	$12,367
5/31/2022	$11,375	$13,087	$12,206
6/30/2022	$10,378	$11,984	$11,129
7/31/2022	$11,534	$12,821	$12,102
8/31/2022	$10,899	$12,349	$11,666
9/30/2022	$9,868	$11,167	$10,478
10/31/2022	$10,469	$11,841	$11,029
11/30/2022	$11,182	$12,759	$11,959
12/31/2022	$10,650	$12,257	$11,581
1/31/2023	$11,794	$13,135	$12,547
2/28/2023	$11,636	$12,759	$12,220
3/31/2023	$11,681	$13,152	$12,460
4/30/2023	$11,432	$13,341	$12,417
5/31/2023	$11,522	$13,198	$12,277
6/30/2023	$12,338	$13,965	$12,927
7/31/2023	$12,565	$14,476	$13,441
8/31/2023	$12,134	$14,071	$12,922
9/30/2023	$11,624	$13,490	$12,274
10/31/2023	$11,103	$13,084	$11,540
11/30/2023	$12,655	$14,292	$12,843
12/31/2023	$13,607	$14,978	$13,712
1/31/2024	$12,973	$15,066	$13,483
2/29/2024	$13,505	$15,712	$14,259
3/31/2024	$13,675	$16,206	$14,583
4/30/2024	$12,780	$15,671	$13,879
5/31/2024	$13,233	$16,308	$14,114
6/30/2024	$13,120	$16,671	$14,183
7/31/2024	$13,596	$16,940	$14,538
8/31/2024	$13,913	$17,370	$14,891
9/30/2024	$14,230	$17,773	$15,429
10/31/2024	$13,732	$17,374	$14,960
11/30/2024	$14,649	$18,024	$15,813
12/31/2024	$13,675	$17,598	$15,163
1/31/2025	$14,672	$18,188	$15,881
2/28/2025	$14,174	$18,079	$15,574
3/31/2025	$13,460	$17,365	$15,010
4/30/2025	$14,094	$17,526	$15,641
5/31/2025	$14,672	$18,534	$16,781
6/30/2025	$15,057	$19,366	$17,712
7/31/2025	$14,479	$19,629	$17,838
8/31/2025	$14,479	$20,113	$18,123
9/30/2025	$14,366	$20,842	$18,414

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Investor Class	0.96%	2.66%	6.22%
MSCI ACWI Index	17.27%	13.54%	13.02%
MSCI ACWI Mid Cap Growth Index	19.35%	9.24%	10.71%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 12,795,921
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,795,921
# of Portfolio Holdings	33
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.9%
Research & Consulting Services	7.5%
Broadline Retail	7.4%
Semiconductors	4.8%
Consumer Finance	4.6%
Managed Health Care	4.4%
Interactive Media & Services	4.1%
Aerospace & Defense	4.1%
Electronic Equipment & Instruments	4.0%
Industrial Machinery & Supplies & Components	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	4.6%
HealthEquity, Inc.	4.4%
Monolithic Power Systems, Inc.	4.2%
Scout24 SE	4.1%
BayCurrent, Inc.	4.1%
HEICO Corp., Class A	4.1%
Halma PLC	4.0%
Dollarama, Inc.	3.8%
RBC Bearings, Inc.	3.8%
Sugi Holdings Co. Ltd.	3.8%

Material Fund Change [Text Block]
C000214012
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Institutional Class
Trading Symbol	WGGSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance. While disappointed with the Fund’s performance, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI Index	MSCI ACWI Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000
10/31/2019	$10,360	$10,274	$10,310
11/30/2019	$10,820	$10,524	$10,645
12/31/2019	$10,940	$10,895	$10,908
1/31/2020	$11,040	$10,775	$10,891
2/29/2020	$10,280	$9,904	$9,984
3/31/2020	$9,010	$8,567	$8,526
4/30/2020	$10,060	$9,485	$9,636
5/31/2020	$11,170	$9,898	$10,480
6/30/2020	$11,510	$10,214	$10,807
7/31/2020	$12,220	$10,754	$11,552
8/31/2020	$12,790	$11,412	$12,002
9/30/2020	$12,640	$11,044	$11,837
10/31/2020	$12,470	$10,776	$11,711
11/30/2020	$14,170	$12,104	$13,179
12/31/2020	$14,794	$12,666	$13,958
1/31/2021	$14,022	$12,608	$13,790
2/28/2021	$14,052	$12,901	$13,966
3/31/2021	$13,982	$13,245	$13,918
4/30/2021	$14,904	$13,824	$14,636
5/31/2021	$15,244	$14,039	$14,754
6/30/2021	$15,565	$14,224	$15,186
7/31/2021	$16,066	$14,322	$15,311
8/31/2021	$16,757	$14,681	$15,733
9/30/2021	$15,966	$14,074	$15,014
10/31/2021	$16,697	$14,793	$15,745
11/30/2021	$16,046	$14,437	$15,262
12/31/2021	$16,050	$15,014	$15,527
1/31/2022	$13,877	$14,277	$13,765
2/28/2022	$13,515	$13,908	$13,595
3/31/2022	$13,357	$14,209	$13,766
4/30/2022	$11,942	$13,072	$12,367
5/31/2022	$11,489	$13,087	$12,206
6/30/2022	$10,481	$11,984	$11,129
7/31/2022	$11,647	$12,821	$12,102
8/31/2022	$11,013	$12,349	$11,666
9/30/2022	$9,983	$11,167	$10,478
10/31/2022	$10,583	$11,841	$11,029
11/30/2022	$11,308	$12,759	$11,959
12/31/2022	$10,776	$12,257	$11,581
1/31/2023	$11,930	$13,135	$12,547
2/28/2023	$11,783	$12,759	$12,220
3/31/2023	$11,828	$13,152	$12,460
4/30/2023	$11,591	$13,341	$12,417
5/31/2023	$11,681	$13,198	$12,277
6/30/2023	$12,508	$13,965	$12,927
7/31/2023	$12,745	$14,476	$13,441
8/31/2023	$12,315	$14,071	$12,922
9/30/2023	$11,806	$13,490	$12,274
10/31/2023	$11,274	$13,084	$11,540
11/30/2023	$12,859	$14,292	$12,843
12/31/2023	$13,821	$14,978	$13,712
1/31/2024	$13,187	$15,066	$13,483
2/29/2024	$13,730	$15,712	$14,259
3/31/2024	$13,900	$16,206	$14,583
4/30/2024	$13,006	$15,671	$13,879
5/31/2024	$13,458	$16,308	$14,114
6/30/2024	$13,357	$16,671	$14,183
7/31/2024	$13,843	$16,940	$14,538
8/31/2024	$14,172	$17,370	$14,891
9/30/2024	$14,500	$17,773	$15,429
10/31/2024	$13,990	$17,374	$14,960
11/30/2024	$14,941	$18,024	$15,813
12/31/2024	$13,945	$17,598	$15,163
1/31/2025	$14,975	$18,188	$15,881
2/28/2025	$14,466	$18,079	$15,574
3/31/2025	$13,741	$17,365	$15,010
4/30/2025	$14,398	$17,526	$15,641
5/31/2025	$14,987	$18,534	$16,781
6/30/2025	$15,394	$19,366	$17,712
7/31/2025	$14,794	$19,629	$17,838
8/31/2025	$14,805	$20,113	$18,123
9/30/2025	$14,692	$20,842	$18,414

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Institutional Class	1.33%	3.05%	6.62%
MSCI ACWI Index	17.27%	13.54%	13.02%
MSCI ACWI Mid Cap Growth Index	19.35%	9.24%	10.71%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 12,795,921
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,795,921
# of Portfolio Holdings	33
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.9%
Research & Consulting Services	7.5%
Broadline Retail	7.4%
Semiconductors	4.8%
Consumer Finance	4.6%
Managed Health Care	4.4%
Interactive Media & Services	4.1%
Aerospace & Defense	4.1%
Electronic Equipment & Instruments	4.0%
Industrial Machinery & Supplies & Components	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	4.6%
HealthEquity, Inc.	4.4%
Monolithic Power Systems, Inc.	4.2%
Scout24 SE	4.1%
BayCurrent, Inc.	4.1%
HEICO Corp., Class A	4.1%
Halma PLC	4.0%
Dollarama, Inc.	3.8%
RBC Bearings, Inc.	3.8%
Sugi Holdings Co. Ltd.	3.8%

Material Fund Change [Text Block]
C000065330
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAGOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.48%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist were factors that weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. Those positions had a large effect on performance. While disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI ACWI Index	MSCI ACWI Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,570	$10,785	$10,576
11/30/2015	$10,883	$10,696	$10,654
12/31/2015	$10,920	$10,503	$10,414
1/31/2016	$9,886	$9,869	$9,604
2/29/2016	$9,596	$9,802	$9,659
3/31/2016	$10,339	$10,528	$10,487
4/30/2016	$10,371	$10,683	$10,724
5/31/2016	$10,629	$10,697	$10,800
6/30/2016	$10,500	$10,632	$10,645
7/31/2016	$11,146	$11,090	$11,218
8/31/2016	$11,114	$11,128	$11,255
9/30/2016	$11,373	$11,196	$11,421
10/31/2016	$10,888	$11,006	$11,028
11/30/2016	$10,629	$11,089	$11,380
12/31/2016	$10,440	$11,329	$11,621
1/31/2017	$11,110	$11,639	$11,917
2/28/2017	$11,321	$11,965	$12,208
3/31/2017	$11,674	$12,112	$12,322
4/30/2017	$12,133	$12,300	$12,559
5/31/2017	$12,450	$12,572	$12,639
6/30/2017	$12,662	$12,629	$12,825
7/31/2017	$12,944	$12,982	$13,134
8/31/2017	$12,803	$13,032	$13,155
9/30/2017	$13,261	$13,284	$13,616
10/31/2017	$13,473	$13,559	$13,845
11/30/2017	$14,143	$13,822	$14,140
12/31/2017	$14,369	$14,045	$14,388
1/31/2018	$15,152	$14,837	$14,934
2/28/2018	$14,995	$14,214	$14,335
3/31/2018	$15,230	$13,910	$14,320
4/30/2018	$14,878	$14,042	$14,435
5/31/2018	$15,347	$14,060	$14,741
6/30/2018	$15,465	$13,984	$14,598
7/31/2018	$15,739	$14,406	$14,775
8/31/2018	$16,404	$14,519	$15,038
9/30/2018	$16,013	$14,582	$14,797
10/31/2018	$14,134	$13,489	$13,322
11/30/2018	$14,838	$13,686	$13,465
12/31/2018	$13,344	$12,722	$12,317
1/31/2019	$14,557	$13,727	$13,523
2/28/2019	$15,490	$14,094	$13,998
3/31/2019	$15,584	$14,271	$13,931
4/30/2019	$16,517	$14,753	$14,326
5/31/2019	$16,004	$13,878	$13,413
6/30/2019	$16,797	$14,787	$14,166
7/31/2019	$16,704	$14,830	$14,218
8/31/2019	$16,237	$14,478	$13,710
9/30/2019	$16,144	$14,783	$13,990
10/31/2019	$16,564	$15,188	$14,392
11/30/2019	$17,310	$15,558	$14,802
12/31/2019	$17,758	$16,106	$15,354
1/31/2020	$17,859	$15,928	$14,908
2/29/2020	$16,591	$14,642	$13,570
3/31/2020	$13,242	$12,665	$10,718
4/30/2020	$15,373	$14,022	$12,163
5/31/2020	$17,301	$14,632	$12,965
6/30/2020	$17,910	$15,099	$13,381
7/31/2020	$18,874	$15,898	$13,980
8/31/2020	$19,889	$16,871	$14,752
9/30/2020	$19,889	$16,327	$14,441
10/31/2020	$20,599	$15,930	$14,430
11/30/2020	$23,389	$17,894	$16,629
12/31/2020	$25,255	$18,724	$17,861
1/31/2021	$25,255	$18,639	$18,189
2/28/2021	$26,445	$19,071	$19,117
3/31/2021	$25,928	$19,580	$19,508
4/30/2021	$27,274	$20,436	$20,312
5/31/2021	$27,377	$20,754	$20,523
6/30/2021	$28,464	$21,028	$20,617
7/31/2021	$28,930	$21,173	$20,461
8/31/2021	$30,379	$21,703	$20,928
9/30/2021	$30,172	$20,806	$20,305
10/31/2021	$31,465	$21,868	$20,955
11/30/2021	$30,430	$21,342	$19,984
12/31/2021	$30,686	$22,195	$20,735
1/31/2022	$26,311	$21,105	$19,245
2/28/2022	$25,693	$20,560	$19,223
3/31/2022	$25,693	$21,006	$19,440
4/30/2022	$22,832	$19,324	$17,988
5/31/2022	$21,823	$19,347	$17,919
6/30/2022	$19,803	$17,716	$16,118
7/31/2022	$21,710	$18,953	$17,461
8/31/2022	$21,205	$18,255	$17,009
9/30/2022	$19,018	$16,508	$15,269
10/31/2022	$19,803	$17,504	$16,341
11/30/2022	$21,262	$18,862	$17,410
12/31/2022	$19,954	$18,119	$16,864
1/31/2023	$22,191	$19,418	$18,356
2/28/2023	$21,617	$18,862	$17,963
3/31/2023	$21,216	$19,443	$17,580
4/30/2023	$21,101	$19,723	$17,579
5/31/2023	$21,101	$19,511	$17,179
6/30/2023	$22,821	$20,644	$18,217
7/31/2023	$23,223	$21,400	$19,150
8/31/2023	$22,535	$20,802	$18,484
9/30/2023	$21,445	$19,942	$17,596
10/31/2023	$19,668	$19,342	$16,549
11/30/2023	$22,477	$21,127	$18,098
12/31/2023	$25,058	$22,142	$19,704
1/31/2024	$23,681	$22,272	$19,187
2/29/2024	$25,000	$23,228	$19,811
3/31/2024	$24,886	$23,957	$20,474
4/30/2024	$23,108	$23,167	$19,620
5/31/2024	$24,083	$24,108	$20,400
6/30/2024	$24,828	$24,644	$20,155
7/31/2024	$25,688	$25,042	$21,326
8/31/2024	$26,491	$25,678	$21,470
9/30/2024	$27,351	$26,274	$21,928
10/31/2024	$26,663	$25,685	$21,293
11/30/2024	$28,441	$26,645	$22,401
12/31/2024	$26,736	$26,015	$21,213
1/31/2025	$28,290	$26,888	$21,762
2/28/2025	$26,487	$26,726	$21,061
3/31/2025	$24,560	$25,670	$20,371
4/30/2025	$24,933	$25,909	$20,571
5/31/2025	$26,176	$27,399	$21,827
6/30/2025	$27,544	$28,629	$22,890
7/31/2025	$27,047	$29,017	$23,146
8/31/2025	$26,674	$29,734	$24,256
9/30/2025	$25,990	$30,811	$24,738

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(4.98%)	5.50%	10.02%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Small Cap Index	12.82%	11.37%	9.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 182,843,254
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 2,512,938
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$182,843,254
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,512,938

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.3%
Industrial Machinery & Supplies & Components	6.8%
Semiconductors	6.5%
Health Care Facilities	5.8%
Trading Companies & Distributors	5.4%
Semiconductor Materials & Equipment	5.0%
Regional Banks	4.9%
Asset Management & Custody Banks	4.1%
Building Products	4.0%
Transaction & Payment Processing Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.7%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Ensign Group, Inc.	3.4%
ASPEED Technology, Inc.	3.4%
Nova Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.3%
AU Small Finance Bank Ltd.	3.0%
RBC Bearings, Inc.	3.0%
BayCurrent, Inc.	2.9%
Diploma PLC	2.5%
Rakus Co. Ltd.	2.5%

Material Fund Change [Text Block]
C000166040
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIGOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.35%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist were factors that weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. Those positions had a large effect on performance. While disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI Index	MSCI ACWI Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,570	$10,785	$10,576
11/30/2015	$10,883	$10,696	$10,654
12/31/2015	$10,920	$10,503	$10,414
1/31/2016	$9,886	$9,869	$9,604
2/29/2016	$9,596	$9,802	$9,659
3/31/2016	$10,339	$10,528	$10,487
4/30/2016	$10,371	$10,683	$10,724
5/31/2016	$10,629	$10,697	$10,800
6/30/2016	$10,500	$10,632	$10,645
7/31/2016	$11,146	$11,090	$11,218
8/31/2016	$11,114	$11,128	$11,255
9/30/2016	$11,373	$11,196	$11,421
10/31/2016	$10,920	$11,006	$11,028
11/30/2016	$10,629	$11,089	$11,380
12/31/2016	$10,433	$11,329	$11,621
1/31/2017	$11,105	$11,639	$11,917
2/28/2017	$11,317	$11,965	$12,208
3/31/2017	$11,671	$12,112	$12,322
4/30/2017	$12,130	$12,300	$12,559
5/31/2017	$12,484	$12,572	$12,639
6/30/2017	$12,696	$12,629	$12,825
7/31/2017	$12,979	$12,982	$13,134
8/31/2017	$12,838	$13,032	$13,155
9/30/2017	$13,297	$13,284	$13,616
10/31/2017	$13,510	$13,559	$13,845
11/30/2017	$14,181	$13,822	$14,140
12/31/2017	$14,408	$14,045	$14,388
1/31/2018	$15,193	$14,837	$14,934
2/28/2018	$15,036	$14,214	$14,335
3/31/2018	$15,271	$13,910	$14,320
4/30/2018	$14,957	$14,042	$14,435
5/31/2018	$15,389	$14,060	$14,741
6/30/2018	$15,507	$13,984	$14,598
7/31/2018	$15,821	$14,406	$14,775
8/31/2018	$16,488	$14,519	$15,038
9/30/2018	$16,096	$14,582	$14,797
10/31/2018	$14,211	$13,489	$13,322
11/30/2018	$14,918	$13,686	$13,465
12/31/2018	$13,420	$12,722	$12,317
1/31/2019	$14,635	$13,727	$13,523
2/28/2019	$15,570	$14,094	$13,998
3/31/2019	$15,664	$14,271	$13,931
4/30/2019	$16,599	$14,753	$14,326
5/31/2019	$16,085	$13,878	$13,413
6/30/2019	$16,880	$14,787	$14,166
7/31/2019	$16,833	$14,830	$14,218
8/31/2019	$16,319	$14,478	$13,710
9/30/2019	$16,272	$14,783	$13,990
10/31/2019	$16,646	$15,188	$14,392
11/30/2019	$17,441	$15,558	$14,802
12/31/2019	$17,893	$16,106	$15,354
1/31/2020	$17,995	$15,928	$14,908
2/29/2020	$16,724	$14,642	$13,570
3/31/2020	$13,318	$12,665	$10,718
4/30/2020	$15,453	$14,022	$12,163
5/31/2020	$17,436	$14,632	$12,965
6/30/2020	$18,046	$15,099	$13,381
7/31/2020	$19,012	$15,898	$13,980
8/31/2020	$20,028	$16,871	$14,752
9/30/2020	$20,028	$16,327	$14,441
10/31/2020	$20,791	$15,930	$14,430
11/30/2020	$23,587	$17,894	$16,629
12/31/2020	$25,508	$18,724	$17,861
1/31/2021	$25,508	$18,639	$18,189
2/28/2021	$26,700	$19,071	$19,117
3/31/2021	$26,130	$19,580	$19,508
4/30/2021	$27,530	$20,436	$20,312
5/31/2021	$27,633	$20,754	$20,523
6/30/2021	$28,722	$21,028	$20,617
7/31/2021	$29,241	$21,173	$20,461
8/31/2021	$30,640	$21,703	$20,928
9/30/2021	$30,485	$20,806	$20,305
10/31/2021	$31,781	$21,868	$20,955
11/30/2021	$30,744	$21,342	$19,984
12/31/2021	$30,969	$22,195	$20,735
1/31/2022	$26,585	$21,105	$19,245
2/28/2022	$25,967	$20,560	$19,223
3/31/2022	$25,967	$21,006	$19,440
4/30/2022	$23,044	$19,324	$17,988
5/31/2022	$22,033	$19,347	$17,919
6/30/2022	$20,009	$17,716	$16,118
7/31/2022	$21,920	$18,953	$17,461
8/31/2022	$21,414	$18,255	$17,009
9/30/2022	$19,222	$16,508	$15,269
10/31/2022	$20,009	$17,504	$16,341
11/30/2022	$21,527	$18,862	$17,410
12/31/2022	$20,160	$18,119	$16,864
1/31/2023	$22,457	$19,418	$18,356
2/28/2023	$21,883	$18,862	$17,963
3/31/2023	$21,481	$19,443	$17,580
4/30/2023	$21,366	$19,723	$17,579
5/31/2023	$21,366	$19,511	$17,179
6/30/2023	$23,089	$20,644	$18,217
7/31/2023	$23,491	$21,400	$19,150
8/31/2023	$22,859	$20,802	$18,484
9/30/2023	$21,711	$19,942	$17,596
10/31/2023	$19,930	$19,342	$16,549
11/30/2023	$22,802	$21,127	$18,098
12/31/2023	$25,386	$22,142	$19,704
1/31/2024	$24,008	$22,272	$19,187
2/29/2024	$25,329	$23,228	$19,811
3/31/2024	$25,214	$23,957	$20,474
4/30/2024	$23,434	$23,167	$19,620
5/31/2024	$24,410	$24,108	$20,400
6/30/2024	$25,157	$24,644	$20,155
7/31/2024	$26,018	$25,042	$21,326
8/31/2024	$26,822	$25,678	$21,470
9/30/2024	$27,741	$26,274	$21,928
10/31/2024	$26,995	$25,685	$21,293
11/30/2024	$28,890	$26,645	$22,401
12/31/2024	$27,126	$26,015	$21,213
1/31/2025	$28,744	$26,888	$21,762
2/28/2025	$26,877	$26,726	$21,061
3/31/2025	$24,948	$25,670	$20,371
4/30/2025	$25,259	$25,909	$20,571
5/31/2025	$26,566	$27,399	$21,827
6/30/2025	$27,997	$28,629	$22,890
7/31/2025	$27,437	$29,017	$23,146
8/31/2025	$27,064	$29,734	$24,256
9/30/2025	$26,379	$30,811	$24,738

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(4.91%)	5.66%	10.19%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Small Cap Index	12.82%	11.37%	9.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 182,843,254
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 2,512,938
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$182,843,254
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,512,938

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.3%
Industrial Machinery & Supplies & Components	6.8%
Semiconductors	6.5%
Health Care Facilities	5.8%
Trading Companies & Distributors	5.4%
Semiconductor Materials & Equipment	5.0%
Regional Banks	4.9%
Asset Management & Custody Banks	4.1%
Building Products	4.0%
Transaction & Payment Processing Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.7%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Ensign Group, Inc.	3.4%
ASPEED Technology, Inc.	3.4%
Nova Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.3%
AU Small Finance Bank Ltd.	3.0%
RBC Bearings, Inc.	3.0%
BayCurrent, Inc.	2.9%
Diploma PLC	2.5%
Rakus Co. Ltd.	2.5%

Material Fund Change [Text Block]
C000070970
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Investor Class
Trading Symbol	FMIEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. equities experienced sizeable gains but were volatile. Initially, equities were up following the results of the U.S. presidential election. Stocks then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities.

In this environment, the Fund outperformed its benchmark. The Fund was positioned defensively heading into the market downturn that occurred in the first quarter of 2025 with a higher-than-normal allocation to sectors such as consumer staples, utilities and telecommunications. The defensive positioning at the time helped performance relative to the benchmark. Additionally, some of the Fund’s companies in Europe, South Korea and China had positive results, and those stocks were large contributors to performance. While the Fund outperformed its benchmark, its lack of exposure to the United Kingdom and Spain detracted from relative performance as did its overweight to the real-estate sector.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI ACWI Index	MSCI ACWI Value Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,769	$10,785	$10,761
11/30/2015	$10,747	$10,696	$10,622
12/31/2015	$10,510	$10,503	$10,407
1/31/2016	$10,024	$9,869	$9,803
2/29/2016	$9,986	$9,802	$9,747
3/31/2016	$10,715	$10,528	$10,488
4/30/2016	$10,902	$10,683	$10,736
5/31/2016	$11,028	$10,697	$10,689
6/30/2016	$11,139	$10,632	$10,618
7/31/2016	$11,403	$11,090	$11,033
8/31/2016	$11,479	$11,128	$11,148
9/30/2016	$11,392	$11,196	$11,183
10/31/2016	$11,417	$11,006	$11,124
11/30/2016	$11,821	$11,089	$11,357
12/31/2016	$12,260	$11,329	$11,715
1/31/2017	$12,221	$11,639	$11,911
2/28/2017	$12,746	$11,965	$12,205
3/31/2017	$12,641	$12,112	$12,284
4/30/2017	$12,575	$12,300	$12,356
5/31/2017	$12,588	$12,572	$12,483
6/30/2017	$12,754	$12,629	$12,634
7/31/2017	$13,046	$12,982	$12,962
8/31/2017	$12,953	$13,032	$12,899
9/30/2017	$13,228	$13,284	$13,215
10/31/2017	$13,321	$13,559	$13,382
11/30/2017	$13,601	$13,822	$13,617
12/31/2017	$13,635	$14,045	$13,854
1/31/2018	$14,231	$14,837	$14,518
2/28/2018	$13,543	$14,214	$13,788
3/31/2018	$13,410	$13,910	$13,491
4/30/2018	$13,657	$14,042	$13,664
5/31/2018	$13,487	$14,060	$13,418
6/30/2018	$13,565	$13,984	$13,317
7/31/2018	$14,030	$14,406	$13,810
8/31/2018	$14,217	$14,519	$13,708
9/30/2018	$14,383	$14,582	$13,847
10/31/2018	$13,682	$13,489	$13,081
11/30/2018	$13,885	$13,686	$13,313
12/31/2018	$12,882	$12,722	$12,360
1/31/2019	$13,825	$13,727	$13,262
2/28/2019	$14,133	$14,094	$13,556
3/31/2019	$14,125	$14,271	$13,583
4/30/2019	$14,252	$14,753	$13,949
5/31/2019	$13,577	$13,878	$13,089
6/30/2019	$14,321	$14,787	$13,894
7/31/2019	$14,026	$14,830	$13,828
8/31/2019	$13,732	$14,478	$13,349
9/30/2019	$14,326	$14,783	$13,848
10/31/2019	$14,455	$15,188	$14,156
11/30/2019	$14,622	$15,558	$14,398
12/31/2019	$15,105	$16,106	$14,904
1/31/2020	$14,710	$15,928	$14,399
2/29/2020	$13,316	$14,642	$13,070
3/31/2020	$10,897	$12,665	$10,866
4/30/2020	$11,843	$14,022	$11,815
5/31/2020	$12,070	$14,632	$12,100
6/30/2020	$12,182	$15,099	$12,250
7/31/2020	$12,468	$15,898	$12,619
8/31/2020	$13,078	$16,871	$13,143
9/30/2020	$12,447	$16,327	$12,736
10/31/2020	$12,409	$15,930	$12,427
11/30/2020	$14,691	$17,894	$14,258
12/31/2020	$15,411	$18,724	$14,854
1/31/2021	$15,430	$18,639	$14,739
2/28/2021	$16,584	$19,071	$15,394
3/31/2021	$17,709	$19,580	$16,171
4/30/2021	$18,134	$20,436	$16,664
5/31/2021	$18,888	$20,754	$17,174
6/30/2021	$18,430	$21,028	$16,953
7/31/2021	$18,275	$21,173	$16,940
8/31/2021	$18,488	$21,703	$17,239
9/30/2021	$18,017	$20,806	$16,719
10/31/2021	$18,953	$21,868	$17,391
11/30/2021	$18,036	$21,342	$16,725
12/31/2021	$19,279	$22,195	$17,769
1/31/2022	$19,842	$21,105	$17,554
2/28/2022	$19,561	$20,560	$17,267
3/31/2022	$19,736	$21,006	$17,599
4/30/2022	$18,886	$19,324	$16,710
5/31/2022	$19,635	$19,347	$17,035
6/30/2022	$18,143	$17,716	$15,576
7/31/2022	$18,327	$18,953	$16,193
8/31/2022	$17,836	$18,255	$15,749
9/30/2022	$16,477	$16,508	$14,383
10/31/2022	$17,919	$17,504	$15,603
11/30/2022	$19,608	$18,862	$16,824
12/31/2022	$19,283	$18,119	$16,427
1/31/2023	$20,135	$19,418	$17,239
2/28/2023	$19,348	$18,862	$16,688
3/31/2023	$19,348	$19,443	$16,631
4/30/2023	$19,680	$19,723	$16,921
5/31/2023	$18,795	$19,511	$16,195
6/30/2023	$19,484	$20,644	$17,126
7/31/2023	$20,041	$21,400	$17,833
8/31/2023	$19,662	$20,802	$17,279
9/30/2023	$19,140	$19,942	$16,825
10/31/2023	$18,758	$19,342	$16,240
11/30/2023	$19,746	$21,127	$17,428
12/31/2023	$20,372	$22,142	$18,367
1/31/2024	$20,169	$22,272	$18,341
2/29/2024	$20,350	$23,228	$18,813
3/31/2024	$21,263	$23,957	$19,625
4/30/2024	$20,670	$23,167	$19,036
5/31/2024	$21,263	$24,108	$19,599
6/30/2024	$20,910	$24,644	$19,510
7/31/2024	$22,084	$25,042	$20,359
8/31/2024	$23,236	$25,678	$20,910
9/30/2024	$23,496	$26,274	$21,349
10/31/2024	$22,708	$25,685	$20,818
11/30/2024	$23,427	$26,645	$21,469
12/31/2024	$22,139	$26,015	$20,343
1/31/2025	$23,148	$26,888	$21,198
2/28/2025	$24,133	$26,726	$21,524
3/31/2025	$24,717	$25,670	$21,313
4/30/2025	$24,668	$25,909	$21,065
5/31/2025	$25,138	$27,399	$21,730
6/30/2025	$26,124	$28,629	$22,558
7/31/2025	$25,898	$29,017	$22,679
8/31/2025	$26,950	$29,734	$23,413
9/30/2025	$27,784	$30,811	$23,940

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	18.13%	17.42%	10.76%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Value Index	12.14%	13.45%	9.12%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 141,444,246
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,066,126
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,444,246
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,066,126

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	17.2%
Pharmaceuticals	10.6%
Electric Utilities	9.9%
Integrated Oil & Gas	8.0%
Integrated Telecommunication Services	6.7%
Tobacco	3.4%
Technology Hardware, Storage & Peripherals	3.0%
Other Specialized REIT's	3.0%
Multi-Line Insurance	2.9%
Rail Transportation	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	5.1%
JPMorgan Chase & Co.	4.2%
Citigroup, Inc.	3.9%
Duke Energy Corp.	3.5%
KT&G Corp.	3.4%
TotalEnergies SE	3.4%
Evergy, Inc.	3.3%
Novartis AG	3.3%
ING Groep NV, ADR	3.2%
Exelon Corp.	3.2%

Material Fund Change [Text Block]
C000110018
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Institutional Class
Trading Symbol	WILCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. equities experienced sizeable gains but were volatile. Initially, equities were up following the results of the U.S. presidential election. Stocks then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities.

In this environment, the Fund outperformed its benchmark. The Fund was positioned defensively heading into the market downturn that occurred in the first quarter of 2025 with a higher-than-normal allocation to sectors such as consumer staples, utilities and telecommunications. The defensive positioning at the time helped performance relative to the benchmark. Additionally, some of the Fund’s companies in Europe, South Korea and China had positive results, and those stocks were large contributors to performance. While the Fund outperformed its benchmark, its lack of exposure to the United Kingdom and Spain detracted from relative performance as did its overweight to the real-estate sector.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI Index	MSCI ACWI Value Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,758	$10,785	$10,761
11/30/2015	$10,747	$10,696	$10,622
12/31/2015	$10,503	$10,503	$10,407
1/31/2016	$10,017	$9,869	$9,803
2/29/2016	$9,979	$9,802	$9,747
3/31/2016	$10,711	$10,528	$10,488
4/30/2016	$10,899	$10,683	$10,736
5/31/2016	$11,024	$10,697	$10,689
6/30/2016	$11,127	$10,632	$10,618
7/31/2016	$11,404	$11,090	$11,033
8/31/2016	$11,480	$11,128	$11,148
9/30/2016	$11,397	$11,196	$11,183
10/31/2016	$11,410	$11,006	$11,124
11/30/2016	$11,827	$11,089	$11,357
12/31/2016	$12,259	$11,329	$11,715
1/31/2017	$12,220	$11,639	$11,911
2/28/2017	$12,759	$11,965	$12,205
3/31/2017	$12,645	$12,112	$12,284
4/30/2017	$12,579	$12,300	$12,356
5/31/2017	$12,605	$12,572	$12,483
6/30/2017	$12,776	$12,629	$12,634
7/31/2017	$13,069	$12,982	$12,962
8/31/2017	$12,976	$13,032	$12,899
9/30/2017	$13,256	$13,284	$13,215
10/31/2017	$13,350	$13,559	$13,382
11/30/2017	$13,630	$13,822	$13,617
12/31/2017	$13,669	$14,045	$13,854
1/31/2018	$14,268	$14,837	$14,518
2/28/2018	$13,577	$14,214	$13,788
3/31/2018	$13,449	$13,910	$13,491
4/30/2018	$13,697	$14,042	$13,664
5/31/2018	$13,527	$14,060	$13,418
6/30/2018	$13,609	$13,984	$13,317
7/31/2018	$14,077	$14,406	$13,810
8/31/2018	$14,264	$14,519	$13,708
9/30/2018	$14,437	$14,582	$13,847
10/31/2018	$13,732	$13,489	$13,081
11/30/2018	$13,936	$13,686	$13,313
12/31/2018	$12,933	$12,722	$12,360
1/31/2019	$13,881	$13,727	$13,262
2/28/2019	$14,190	$14,094	$13,556
3/31/2019	$14,188	$14,271	$13,583
4/30/2019	$14,316	$14,753	$13,949
5/31/2019	$13,637	$13,878	$13,089
6/30/2019	$14,391	$14,787	$13,894
7/31/2019	$14,095	$14,830	$13,828
8/31/2019	$13,799	$14,478	$13,349
9/30/2019	$14,401	$14,783	$13,848
10/31/2019	$14,532	$15,188	$14,156
11/30/2019	$14,681	$15,558	$14,398
12/31/2019	$15,190	$16,106	$14,904
1/31/2020	$14,792	$15,928	$14,399
2/29/2020	$13,408	$14,642	$13,070
3/31/2020	$10,958	$12,665	$10,866
4/30/2020	$11,911	$14,022	$11,815
5/31/2020	$12,140	$14,632	$12,100
6/30/2020	$12,257	$15,099	$12,250
7/31/2020	$12,545	$15,898	$12,619
8/31/2020	$13,160	$16,871	$13,143
9/30/2020	$12,529	$16,327	$12,736
10/31/2020	$12,490	$15,930	$12,427
11/30/2020	$14,791	$17,894	$14,258
12/31/2020	$15,521	$18,724	$14,854
1/31/2021	$15,541	$18,639	$14,739
2/28/2021	$16,705	$19,071	$15,394
3/31/2021	$17,827	$19,580	$16,171
4/30/2021	$18,276	$20,436	$16,664
5/31/2021	$19,036	$20,754	$17,174
6/30/2021	$18,562	$21,028	$16,953
7/31/2021	$18,425	$21,173	$16,940
8/31/2021	$18,640	$21,703	$17,239
9/30/2021	$18,171	$20,806	$16,719
10/31/2021	$19,096	$21,868	$17,391
11/30/2021	$18,191	$21,342	$16,725
12/31/2021	$19,452	$22,195	$17,769
1/31/2022	$20,000	$21,105	$17,554
2/28/2022	$19,736	$20,560	$17,267
3/31/2022	$19,922	$21,006	$17,599
4/30/2022	$19,063	$19,324	$16,710
5/31/2022	$19,820	$19,347	$17,035
6/30/2022	$18,298	$17,716	$15,576
7/31/2022	$18,505	$18,953	$16,193
8/31/2022	$18,009	$18,255	$15,749
9/30/2022	$16,642	$16,508	$14,383
10/31/2022	$18,100	$17,504	$15,603
11/30/2022	$19,807	$18,862	$16,824
12/31/2022	$19,480	$18,119	$16,427
1/31/2023	$20,343	$19,418	$17,239
2/28/2023	$19,547	$18,862	$16,688
3/31/2023	$19,539	$19,443	$16,631
4/30/2023	$19,897	$19,723	$16,921
5/31/2023	$19,002	$19,511	$16,195
6/30/2023	$19,683	$20,644	$17,126
7/31/2023	$20,248	$21,400	$17,833
8/31/2023	$19,864	$20,802	$17,279
9/30/2023	$19,343	$19,942	$16,825
10/31/2023	$18,956	$19,342	$16,240
11/30/2023	$19,980	$21,127	$17,428
12/31/2023	$20,599	$22,142	$18,367
1/31/2024	$20,416	$22,272	$18,341
2/29/2024	$20,599	$23,228	$18,813
3/31/2024	$21,532	$23,957	$19,625
4/30/2024	$20,931	$23,167	$19,036
5/31/2024	$21,509	$24,108	$19,599
6/30/2024	$21,159	$24,644	$19,510
7/31/2024	$22,350	$25,042	$20,359
8/31/2024	$23,541	$25,678	$20,910
9/30/2024	$23,815	$26,274	$21,349
10/31/2024	$23,015	$25,685	$20,818
11/30/2024	$23,744	$26,645	$21,469
12/31/2024	$22,422	$26,015	$20,343
1/31/2025	$23,447	$26,888	$21,198
2/28/2025	$24,447	$26,726	$21,524
3/31/2025	$25,049	$25,670	$21,313
4/30/2025	$24,999	$25,909	$21,065
5/31/2025	$25,502	$27,399	$21,730
6/30/2025	$26,461	$28,629	$22,558
7/31/2025	$26,258	$29,017	$22,679
8/31/2025	$27,326	$29,734	$23,413
9/30/2025	$28,185	$30,811	$23,940

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	18.35%	17.60%	10.92%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Value Index	12.14%	13.45%	9.12%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 141,444,246
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,066,126
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,444,246
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,066,126

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	17.2%
Pharmaceuticals	10.6%
Electric Utilities	9.9%
Integrated Oil & Gas	8.0%
Integrated Telecommunication Services	6.7%
Tobacco	3.4%
Technology Hardware, Storage & Peripherals	3.0%
Other Specialized REIT's	3.0%
Multi-Line Insurance	2.9%
Rail Transportation	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	5.1%
JPMorgan Chase & Co.	4.2%
Citigroup, Inc.	3.9%
Duke Energy Corp.	3.5%
KT&G Corp.	3.4%
TotalEnergies SE	3.4%
Evergy, Inc.	3.3%
Novartis AG	3.3%
ING Groep NV, ADR	3.2%
Exelon Corp.	3.2%

Material Fund Change [Text Block]
C000002501
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Investor Class
Trading Symbol	WAIGX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.47%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The underperformance relative to the benchmark was due largely to our stocks in Taiwan and Sweden. More specifically, we held an industrial company and a semiconductor company both based in Taiwan that experienced sizeable losses and were large detractors from results. While the Fund underperformed the benchmark, our selection of stocks in Japan and Australia were bright spots and contributed to relative performance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and information-technology sectors. However, the Fund’s holdings in the consumer-discretionary and consumer-staples sectors outperformed those of the benchmark and contributed to relative results.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,473	$10,744	$10,593	$10,593
11/30/2015	$10,621	$10,523	$10,517	$10,570
12/31/2015	$10,839	$10,324	$10,528	$10,582
1/31/2016	$10,047	$9,622	$9,720	$9,776
2/29/2016	$9,857	$9,512	$9,753	$9,828
3/31/2016	$10,538	$10,286	$10,600	$10,646
4/30/2016	$10,402	$10,556	$10,896	$10,982
5/31/2016	$10,742	$10,378	$10,824	$10,996
6/30/2016	$10,707	$10,219	$10,507	$10,509
7/31/2016	$11,166	$10,725	$11,092	$11,133
8/31/2016	$10,864	$10,793	$11,065	$11,040
9/30/2016	$11,273	$10,926	$11,338	$11,350
10/31/2016	$10,861	$10,769	$11,040	$11,013
11/30/2016	$10,047	$10,519	$10,712	$10,741
12/31/2016	$9,922	$10,789	$10,939	$11,039
1/31/2017	$10,343	$11,171	$11,358	$11,436
2/28/2017	$10,515	$11,349	$11,658	$11,656
3/31/2017	$10,877	$11,637	$11,899	$11,879
4/30/2017	$11,343	$11,886	$12,256	$12,299
5/31/2017	$11,847	$12,271	$12,589	$12,703
6/30/2017	$11,828	$12,309	$12,641	$12,743
7/31/2017	$12,298	$12,763	$13,088	$13,192
8/31/2017	$12,466	$12,830	$13,230	$13,303
9/30/2017	$12,630	$13,068	$13,514	$13,668
10/31/2017	$12,578	$13,314	$13,766	$13,861
11/30/2017	$12,832	$13,422	$13,971	$14,057
12/31/2017	$13,197	$13,722	$14,401	$14,464
1/31/2018	$13,875	$14,486	$15,109	$15,139
2/28/2018	$13,591	$13,803	$14,514	$14,551
3/31/2018	$13,825	$13,560	$14,350	$14,392
4/30/2018	$13,706	$13,776	$14,516	$14,611
5/31/2018	$13,913	$13,458	$14,369	$14,507
6/30/2018	$13,963	$13,205	$13,977	$14,257
7/31/2018	$14,170	$13,521	$14,075	$14,338
8/31/2018	$14,274	$13,238	$13,938	$14,239
9/30/2018	$14,163	$13,298	$13,766	$14,135
10/31/2018	$12,169	$12,217	$12,427	$12,788
11/30/2018	$12,116	$12,332	$12,458	$12,662
12/31/2018	$11,123	$11,774	$11,780	$11,850
1/31/2019	$12,110	$12,664	$12,703	$12,856
2/28/2019	$12,504	$12,911	$12,969	$13,152
3/31/2019	$12,649	$12,988	$12,989	$13,145
4/30/2019	$13,346	$13,331	$13,276	$13,504
5/31/2019	$12,812	$12,616	$12,591	$12,796
6/30/2019	$13,224	$13,375	$13,146	$13,377
7/31/2019	$12,966	$13,214	$13,059	$13,317
8/31/2019	$12,567	$12,805	$12,682	$13,009
9/30/2019	$12,780	$13,135	$12,990	$13,341
10/31/2019	$13,418	$13,593	$13,516	$13,889
11/30/2019	$14,106	$13,713	$13,743	$14,204
12/31/2019	$14,397	$14,307	$14,421	$14,862
1/31/2020	$14,114	$13,923	$13,971	$14,432
2/29/2020	$12,898	$12,822	$12,686	$13,024
3/31/2020	$11,204	$10,966	$10,238	$10,643
4/30/2020	$12,698	$11,797	$11,482	$11,888
5/31/2020	$14,146	$12,183	$12,179	$12,722
6/30/2020	$14,090	$12,733	$12,575	$12,948
7/31/2020	$14,917	$13,301	$13,204	$13,445
8/31/2020	$15,631	$13,870	$14,073	$14,426
9/30/2020	$15,812	$13,529	$13,895	$14,258
10/31/2020	$15,849	$13,238	$13,526	$13,798
11/30/2020	$16,973	$15,019	$15,398	$15,698
12/31/2020	$17,917	$15,831	$16,475	$16,761
1/31/2021	$17,679	$15,865	$16,446	$16,719
2/28/2021	$17,875	$16,179	$17,041	$17,203
3/31/2021	$17,628	$16,384	$17,386	$17,578
4/30/2021	$18,381	$16,866	$18,185	$18,306
5/31/2021	$18,526	$17,394	$18,606	$18,718
6/30/2021	$18,959	$17,281	$18,491	$18,423
7/31/2021	$19,233	$16,996	$18,639	$18,702
8/31/2021	$20,502	$17,320	$19,070	$19,205
9/30/2021	$20,017	$16,765	$18,490	$18,556
10/31/2021	$20,409	$17,165	$18,779	$18,930
11/30/2021	$19,687	$16,392	$17,849	$17,871
12/31/2021	$19,857	$17,070	$18,604	$18,628
1/31/2022	$17,065	$16,441	$17,443	$17,354
2/28/2022	$16,570	$16,115	$17,217	$17,199
3/31/2022	$16,496	$16,141	$17,392	$17,281
4/30/2022	$14,667	$15,127	$16,269	$16,081
5/31/2022	$14,074	$15,236	$16,119	$15,973
6/30/2022	$12,741	$13,925	$14,340	$14,182
7/31/2022	$13,880	$14,402	$15,169	$15,150
8/31/2022	$13,214	$13,939	$14,771	$14,494
9/30/2022	$11,413	$12,546	$13,140	$12,841
10/31/2022	$11,886	$12,921	$13,567	$13,416
11/30/2022	$13,385	$14,446	$14,864	$14,705
12/31/2022	$12,581	$14,338	$14,889	$14,793
1/31/2023	$13,709	$15,501	$15,960	$15,925
2/28/2023	$13,185	$14,957	$15,553	$15,535
3/31/2023	$13,345	$15,322	$15,588	$15,531
4/30/2023	$13,151	$15,589	$15,817	$15,805
5/31/2023	$13,071	$15,022	$15,379	$15,149
6/30/2023	$13,436	$15,696	$15,907	$15,607
7/31/2023	$13,447	$16,334	$16,715	$16,312
8/31/2023	$12,815	$15,596	$16,249	$15,766
9/30/2023	$12,308	$15,104	$15,637	$15,064
10/31/2023	$11,265	$14,481	$14,763	$14,175
11/30/2023	$13,014	$15,784	$16,192	$15,549
12/31/2023	$14,046	$16,577	$17,220	$16,661
1/31/2024	$13,350	$16,412	$16,924	$16,376
2/29/2024	$13,356	$16,828	$17,094	$16,424
3/31/2024	$13,510	$17,354	$17,583	$17,091
4/30/2024	$12,895	$17,042	$17,327	$16,597
5/31/2024	$13,356	$17,537	$17,888	$17,324
6/30/2024	$13,493	$17,520	$17,699	$16,825
7/31/2024	$14,216	$17,926	$18,373	$17,760
8/31/2024	$14,644	$18,436	$18,711	$18,092
9/30/2024	$15,077	$18,933	$19,274	$18,582
10/31/2024	$14,068	$18,004	$18,266	$17,519
11/30/2024	$14,507	$17,841	$18,186	$17,582
12/31/2024	$13,988	$17,494	$17,798	$17,122
1/31/2025	$14,610	$18,199	$18,035	$17,665
2/28/2025	$14,262	$18,452	$17,843	$17,595
3/31/2025	$13,859	$18,410	$17,912	$17,703
4/30/2025	$15,184	$19,075	$18,753	$18,679
5/31/2025	$16,106	$19,948	$19,967	$19,780
6/30/2025	$16,987	$20,625	$20,945	$20,681
7/31/2025	$16,495	$20,566	$20,979	$20,674
8/31/2025	$16,393	$21,280	$21,874	$21,700
9/30/2025	$16,208	$22,046	$22,344	$22,179

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	7.50%	0.50%	4.95%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 206,819,163
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,851,958
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,819,163
# of Portfolio Holdings	62
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$2,851,958

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	10.1%
Trading Companies & Distributors	8.6%
Application Software	6.1%
Electronic Equipment & Instruments	5.4%
Property & Casualty Insurance	5.0%
Investment Banking & Brokerage	4.2%
Diversified Banks	3.9%
Research & Consulting Services	3.8%
Drug Retail	3.8%
Asset Management & Custody Banks	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Definity Financial Corp.	3.6%
Rakus Co. Ltd.	3.4%
BayCurrent, Inc.	3.3%
Cholamandalam Financial Holdings Ltd.	3.3%
MonotaRO Co. Ltd.	3.1%
Halma PLC	2.9%
Diploma PLC	2.8%
AJ Bell PLC	2.8%
Scout24 SE	2.7%
Japan Elevator Service Holdings Co. Ltd.	2.7%

Material Fund Change [Text Block]
C000166036
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Institutional Class
Trading Symbol	WIIGX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The underperformance relative to the benchmark was due largely to our stocks in Taiwan and Sweden. More specifically, we held an industrial company and a semiconductor company both based in Taiwan that experienced sizeable losses and were large detractors from results. While the Fund underperformed the benchmark, our selection of stocks in Japan and Australia were bright spots and contributed to relative performance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and information-technology sectors. However, the Fund’s holdings in the consumer-discretionary and consumer-staples sectors outperformed those of the benchmark and contributed to relative results.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,473	$10,744	$10,593	$10,593
11/30/2015	$10,621	$10,523	$10,517	$10,570
12/31/2015	$10,839	$10,324	$10,528	$10,582
1/31/2016	$10,047	$9,622	$9,720	$9,776
2/29/2016	$9,860	$9,512	$9,753	$9,828
3/31/2016	$10,542	$10,286	$10,600	$10,646
4/30/2016	$10,409	$10,556	$10,896	$10,982
5/31/2016	$10,750	$10,378	$10,824	$10,996
6/30/2016	$10,714	$10,219	$10,507	$10,509
7/31/2016	$11,176	$10,725	$11,092	$11,133
8/31/2016	$10,879	$10,793	$11,065	$11,040
9/30/2016	$11,284	$10,926	$11,338	$11,350
10/31/2016	$10,872	$10,769	$11,040	$11,013
11/30/2016	$10,061	$10,519	$10,712	$10,741
12/31/2016	$9,934	$10,789	$10,939	$11,039
1/31/2017	$10,356	$11,171	$11,358	$11,436
2/28/2017	$10,531	$11,349	$11,658	$11,656
3/31/2017	$10,894	$11,637	$11,899	$11,879
4/30/2017	$11,364	$11,886	$12,256	$12,299
5/31/2017	$11,868	$12,271	$12,589	$12,703
6/30/2017	$11,850	$12,309	$12,641	$12,743
7/31/2017	$12,324	$12,763	$13,088	$13,192
8/31/2017	$12,492	$12,830	$13,230	$13,303
9/30/2017	$12,656	$13,068	$13,514	$13,668
10/31/2017	$12,604	$13,314	$13,766	$13,861
11/30/2017	$12,858	$13,422	$13,971	$14,057
12/31/2017	$13,227	$13,722	$14,401	$14,464
1/31/2018	$13,910	$14,486	$15,109	$15,139
2/28/2018	$13,622	$13,803	$14,514	$14,551
3/31/2018	$13,860	$13,560	$14,350	$14,392
4/30/2018	$13,741	$13,776	$14,516	$14,611
5/31/2018	$13,952	$13,458	$14,369	$14,507
6/30/2018	$14,002	$13,205	$13,977	$14,257
7/31/2018	$14,213	$13,521	$14,075	$14,338
8/31/2018	$14,316	$13,238	$13,938	$14,239
9/30/2018	$14,205	$13,298	$13,766	$14,135
10/31/2018	$12,206	$12,217	$12,427	$12,788
11/30/2018	$12,153	$12,332	$12,458	$12,662
12/31/2018	$11,160	$11,774	$11,780	$11,850
1/31/2019	$12,147	$12,664	$12,703	$12,856
2/28/2019	$12,546	$12,911	$12,969	$13,152
3/31/2019	$12,695	$12,988	$12,989	$13,145
4/30/2019	$13,393	$13,331	$13,276	$13,504
5/31/2019	$12,858	$12,616	$12,591	$12,796
6/30/2019	$13,270	$13,375	$13,146	$13,377
7/31/2019	$13,012	$13,214	$13,059	$13,317
8/31/2019	$12,618	$12,805	$12,682	$13,009
9/30/2019	$12,831	$13,135	$12,990	$13,341
10/31/2019	$13,474	$13,593	$13,516	$13,889
11/30/2019	$14,167	$13,713	$13,743	$14,204
12/31/2019	$14,458	$14,307	$14,421	$14,862
1/31/2020	$14,179	$13,923	$13,971	$14,432
2/29/2020	$12,958	$12,822	$12,686	$13,024
3/31/2020	$11,254	$10,966	$10,238	$10,643
4/30/2020	$12,758	$11,797	$11,482	$11,888
5/31/2020	$14,216	$12,183	$12,179	$12,722
6/30/2020	$14,165	$12,733	$12,575	$12,948
7/31/2020	$14,991	$13,301	$13,204	$13,445
8/31/2020	$15,711	$13,870	$14,073	$14,426
9/30/2020	$15,897	$13,529	$13,895	$14,258
10/31/2020	$15,934	$13,238	$13,526	$13,798
11/30/2020	$17,062	$15,019	$15,398	$15,698
12/31/2020	$18,016	$15,831	$16,475	$16,761
1/31/2021	$17,778	$15,865	$16,446	$16,719
2/28/2021	$17,974	$16,179	$17,041	$17,203
3/31/2021	$17,732	$16,384	$17,386	$17,578
4/30/2021	$18,490	$16,866	$18,185	$18,306
5/31/2021	$18,635	$17,394	$18,606	$18,718
6/30/2021	$19,073	$17,281	$18,491	$18,423
7/31/2021	$19,347	$16,996	$18,639	$18,702
8/31/2021	$20,626	$17,320	$19,070	$19,205
9/30/2021	$20,141	$16,765	$18,490	$18,556
10/31/2021	$20,538	$17,165	$18,779	$18,930
11/30/2021	$19,806	$16,392	$17,849	$17,871
12/31/2021	$19,982	$17,070	$18,604	$18,628
1/31/2022	$17,175	$16,441	$17,443	$17,354
2/28/2022	$16,674	$16,115	$17,217	$17,199
3/31/2022	$16,606	$16,141	$17,392	$17,281
4/30/2022	$14,762	$15,127	$16,269	$16,081
5/31/2022	$14,169	$15,236	$16,119	$15,973
6/30/2022	$12,832	$13,925	$14,340	$14,182
7/31/2022	$13,982	$14,402	$15,169	$15,150
8/31/2022	$13,310	$13,939	$14,771	$14,494
9/30/2022	$11,500	$12,546	$13,140	$12,841
10/31/2022	$11,972	$12,921	$13,567	$13,416
11/30/2022	$13,486	$14,446	$14,864	$14,705
12/31/2022	$12,672	$14,338	$14,889	$14,793
1/31/2023	$13,816	$15,501	$15,960	$15,925
2/28/2023	$13,287	$14,957	$15,553	$15,535
3/31/2023	$13,452	$15,322	$15,588	$15,531
4/30/2023	$13,259	$15,589	$15,817	$15,805
5/31/2023	$13,173	$15,022	$15,379	$15,149
6/30/2023	$13,543	$15,696	$15,907	$15,607
7/31/2023	$13,555	$16,334	$16,715	$16,312
8/31/2023	$12,923	$15,596	$16,249	$15,766
9/30/2023	$12,410	$15,104	$15,637	$15,064
10/31/2023	$11,363	$14,481	$14,763	$14,175
11/30/2023	$13,128	$15,784	$16,192	$15,549
12/31/2023	$14,169	$16,577	$17,220	$16,661
1/31/2024	$13,469	$16,412	$16,924	$16,376
2/29/2024	$13,475	$16,828	$17,094	$16,424
3/31/2024	$13,634	$17,354	$17,583	$17,091
4/30/2024	$13,014	$17,042	$17,327	$16,597
5/31/2024	$13,481	$17,537	$17,888	$17,324
6/30/2024	$13,623	$17,520	$17,699	$16,825
7/31/2024	$14,352	$17,926	$18,373	$17,760
8/31/2024	$14,790	$18,436	$18,711	$18,092
9/30/2024	$15,223	$18,933	$19,274	$18,582
10/31/2024	$14,204	$18,004	$18,266	$17,519
11/30/2024	$14,648	$17,841	$18,186	$17,582
12/31/2024	$14,124	$17,494	$17,798	$17,122
1/31/2025	$14,757	$18,199	$18,035	$17,665
2/28/2025	$14,403	$18,452	$17,843	$17,595
3/31/2025	$13,994	$18,410	$17,912	$17,703
4/30/2025	$15,336	$19,075	$18,753	$18,679
5/31/2025	$16,269	$19,948	$19,967	$19,780
6/30/2025	$17,161	$20,625	$20,945	$20,681
7/31/2025	$16,664	$20,566	$20,979	$20,674
8/31/2025	$16,568	$21,280	$21,874	$21,700
9/30/2025	$16,385	$22,046	$22,344	$22,179

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	7.59%	0.60%	5.06%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 206,819,163
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,851,958
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,819,163
# of Portfolio Holdings	62
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$2,851,958

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	10.1%
Trading Companies & Distributors	8.6%
Application Software	6.1%
Electronic Equipment & Instruments	5.4%
Property & Casualty Insurance	5.0%
Investment Banking & Brokerage	4.2%
Diversified Banks	3.9%
Research & Consulting Services	3.8%
Drug Retail	3.8%
Asset Management & Custody Banks	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Definity Financial Corp.	3.6%
Rakus Co. Ltd.	3.4%
BayCurrent, Inc.	3.3%
Cholamandalam Financial Holdings Ltd.	3.3%
MonotaRO Co. Ltd.	3.1%
Halma PLC	2.9%
Diploma PLC	2.8%
AJ Bell PLC	2.8%
Scout24 SE	2.7%
Japan Elevator Service Holdings Co. Ltd.	2.7%

Material Fund Change [Text Block]
C000002502
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAIOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$223	2.25%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced gains, supported by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

However, the Fund ended the period with losses, and we were disappointed with our results. The Fund’s underperformance relative to the benchmark was due in part to its overweight to Indian stocks, as small-cap equities in India lagged other emerging markets. Our selection of specific stocks in India also hurt performance, as the Fund owned a few industrials and materials companies that experienced sharp losses. Additionally, the Fund’s holdings in Taiwan and Japan underperformed those of the benchmark and were sources of underperformance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and financials sectors. However, the Fund’s underweight to the real-estate sector and stock selection within the consumer-staples sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,219	$10,744	$10,593	$10,593
11/30/2015	$10,584	$10,523	$10,517	$10,570
12/31/2015	$10,705	$10,324	$10,528	$10,582
1/31/2016	$10,246	$9,622	$9,720	$9,776
2/29/2016	$10,017	$9,512	$9,753	$9,828
3/31/2016	$10,934	$10,286	$10,600	$10,646
4/30/2016	$10,973	$10,556	$10,896	$10,982
5/31/2016	$11,087	$10,378	$10,824	$10,996
6/30/2016	$11,087	$10,219	$10,507	$10,509
7/31/2016	$11,470	$10,725	$11,092	$11,133
8/31/2016	$11,775	$10,793	$11,065	$11,040
9/30/2016	$12,273	$10,926	$11,338	$11,350
10/31/2016	$11,890	$10,769	$11,040	$11,013
11/30/2016	$11,126	$10,519	$10,712	$10,741
12/31/2016	$11,164	$10,789	$10,939	$11,039
1/31/2017	$11,508	$11,171	$11,358	$11,436
2/28/2017	$11,546	$11,349	$11,658	$11,656
3/31/2017	$11,967	$11,637	$11,899	$11,879
4/30/2017	$12,311	$11,886	$12,256	$12,299
5/31/2017	$12,846	$12,271	$12,589	$12,703
6/30/2017	$12,922	$12,309	$12,641	$12,743
7/31/2017	$13,228	$12,763	$13,088	$13,192
8/31/2017	$13,267	$12,830	$13,230	$13,303
9/30/2017	$13,267	$13,068	$13,514	$13,668
10/31/2017	$13,343	$13,314	$13,766	$13,861
11/30/2017	$13,725	$13,422	$13,971	$14,057
12/31/2017	$14,244	$13,722	$14,401	$14,464
1/31/2018	$14,776	$14,486	$15,109	$15,139
2/28/2018	$14,366	$13,803	$14,514	$14,551
3/31/2018	$14,489	$13,560	$14,350	$14,392
4/30/2018	$14,244	$13,776	$14,516	$14,611
5/31/2018	$14,448	$13,458	$14,369	$14,507
6/30/2018	$14,530	$13,205	$13,977	$14,257
7/31/2018	$14,366	$13,521	$14,075	$14,338
8/31/2018	$14,776	$13,238	$13,938	$14,239
9/30/2018	$14,653	$13,298	$13,766	$14,135
10/31/2018	$12,688	$12,217	$12,427	$12,788
11/30/2018	$13,220	$12,332	$12,458	$12,662
12/31/2018	$12,155	$11,774	$11,780	$11,850
1/31/2019	$13,081	$12,664	$12,703	$12,856
2/28/2019	$13,585	$12,911	$12,969	$13,152
3/31/2019	$13,796	$12,988	$12,989	$13,145
4/30/2019	$14,342	$13,331	$13,276	$13,504
5/31/2019	$14,427	$12,616	$12,591	$12,796
6/30/2019	$14,931	$13,375	$13,146	$13,377
7/31/2019	$14,805	$13,214	$13,059	$13,317
8/31/2019	$14,889	$12,805	$12,682	$13,009
9/30/2019	$14,889	$13,135	$12,990	$13,341
10/31/2019	$15,478	$13,593	$13,516	$13,889
11/30/2019	$15,773	$13,713	$13,743	$14,204
12/31/2019	$16,067	$14,307	$14,421	$14,862
1/31/2020	$15,981	$13,923	$13,971	$14,432
2/29/2020	$15,163	$12,822	$12,686	$13,024
3/31/2020	$13,052	$10,966	$10,238	$10,643
4/30/2020	$14,990	$11,797	$11,482	$11,888
5/31/2020	$16,886	$12,183	$12,179	$12,722
6/30/2020	$17,316	$12,733	$12,575	$12,948
7/31/2020	$18,264	$13,301	$13,204	$13,445
8/31/2020	$19,685	$13,870	$14,073	$14,426
9/30/2020	$19,987	$13,529	$13,895	$14,258
10/31/2020	$19,987	$13,238	$13,526	$13,798
11/30/2020	$21,365	$15,019	$15,398	$15,698
12/31/2020	$22,769	$15,831	$16,475	$16,761
1/31/2021	$22,681	$15,865	$16,446	$16,719
2/28/2021	$22,813	$16,179	$17,041	$17,203
3/31/2021	$22,285	$16,384	$17,386	$17,578
4/30/2021	$23,472	$16,866	$18,185	$18,306
5/31/2021	$23,077	$17,394	$18,606	$18,718
6/30/2021	$23,252	$17,281	$18,491	$18,423
7/31/2021	$23,296	$16,996	$18,639	$18,702
8/31/2021	$24,219	$17,320	$19,070	$19,205
9/30/2021	$23,121	$16,765	$18,490	$18,556
10/31/2021	$22,989	$17,165	$18,779	$18,930
11/30/2021	$22,198	$16,392	$17,849	$17,871
12/31/2021	$22,446	$17,070	$18,604	$18,628
1/31/2022	$19,016	$16,441	$17,443	$17,354
2/28/2022	$17,805	$16,115	$17,217	$17,199
3/31/2022	$17,452	$16,141	$17,392	$17,281
4/30/2022	$15,788	$15,127	$16,269	$16,081
5/31/2022	$15,737	$15,236	$16,119	$15,973
6/30/2022	$13,568	$13,925	$14,340	$14,182
7/31/2022	$15,082	$14,402	$15,169	$15,150
8/31/2022	$14,275	$13,939	$14,771	$14,494
9/30/2022	$12,660	$12,546	$13,140	$12,841
10/31/2022	$13,114	$12,921	$13,567	$13,416
11/30/2022	$14,779	$14,446	$14,864	$14,705
12/31/2022	$14,224	$14,338	$14,889	$14,793
1/31/2023	$15,031	$15,501	$15,960	$15,925
2/28/2023	$14,275	$14,957	$15,553	$15,535
3/31/2023	$14,476	$15,322	$15,588	$15,531
4/30/2023	$14,375	$15,589	$15,817	$15,805
5/31/2023	$13,921	$15,022	$15,379	$15,149
6/30/2023	$14,325	$15,696	$15,907	$15,607
7/31/2023	$14,678	$16,334	$16,715	$16,312
8/31/2023	$14,476	$15,596	$16,249	$15,766
9/30/2023	$13,720	$15,104	$15,637	$15,064
10/31/2023	$13,014	$14,481	$14,763	$14,175
11/30/2023	$14,628	$15,784	$16,192	$15,549
12/31/2023	$15,737	$16,577	$17,220	$16,661
1/31/2024	$15,435	$16,412	$16,924	$16,376
2/29/2024	$15,586	$16,828	$17,094	$16,424
3/31/2024	$15,586	$17,354	$17,583	$17,091
4/30/2024	$14,930	$17,042	$17,327	$16,597
5/31/2024	$15,636	$17,537	$17,888	$17,324
6/30/2024	$15,283	$17,520	$17,699	$16,825
7/31/2024	$15,990	$17,926	$18,373	$17,760
8/31/2024	$16,141	$18,436	$18,711	$18,092
9/30/2024	$16,494	$18,933	$19,274	$18,582
10/31/2024	$15,283	$18,004	$18,266	$17,519
11/30/2024	$15,737	$17,841	$18,186	$17,582
12/31/2024	$15,031	$17,494	$17,798	$17,122
1/31/2025	$15,233	$18,199	$18,035	$17,665
2/28/2025	$14,880	$18,452	$17,843	$17,595
3/31/2025	$14,981	$18,410	$17,912	$17,703
4/30/2025	$15,990	$19,075	$18,753	$18,679
5/31/2025	$16,797	$19,948	$19,967	$19,780
6/30/2025	$17,604	$20,625	$20,945	$20,681
7/31/2025	$16,645	$20,566	$20,979	$20,674
8/31/2025	$16,444	$21,280	$21,874	$21,700
9/30/2025	$16,141	$22,046	$22,344	$22,179

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(2.14%)	(4.18%)	4.90%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 48,509,444
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,202,769
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$48,509,444
# of Portfolio Holdings	49
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,202,769

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.8%
Diversified Support Services	10.3%
Asset Management & Custody Banks	8.4%
Electronic Equipment & Instruments	5.7%
Food Retail	5.6%
Semiconductors	4.6%
Interactive Media & Services	4.4%
Research & Consulting Services	4.3%
Health Care Services	4.3%
Commercial & Residential Mortgage Finance	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	5.1%
Prudent Corporate Advisory Services Ltd.	3.4%
Chief Telecom, Inc.	3.2%
Vijaya Diagnostic Centre Ltd.	3.2%
AJ Bell PLC	3.2%
Sarantis SA	3.1%
Nayax Ltd.	3.1%
Baltic Classifieds Group PLC	3.0%
m-up Holdings, Inc.	2.9%
Rakus Co. Ltd.	2.9%

Material Fund Change [Text Block]
C000166037
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIIOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	1.99%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced gains, supported by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

However, the Fund ended the period with losses, and we were disappointed with our results. The Fund’s underperformance relative to the benchmark was due in part to its overweight to Indian stocks, as small-cap equities in India lagged other emerging markets. Our selection of specific stocks in India also hurt performance, as the Fund owned a few industrials and materials companies that experienced sharp losses. Additionally, the Fund’s holdings in Taiwan and Japan underperformed those of the benchmark and were sources of underperformance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and financials sectors. However, the Fund’s underweight to the real-estate sector and stock selection within the consumer-staples sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,219	$10,744	$10,593	$10,593
11/30/2015	$10,584	$10,523	$10,517	$10,570
12/31/2015	$10,705	$10,324	$10,528	$10,582
1/31/2016	$10,246	$9,622	$9,720	$9,776
2/29/2016	$10,055	$9,512	$9,753	$9,828
3/31/2016	$10,973	$10,286	$10,600	$10,646
4/30/2016	$11,011	$10,556	$10,896	$10,982
5/31/2016	$11,126	$10,378	$10,824	$10,996
6/30/2016	$11,126	$10,219	$10,507	$10,509
7/31/2016	$11,546	$10,725	$11,092	$11,133
8/31/2016	$11,814	$10,793	$11,065	$11,040
9/30/2016	$12,349	$10,926	$11,338	$11,350
10/31/2016	$11,967	$10,769	$11,040	$11,013
11/30/2016	$11,202	$10,519	$10,712	$10,741
12/31/2016	$11,240	$10,789	$10,939	$11,039
1/31/2017	$11,584	$11,171	$11,358	$11,436
2/28/2017	$11,623	$11,349	$11,658	$11,656
3/31/2017	$12,043	$11,637	$11,899	$11,879
4/30/2017	$12,425	$11,886	$12,256	$12,299
5/31/2017	$12,961	$12,271	$12,589	$12,703
6/30/2017	$13,037	$12,309	$12,641	$12,743
7/31/2017	$13,305	$12,763	$13,088	$13,192
8/31/2017	$13,381	$12,830	$13,230	$13,303
9/30/2017	$13,381	$13,068	$13,514	$13,668
10/31/2017	$13,458	$13,314	$13,766	$13,861
11/30/2017	$13,840	$13,422	$13,971	$14,057
12/31/2017	$14,358	$13,722	$14,401	$14,464
1/31/2018	$14,931	$14,486	$15,109	$15,139
2/28/2018	$14,481	$13,803	$14,514	$14,551
3/31/2018	$14,604	$13,560	$14,350	$14,392
4/30/2018	$14,399	$13,776	$14,516	$14,611
5/31/2018	$14,604	$13,458	$14,369	$14,507
6/30/2018	$14,645	$13,205	$13,977	$14,257
7/31/2018	$14,481	$13,521	$14,075	$14,338
8/31/2018	$14,890	$13,238	$13,938	$14,239
9/30/2018	$14,808	$13,298	$13,766	$14,135
10/31/2018	$12,845	$12,217	$12,427	$12,788
11/30/2018	$13,336	$12,332	$12,458	$12,662
12/31/2018	$12,270	$11,774	$11,780	$11,850
1/31/2019	$13,194	$12,664	$12,703	$12,856
2/28/2019	$13,741	$12,911	$12,969	$13,152
3/31/2019	$13,951	$12,988	$12,989	$13,145
4/30/2019	$14,539	$13,331	$13,276	$13,504
5/31/2019	$14,581	$12,616	$12,591	$12,796
6/30/2019	$15,127	$13,375	$13,146	$13,377
7/31/2019	$15,001	$13,214	$13,059	$13,317
8/31/2019	$15,043	$12,805	$12,682	$13,009
9/30/2019	$15,043	$13,135	$12,990	$13,341
10/31/2019	$15,632	$13,593	$13,516	$13,889
11/30/2019	$15,926	$13,713	$13,743	$14,204
12/31/2019	$16,263	$14,307	$14,421	$14,862
1/31/2020	$16,134	$13,923	$13,971	$14,432
2/29/2020	$15,317	$12,822	$12,686	$13,024
3/31/2020	$13,208	$10,966	$10,238	$10,643
4/30/2020	$15,144	$11,797	$11,482	$11,888
5/31/2020	$17,124	$12,183	$12,179	$12,722
6/30/2020	$17,511	$12,733	$12,575	$12,948
7/31/2020	$18,500	$13,301	$13,204	$13,445
8/31/2020	$19,920	$13,870	$14,073	$14,426
9/30/2020	$20,264	$13,529	$13,895	$14,258
10/31/2020	$20,221	$13,238	$13,526	$13,798
11/30/2020	$21,641	$15,019	$15,398	$15,698
12/31/2020	$23,087	$15,831	$16,475	$16,761
1/31/2021	$22,955	$15,865	$16,446	$16,719
2/28/2021	$23,087	$16,179	$17,041	$17,203
3/31/2021	$22,560	$16,384	$17,386	$17,578
4/30/2021	$23,745	$16,866	$18,185	$18,306
5/31/2021	$23,394	$17,394	$18,606	$18,718
6/30/2021	$23,526	$17,281	$18,491	$18,423
7/31/2021	$23,613	$16,996	$18,639	$18,702
8/31/2021	$24,535	$17,320	$19,070	$19,205
9/30/2021	$23,394	$16,765	$18,490	$18,556
10/31/2021	$23,306	$17,165	$18,779	$18,930
11/30/2021	$22,472	$16,392	$17,849	$17,871
12/31/2021	$22,719	$17,070	$18,604	$18,628
1/31/2022	$19,251	$16,441	$17,443	$17,354
2/28/2022	$18,044	$16,115	$17,217	$17,199
3/31/2022	$17,693	$16,141	$17,392	$17,281
4/30/2022	$15,984	$15,127	$16,269	$16,081
5/31/2022	$15,933	$15,236	$16,119	$15,973
6/30/2022	$13,722	$13,925	$14,340	$14,182
7/31/2022	$15,280	$14,402	$15,169	$15,150
8/31/2022	$14,476	$13,939	$14,771	$14,494
9/30/2022	$12,817	$12,546	$13,140	$12,841
10/31/2022	$13,269	$12,921	$13,567	$13,416
11/30/2022	$14,978	$14,446	$14,864	$14,705
12/31/2022	$14,426	$14,338	$14,889	$14,793
1/31/2023	$15,230	$15,501	$15,960	$15,925
2/28/2023	$14,476	$14,957	$15,553	$15,535
3/31/2023	$14,677	$15,322	$15,588	$15,531
4/30/2023	$14,576	$15,589	$15,817	$15,805
5/31/2023	$14,074	$15,022	$15,379	$15,149
6/30/2023	$14,526	$15,696	$15,907	$15,607
7/31/2023	$14,878	$16,334	$16,715	$16,312
8/31/2023	$14,677	$15,596	$16,249	$15,766
9/30/2023	$13,873	$15,104	$15,637	$15,064
10/31/2023	$13,169	$14,481	$14,763	$14,175
11/30/2023	$14,828	$15,784	$16,192	$15,549
12/31/2023	$15,933	$16,577	$17,220	$16,661
1/31/2024	$15,682	$16,412	$16,924	$16,376
2/29/2024	$15,833	$16,828	$17,094	$16,424
3/31/2024	$15,833	$17,354	$17,583	$17,091
4/30/2024	$15,129	$17,042	$17,327	$16,597
5/31/2024	$15,833	$17,537	$17,888	$17,324
6/30/2024	$15,481	$17,520	$17,699	$16,825
7/31/2024	$16,235	$17,926	$18,373	$17,760
8/31/2024	$16,336	$18,436	$18,711	$18,092
9/30/2024	$16,687	$18,933	$19,274	$18,582
10/31/2024	$15,481	$18,004	$18,266	$17,519
11/30/2024	$15,933	$17,841	$18,186	$17,582
12/31/2024	$15,230	$17,494	$17,798	$17,122
1/31/2025	$15,481	$18,199	$18,035	$17,665
2/28/2025	$15,129	$18,452	$17,843	$17,595
3/31/2025	$15,230	$18,410	$17,912	$17,703
4/30/2025	$16,285	$19,075	$18,753	$18,679
5/31/2025	$17,089	$19,948	$19,967	$19,780
6/30/2025	$17,894	$20,625	$20,945	$20,681
7/31/2025	$16,939	$20,566	$20,979	$20,674
8/31/2025	$16,738	$21,280	$21,874	$21,700
9/30/2025	$16,386	$22,046	$22,344	$22,179

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(1.81%)	(4.16%)	5.06%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 48,509,444
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,202,769
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$48,509,444
# of Portfolio Holdings	49
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,202,769

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.8%
Diversified Support Services	10.3%
Asset Management & Custody Banks	8.4%
Electronic Equipment & Instruments	5.7%
Food Retail	5.6%
Semiconductors	4.6%
Interactive Media & Services	4.4%
Research & Consulting Services	4.3%
Health Care Services	4.3%
Commercial & Residential Mortgage Finance	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	5.1%
Prudent Corporate Advisory Services Ltd.	3.4%
Chief Telecom, Inc.	3.2%
Vijaya Diagnostic Centre Ltd.	3.2%
AJ Bell PLC	3.2%
Sarantis SA	3.1%
Nayax Ltd.	3.1%
Baltic Classifieds Group PLC	3.0%
m-up Holdings, Inc.	2.9%
Rakus Co. Ltd.	2.9%

Material Fund Change [Text Block]
C000214015
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Investor Class
Trading Symbol	WAISX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The Fund aims to hold a concentrated, yet diversified, high-conviction portfolio of 20 to 40 stocks. Given the concentrated nature of the Fund, a few positions can have a large effect on performance. During the period, we owned a few companies that produced disappointing results, which led those stocks lower. The largest detractors from Fund performance included an Ireland-based health-care company and a Switzerland-based industrials company. While disappointed with the performance of a few stocks, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI ACWI ex USA Index	MSCI EAFE Index	MSCI EAFE Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,500	$10,349	$10,359	$10,407
11/30/2019	$10,960	$10,440	$10,476	$10,705
12/31/2019	$11,200	$10,892	$10,817	$11,016
1/31/2020	$11,020	$10,600	$10,591	$10,891
2/29/2020	$10,350	$9,762	$9,633	$9,915
3/31/2020	$9,470	$8,348	$8,348	$8,589
4/30/2020	$10,290	$8,981	$8,887	$9,408
5/31/2020	$11,470	$9,275	$9,274	$10,143
6/30/2020	$11,740	$9,694	$9,590	$10,394
7/31/2020	$12,130	$10,126	$9,813	$10,876
8/31/2020	$12,730	$10,560	$10,318	$11,494
9/30/2020	$12,610	$10,300	$10,049	$11,435
10/31/2020	$12,310	$10,079	$9,648	$11,106
11/30/2020	$13,700	$11,434	$11,144	$12,389
12/31/2020	$14,230	$12,053	$11,662	$13,015
1/31/2021	$13,790	$12,079	$11,538	$12,873
2/28/2021	$13,510	$12,318	$11,796	$12,650
3/31/2021	$13,280	$12,474	$12,068	$12,850
4/30/2021	$14,190	$12,841	$12,431	$13,483
5/31/2021	$14,350	$13,242	$12,836	$13,819
6/30/2021	$14,520	$13,157	$12,692	$13,841
7/31/2021	$15,050	$12,940	$12,787	$14,088
8/31/2021	$15,830	$13,186	$13,013	$14,362
9/30/2021	$14,960	$12,764	$12,635	$13,736
10/31/2021	$15,320	$13,068	$12,946	$14,017
11/30/2021	$14,890	$12,480	$12,343	$13,504
12/31/2021	$14,940	$12,995	$12,975	$13,928
1/31/2022	$12,500	$12,517	$12,348	$12,185
2/28/2022	$12,210	$12,269	$12,130	$11,964
3/31/2022	$12,030	$12,288	$12,208	$12,005
4/30/2022	$10,860	$11,517	$11,418	$10,959
5/31/2022	$10,570	$11,599	$11,504	$10,789
6/30/2022	$9,770	$10,602	$10,436	$9,746
7/31/2022	$11,000	$10,965	$10,957	$10,467
8/31/2022	$10,090	$10,612	$10,436	$9,860
9/30/2022	$8,900	$9,551	$9,460	$8,785
10/31/2022	$9,600	$9,837	$9,969	$9,217
11/30/2022	$10,480	$10,998	$11,091	$10,192
12/31/2022	$9,730	$10,916	$11,100	$10,051
1/31/2023	$10,830	$11,801	$11,999	$10,938
2/28/2023	$10,490	$11,387	$11,749	$10,651
3/31/2023	$10,820	$11,665	$12,040	$11,034
4/30/2023	$10,850	$11,868	$12,380	$11,245
5/31/2023	$10,870	$11,436	$11,856	$10,927
6/30/2023	$11,400	$11,950	$12,396	$11,129
7/31/2023	$11,430	$12,435	$12,797	$11,567
8/31/2023	$10,860	$11,874	$12,306	$11,076
9/30/2023	$10,250	$11,499	$11,886	$10,431
10/31/2023	$9,570	$11,024	$11,404	$9,812
11/30/2023	$10,950	$12,017	$12,463	$10,983
12/31/2023	$11,820	$12,620	$13,125	$11,773
1/31/2024	$11,300	$12,495	$13,200	$11,647
2/29/2024	$11,510	$12,811	$13,442	$12,012
3/31/2024	$11,700	$13,212	$13,884	$12,266
4/30/2024	$10,830	$12,975	$13,528	$11,673
5/31/2024	$11,370	$13,351	$14,052	$12,022
6/30/2024	$11,240	$13,339	$13,826	$11,820
7/31/2024	$11,870	$13,647	$14,231	$12,173
8/31/2024	$12,360	$14,036	$14,694	$12,688
9/30/2024	$12,550	$14,414	$14,830	$13,029
10/31/2024	$11,940	$13,707	$14,023	$12,140
11/30/2024	$12,510	$13,583	$13,944	$12,351
12/31/2024	$11,960	$13,319	$13,627	$12,016
1/31/2025	$12,610	$13,855	$14,343	$12,582
2/28/2025	$12,730	$14,048	$14,621	$12,609
3/31/2025	$12,450	$14,016	$14,562	$12,458
4/30/2025	$13,620	$14,522	$15,229	$13,264
5/31/2025	$14,250	$15,187	$15,926	$14,006
6/30/2025	$14,830	$15,702	$16,276	$14,455
7/31/2025	$14,180	$15,658	$16,048	$14,209
8/31/2025	$14,320	$16,201	$16,732	$14,691
9/30/2025	$14,180	$16,784	$17,052	$14,914

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Investor Class	12.99%	2.37%	5.99%
MSCI ACWI ex USA Index	16.45%	10.26%	9.01%
MSCI EAFE Index	14.99%	11.15%	9.30%
MSCI EAFE Mid Cap Growth Index	14.47%	5.46%	6.89%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,984,577
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,984,577
# of Portfolio Holdings	31
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	6.6%
Movies & Entertainment	5.8%
Casinos & Gaming	5.1%
Semiconductor Materials & Equipment	4.8%
Property & Casualty Insurance	4.8%
Automobile Manufacturers	4.6%
Interactive Home Entertainment	4.5%
Diversified Real Estate Activities	4.4%
Real Estate Services	4.4%
Application Software	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	94.9%
Other Assets and Liabilities, Net	5.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Spotify Technology SA	5.8%
Definity Financial Corp.	4.8%
Ferrari NV	4.6%
Nintendo Co. Ltd.	4.5%
Sumitomo Realty & Development Co. Ltd.	4.4%
FirstService Corp.	4.4%
BAE Systems PLC	4.2%
Dollarama, Inc.	4.0%
AtkinsRealis Group, Inc.	3.9%
Halma PLC	3.6%

Material Fund Change [Text Block]
C000214014
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Institutional Class
Trading Symbol	WGISX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The Fund aims to hold a concentrated, yet diversified, high-conviction portfolio of 20 to 40 stocks. Given the concentrated nature of the Fund, a few positions can have a large effect on performance. During the period, we owned a few companies that produced disappointing results, which led those stocks lower. The largest detractors from Fund performance included an Ireland-based health-care company and a Switzerland-based industrials company. While disappointed with the performance of a few stocks, we continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI ex USA Index	MSCI EAFE Index	MSCI EAFE Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,500	$10,349	$10,359	$10,407
11/30/2019	$10,970	$10,440	$10,476	$10,705
12/31/2019	$11,200	$10,892	$10,817	$11,016
1/31/2020	$11,040	$10,600	$10,591	$10,891
2/29/2020	$10,370	$9,762	$9,633	$9,915
3/31/2020	$9,520	$8,348	$8,348	$8,589
4/30/2020	$10,350	$8,981	$8,887	$9,408
5/31/2020	$11,530	$9,275	$9,274	$10,143
6/30/2020	$11,800	$9,694	$9,590	$10,394
7/31/2020	$12,200	$10,126	$9,813	$10,876
8/31/2020	$12,800	$10,560	$10,318	$11,494
9/30/2020	$12,690	$10,300	$10,049	$11,435
10/31/2020	$12,390	$10,079	$9,648	$11,106
11/30/2020	$13,790	$11,434	$11,144	$12,389
12/31/2020	$14,320	$12,053	$11,662	$13,015
1/31/2021	$13,880	$12,079	$11,538	$12,873
2/28/2021	$13,600	$12,318	$11,796	$12,650
3/31/2021	$13,380	$12,474	$12,068	$12,850
4/30/2021	$14,300	$12,841	$12,431	$13,483
5/31/2021	$14,470	$13,242	$12,836	$13,819
6/30/2021	$14,640	$13,157	$12,692	$13,841
7/31/2021	$15,180	$12,940	$12,787	$14,088
8/31/2021	$15,970	$13,186	$13,013	$14,362
9/30/2021	$15,100	$12,764	$12,635	$13,736
10/31/2021	$15,470	$13,068	$12,946	$14,017
11/30/2021	$15,040	$12,480	$12,343	$13,504
12/31/2021	$15,090	$12,995	$12,975	$13,928
1/31/2022	$12,630	$12,517	$12,348	$12,185
2/28/2022	$12,340	$12,269	$12,130	$11,964
3/31/2022	$12,160	$12,288	$12,208	$12,005
4/30/2022	$10,980	$11,517	$11,418	$10,959
5/31/2022	$10,690	$11,599	$11,504	$10,789
6/30/2022	$9,880	$10,602	$10,436	$9,746
7/31/2022	$11,140	$10,965	$10,957	$10,467
8/31/2022	$10,220	$10,612	$10,436	$9,860
9/30/2022	$9,010	$9,551	$9,460	$8,785
10/31/2022	$9,720	$9,837	$9,969	$9,217
11/30/2022	$10,620	$10,998	$11,091	$10,192
12/31/2022	$9,860	$10,916	$11,100	$10,051
1/31/2023	$10,980	$11,801	$11,999	$10,938
2/28/2023	$10,640	$11,387	$11,749	$10,651
3/31/2023	$10,990	$11,665	$12,040	$11,034
4/30/2023	$11,020	$11,868	$12,380	$11,245
5/31/2023	$11,040	$11,436	$11,856	$10,927
6/30/2023	$11,580	$11,950	$12,396	$11,129
7/31/2023	$11,620	$12,435	$12,797	$11,567
8/31/2023	$11,050	$11,874	$12,306	$11,076
9/30/2023	$10,430	$11,499	$11,886	$10,431
10/31/2023	$9,740	$11,024	$11,404	$9,812
11/30/2023	$11,140	$12,017	$12,463	$10,983
12/31/2023	$12,030	$12,620	$13,125	$11,773
1/31/2024	$11,510	$12,495	$13,200	$11,647
2/29/2024	$11,730	$12,811	$13,442	$12,012
3/31/2024	$11,930	$13,212	$13,884	$12,266
4/30/2024	$11,040	$12,975	$13,528	$11,673
5/31/2024	$11,600	$13,351	$14,052	$12,022
6/30/2024	$11,470	$13,339	$13,826	$11,820
7/31/2024	$12,110	$13,647	$14,231	$12,173
8/31/2024	$12,620	$14,036	$14,694	$12,688
9/30/2024	$12,810	$14,414	$14,830	$13,029
10/31/2024	$12,200	$13,707	$14,023	$12,140
11/30/2024	$12,790	$13,583	$13,944	$12,351
12/31/2024	$12,230	$13,319	$13,627	$12,016
1/31/2025	$12,900	$13,855	$14,343	$12,582
2/28/2025	$13,020	$14,048	$14,621	$12,609
3/31/2025	$12,740	$14,016	$14,562	$12,458
4/30/2025	$13,940	$14,522	$15,229	$13,264
5/31/2025	$14,600	$15,187	$15,926	$14,006
6/30/2025	$15,190	$15,702	$16,276	$14,455
7/31/2025	$14,530	$15,658	$16,048	$14,209
8/31/2025	$14,670	$16,201	$16,732	$14,691
9/30/2025	$14,530	$16,784	$17,052	$14,914

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Institutional Class	13.43%	2.75%	6.43%
MSCI ACWI ex USA Index	16.45%	10.26%	9.01%
MSCI EAFE Index	14.99%	11.15%	9.30%
MSCI EAFE Mid Cap Growth Index	14.47%	5.46%	6.89%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,984,577
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,984,577
# of Portfolio Holdings	31
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	6.6%
Movies & Entertainment	5.8%
Casinos & Gaming	5.1%
Semiconductor Materials & Equipment	4.8%
Property & Casualty Insurance	4.8%
Automobile Manufacturers	4.6%
Interactive Home Entertainment	4.5%
Diversified Real Estate Activities	4.4%
Real Estate Services	4.4%
Application Software	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	94.9%
Other Assets and Liabilities, Net	5.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Spotify Technology SA	5.8%
Definity Financial Corp.	4.8%
Ferrari NV	4.6%
Nintendo Co. Ltd.	4.5%
Sumitomo Realty & Development Co. Ltd.	4.4%
FirstService Corp.	4.4%
BAE Systems PLC	4.2%
Dollarama, Inc.	4.0%
AtkinsRealis Group, Inc.	3.9%
Halma PLC	3.6%

Material Fund Change [Text Block]
C000255334
Shareholder Report [Line Items]
Fund Name	Wasatch International Value Fund
Class Name	Investor Class
Trading Symbol	WAIVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of November 29, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$102	1.05%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the period ended September 30, 2025, international equities experienced sizeable gains but were volatile. Uncertainty around U.S. tariffs weighed on global equity markets in the first quarter of 2025 and also in early April when President Trump proposed initial tariff rates for different countries. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities. And in Europe, Germany announced a massive spending plan for defense and infrastructure. This drove many European markets higher as investors anticipated what that spending might mean for the broader European economy.

The Fund was well positioned for this environment and outperformed its benchmark. The Fund was overweight in a handful of European markets, which boosted relative performance. Stock selection in some of those markets was also additive to relative results. The Fund also benefited from the decision to invest in a couple of stocks in China and South Korea that were standout performers for the Fund. While the Fund outperformed its benchmark, its overweight to the health-care sector was a drag on relative performance during the period. A lack of exposure to Spain also detracted from relative results.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI World Ex USA	MSCI World Ex USA Value
11/29/2024	$10,000	$10,000	$10,000
11/30/2024	$10,000	$10,000	$10,000
12/31/2024	$9,761	$9,732	$9,785
1/31/2025	$10,201	$10,216	$10,248
2/28/2025	$10,672	$10,395	$10,588
3/31/2025	$11,172	$10,335	$10,792
4/30/2025	$11,623	$10,806	$11,235
5/31/2025	$11,883	$11,315	$11,702
6/30/2025	$12,254	$11,580	$11,929
7/31/2025	$12,314	$11,440	$11,969
8/31/2025	$12,864	$11,944	$12,653
9/30/2025	$13,255	$12,198	$12,869

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	Since Inception 11/29/24
Investor Class	32.65%
MSCI World Ex USA	21.98%
MSCI World Ex USA Value	28.69%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Nov. 29, 2024
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 11,788,007
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,788,007
# of Portfolio Holdings	40
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.8%
Integrated Oil & Gas	9.0%
Pharmaceuticals	8.5%
Multi-Utilities	6.4%
Integrated Telecommunication Services	5.6%
Tobacco	4.6%
Reinsurance	4.4%
Real Estate Development	3.0%
Technology Hardware, Storage & Peripherals	2.8%
Soft Drinks & Non-Alcoholic Beverages	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	93.7%
Other Assets and Liabilities, Net	6.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Nordea Bank Abp	3.5%
ING Groep NV	3.5%
HSBC Holdings PLC	3.4%
Sino Land Co. Ltd.	3.0%
TotalEnergies SE	2.9%
Samsung Electronics Co. Ltd.	2.8%
Suntory Beverage & Food Ltd.	2.8%
Venture Corp. Ltd.	2.6%
Krung Thai Bank PCL	2.6%

Material Fund Change [Text Block]
C000255335
Shareholder Report [Line Items]
Fund Name	Wasatch International Value Fund
Class Name	Institutional Class
Trading Symbol	WGIVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of November 29, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$88	0.90%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the period ended September 30, 2025, international equities experienced sizeable gains but were volatile. Uncertainty around U.S. tariffs weighed on global equity markets in the first quarter of 2025 and also in early April when President Trump proposed initial tariff rates for different countries. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities. And in Europe, Germany announced a massive spending plan for defense and infrastructure. This drove many European markets higher as investors anticipated what that spending might mean for the broader European economy.

The Fund was well positioned for this environment and outperformed its benchmark. The Fund was overweight in a handful of European markets, which boosted relative performance. Stock selection in some of those markets was also additive to relative results. The Fund also benefited from the decision to invest in a couple of stocks in China and South Korea that were standout performers for the Fund. While the Fund outperformed its benchmark, its overweight to the health-care sector was a drag on relative performance during the period. A lack of exposure to Spain also detracted from relative results.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Ex USA	MSCI World Ex USA Value
11/29/2024	$10,000	$10,000	$10,000
11/30/2024	$10,000	$10,000	$10,000
12/31/2024	$9,762	$9,732	$9,785
1/31/2025	$10,203	$10,216	$10,248
2/28/2025	$10,663	$10,395	$10,588
3/31/2025	$11,174	$10,335	$10,792
4/30/2025	$11,614	$10,806	$11,235
5/31/2025	$11,885	$11,315	$11,702
6/30/2025	$12,255	$11,580	$11,929
7/31/2025	$12,315	$11,440	$11,969
8/31/2025	$12,866	$11,944	$12,653
9/30/2025	$13,266	$12,198	$12,869

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	Since Inception 11/29/24
Institutional Class	32.66%
MSCI World Ex USA	21.98%
MSCI World Ex USA Value	28.69%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Nov. 29, 2024
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 11,788,007
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,788,007
# of Portfolio Holdings	40
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.8%
Integrated Oil & Gas	9.0%
Pharmaceuticals	8.5%
Multi-Utilities	6.4%
Integrated Telecommunication Services	5.6%
Tobacco	4.6%
Reinsurance	4.4%
Real Estate Development	3.0%
Technology Hardware, Storage & Peripherals	2.8%
Soft Drinks & Non-Alcoholic Beverages	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	93.7%
Other Assets and Liabilities, Net	6.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Nordea Bank Abp	3.5%
ING Groep NV	3.5%
HSBC Holdings PLC	3.4%
Sino Land Co. Ltd.	3.0%
TotalEnergies SE	2.9%
Samsung Electronics Co. Ltd.	2.8%
Suntory Beverage & Food Ltd.	2.8%
Venture Corp. Ltd.	2.6%
Krung Thai Bank PCL	2.6%

Material Fund Change [Text Block]
C000230418
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Investor Class
Trading Symbol	WALSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$191	2.10%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk. But in a rising market, our short positions were a drag on performance relative to the benchmark. Our long positions also detracted from relative performance. Our long positions represent what we believe are high-quality, long-duration growth companies. This positioning was a direct headwind to performance during the year, as what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell 2500™ Index	FTSE U.S. 3-Month Treasury Bill Index
10/1/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,640	$10,676	$10,490	$10,000
11/30/2021	$10,820	$10,514	$10,053	$10,001
12/31/2021	$11,220	$10,928	$10,382	$10,001
1/31/2022	$10,290	$10,285	$9,518	$10,002
2/28/2022	$10,110	$10,026	$9,625	$10,002
3/31/2022	$10,040	$10,351	$9,778	$10,004
4/30/2022	$9,700	$9,422	$8,945	$10,007
5/31/2022	$9,590	$9,409	$8,976	$10,012
6/30/2022	$9,110	$8,622	$8,118	$10,018
7/31/2022	$9,960	$9,431	$8,958	$10,029
8/31/2022	$9,570	$9,079	$8,720	$10,044
9/30/2022	$9,010	$8,237	$7,889	$10,063
10/31/2022	$9,890	$8,913	$8,646	$10,088
11/30/2022	$10,570	$9,378	$9,011	$10,117
12/31/2022	$10,280	$8,829	$8,475	$10,151
1/31/2023	$10,830	$9,437	$9,323	$10,189
2/28/2023	$10,730	$9,216	$9,104	$10,224
3/31/2023	$10,730	$9,463	$8,763	$10,265
4/30/2023	$10,680	$9,564	$8,648	$10,306
5/31/2023	$10,550	$9,601	$8,497	$10,350
6/30/2023	$11,070	$10,256	$9,220	$10,394
7/31/2023	$11,271	$10,624	$9,679	$10,441
8/31/2023	$11,841	$10,419	$9,299	$10,490
9/30/2023	$11,511	$9,923	$8,779	$10,537
10/31/2023	$10,940	$9,660	$8,246	$10,587
11/30/2023	$11,891	$10,560	$8,989	$10,635
12/31/2023	$13,132	$11,121	$9,952	$10,685
1/31/2024	$13,112	$11,244	$9,692	$10,735
2/29/2024	$14,464	$11,852	$10,219	$10,782
3/31/2024	$14,534	$12,235	$10,640	$10,832
4/30/2024	$13,823	$11,696	$9,928	$10,880
5/31/2024	$14,183	$12,249	$10,341	$10,931
6/30/2024	$14,113	$12,628	$10,186	$10,980
7/31/2024	$15,034	$12,863	$10,942	$11,031
8/31/2024	$15,224	$13,143	$10,914	$11,082
9/30/2024	$15,354	$13,415	$11,077	$11,131
10/31/2024	$15,074	$13,316	$10,974	$11,179
11/30/2024	$15,324	$14,202	$12,054	$11,223
12/31/2024	$14,083	$13,768	$11,146	$11,267
1/31/2025	$14,644	$14,203	$11,541	$11,310
2/28/2025	$14,023	$13,931	$10,999	$11,349
3/31/2025	$13,463	$13,118	$10,309	$11,391
4/30/2025	$13,312	$13,030	$10,097	$11,432
5/31/2025	$13,312	$13,856	$10,701	$11,475
6/30/2025	$13,523	$14,560	$11,195	$11,516
7/31/2025	$12,942	$14,880	$11,411	$11,559
8/31/2025	$12,912	$15,225	$12,010	$11,602
9/30/2025	$12,542	$15,750	$12,202	$11,643

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	Since Inception 10/1/21
Investor Class	(18.42%)	5.83%
Russell 3000® Index	17.41%	12.03%
Russell 2500™ Index	10.16%	5.10%
FTSE U.S. 3-Month Treasury Bill Index	4.61%	3.88%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Oct. 01, 2021
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 42,803,174
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 836,549
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,803,174
# of Portfolio Holdings	51
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$836,549

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	10.2%
Industrial Machinery & Supplies & Components	9.7%
Research & Consulting Services	7.0%
Health Care Facilities	6.2%
Managed Health Care	5.9%
Transaction & Payment Processing Services	5.5%
Health Care Services	5.4%
Semiconductors	5.3%
Electronic Manufacturing Services	5.3%
Life Sciences Tools & Services	4.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	134.7%
Warrants	0.1%
Other Assets and Liabilities, Net	(34.8%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	6.2%
HealthEquity, Inc.	5.9%
RBC Bearings, Inc.	5.9%
Monolithic Power Systems, Inc.	5.3%
Fabrinet	5.3%
Medpace Holdings, Inc.	4.9%
Bank OZK	4.7%
Guidewire Software, Inc.	4.7%
Valvoline, Inc.	4.3%
UL Solutions, Inc., Class A	3.9%

Material Fund Change [Text Block]
C000230419
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Institutional Class
Trading Symbol	WGLSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$183	2.01%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk. But in a rising market, our short positions were a drag on performance relative to the benchmark. Our long positions also detracted from relative performance. Our long positions represent what we believe are high-quality, long-duration growth companies. This positioning was a direct headwind to performance during the year, as what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2500™ Index	FTSE U.S. 3-Month Treasury Bill Index
10/1/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,640	$10,676	$10,490	$10,000
11/30/2021	$10,820	$10,514	$10,053	$10,001
12/31/2021	$11,230	$10,928	$10,382	$10,001
1/31/2022	$10,290	$10,285	$9,518	$10,002
2/28/2022	$10,110	$10,026	$9,625	$10,002
3/31/2022	$10,040	$10,351	$9,778	$10,004
4/30/2022	$9,710	$9,422	$8,945	$10,007
5/31/2022	$9,600	$9,409	$8,976	$10,012
6/30/2022	$9,130	$8,622	$8,118	$10,018
7/31/2022	$9,970	$9,431	$8,958	$10,029
8/31/2022	$9,580	$9,079	$8,720	$10,044
9/30/2022	$9,030	$8,237	$7,889	$10,063
10/31/2022	$9,910	$8,913	$8,646	$10,088
11/30/2022	$10,590	$9,378	$9,011	$10,117
12/31/2022	$10,310	$8,829	$8,475	$10,151
1/31/2023	$10,860	$9,437	$9,323	$10,189
2/28/2023	$10,760	$9,216	$9,104	$10,224
3/31/2023	$10,760	$9,463	$8,763	$10,265
4/30/2023	$10,710	$9,564	$8,648	$10,306
5/31/2023	$10,590	$9,601	$8,497	$10,350
6/30/2023	$11,110	$10,256	$9,220	$10,394
7/31/2023	$11,311	$10,624	$9,679	$10,441
8/31/2023	$11,891	$10,419	$9,299	$10,490
9/30/2023	$11,561	$9,923	$8,779	$10,537
10/31/2023	$10,990	$9,660	$8,246	$10,587
11/30/2023	$11,951	$10,560	$8,989	$10,635
12/31/2023	$13,192	$11,121	$9,952	$10,685
1/31/2024	$13,182	$11,244	$9,692	$10,735
2/29/2024	$14,534	$11,852	$10,219	$10,782
3/31/2024	$14,604	$12,235	$10,640	$10,832
4/30/2024	$13,893	$11,696	$9,928	$10,880
5/31/2024	$14,253	$12,249	$10,341	$10,931
6/30/2024	$14,183	$12,628	$10,186	$10,980
7/31/2024	$15,114	$12,863	$10,942	$11,031
8/31/2024	$15,304	$13,143	$10,914	$11,082
9/30/2024	$15,444	$13,415	$11,077	$11,131
10/31/2024	$15,154	$13,316	$10,974	$11,179
11/30/2024	$15,404	$14,202	$12,054	$11,223
12/31/2024	$14,163	$13,768	$11,146	$11,267
1/31/2025	$14,724	$14,203	$11,541	$11,310
2/28/2025	$14,103	$13,931	$10,999	$11,349
3/31/2025	$13,543	$13,118	$10,309	$11,391
4/30/2025	$13,393	$13,030	$10,097	$11,432
5/31/2025	$13,393	$13,856	$10,701	$11,475
6/30/2025	$13,603	$14,560	$11,195	$11,516
7/31/2025	$13,012	$14,880	$11,411	$11,559
8/31/2025	$12,982	$15,225	$12,010	$11,602
9/30/2025	$12,612	$15,750	$12,202	$11,643

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	Since Inception 10/1/21
Institutional Class	(18.39%)	5.97%
Russell 3000® Index	17.41%	12.03%
Russell 2500™ Index	10.16%	5.10%
FTSE U.S. 3-Month Treasury Bill Index	4.61%	3.88%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Oct. 01, 2021
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 42,803,174
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 836,549
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,803,174
# of Portfolio Holdings	51
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$836,549

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	10.2%
Industrial Machinery & Supplies & Components	9.7%
Research & Consulting Services	7.0%
Health Care Facilities	6.2%
Managed Health Care	5.9%
Transaction & Payment Processing Services	5.5%
Health Care Services	5.4%
Semiconductors	5.3%
Electronic Manufacturing Services	5.3%
Life Sciences Tools & Services	4.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	134.7%
Warrants	0.1%
Other Assets and Liabilities, Net	(34.8%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	6.2%
HealthEquity, Inc.	5.9%
RBC Bearings, Inc.	5.9%
Monolithic Power Systems, Inc.	5.3%
Fabrinet	5.3%
Medpace Holdings, Inc.	4.9%
Bank OZK	4.7%
Guidewire Software, Inc.	4.7%
Valvoline, Inc.	4.3%
UL Solutions, Inc., Class A	3.9%

Material Fund Change [Text Block]
C000002503
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Investor Class
Trading Symbol	WMICX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.64%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced gains but were volatile. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” environment, we found that stocks of some lower quality companies tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality. Additionally, we also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. Given these headwinds, the Fund underperformed its benchmark.

Looking at performance across sectors, our information-technology holdings underperformed the benchmark’s, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell Microcap® Growth Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,319	$10,790	$10,626	$10,538
11/30/2015	$10,846	$10,850	$11,126	$10,939
12/31/2015	$10,587	$10,627	$10,470	$10,374
1/31/2016	$9,457	$10,027	$9,002	$9,301
2/29/2016	$9,280	$10,024	$8,915	$9,161
3/31/2016	$10,054	$10,730	$9,551	$9,811
4/30/2016	$10,280	$10,796	$9,783	$10,128
5/31/2016	$10,426	$10,990	$10,040	$10,260
6/30/2016	$10,700	$11,012	$9,853	$10,200
7/31/2016	$11,200	$11,449	$10,387	$10,734
8/31/2016	$11,313	$11,478	$10,593	$11,023
9/30/2016	$11,604	$11,496	$11,027	$11,347
10/31/2016	$11,039	$11,248	$10,134	$10,700
11/30/2016	$11,523	$11,751	$10,973	$11,943
12/31/2016	$11,412	$11,980	$11,189	$12,487
1/31/2017	$11,764	$12,206	$11,066	$12,299
2/28/2017	$11,888	$12,660	$11,294	$12,427
3/31/2017	$12,241	$12,668	$11,483	$12,535
4/30/2017	$12,540	$12,803	$11,609	$12,664
5/31/2017	$12,576	$12,934	$11,463	$12,373
6/30/2017	$13,334	$13,050	$12,091	$13,015
7/31/2017	$13,705	$13,296	$12,024	$12,943
8/31/2017	$13,705	$13,322	$12,120	$12,835
9/30/2017	$14,516	$13,647	$12,932	$13,881
10/31/2017	$14,763	$13,945	$12,765	$13,859
11/30/2017	$15,327	$14,368	$13,019	$14,198
12/31/2017	$15,526	$14,512	$13,052	$14,131
1/31/2018	$15,974	$15,277	$13,424	$14,478
2/28/2018	$15,811	$14,714	$13,114	$14,020
3/31/2018	$16,360	$14,418	$13,181	$14,227
4/30/2018	$16,461	$14,473	$13,298	$14,406
5/31/2018	$17,925	$14,882	$14,308	$15,445
6/30/2018	$18,514	$14,979	$14,465	$15,645
7/31/2018	$18,412	$15,476	$14,458	$15,635
8/31/2018	$20,648	$16,020	$15,472	$16,308
9/30/2018	$20,038	$16,046	$14,921	$15,776
10/31/2018	$17,721	$14,865	$12,903	$14,056
11/30/2018	$17,925	$15,162	$12,840	$13,966
12/31/2018	$15,926	$13,751	$11,201	$12,283
1/31/2019	$17,654	$14,931	$12,366	$13,571
2/28/2019	$18,877	$15,457	$13,187	$14,315
3/31/2019	$18,930	$15,682	$12,993	$13,892
4/30/2019	$19,914	$16,309	$13,109	$14,157
5/31/2019	$19,223	$15,253	$12,270	$13,197
6/30/2019	$20,286	$16,325	$13,049	$14,020
7/31/2019	$20,552	$16,567	$12,729	$13,829
8/31/2019	$20,233	$16,229	$11,985	$12,960
9/30/2019	$19,808	$16,514	$11,738	$13,256
10/31/2019	$20,260	$16,870	$12,023	$13,596
11/30/2019	$21,456	$17,511	$12,939	$14,226
12/31/2019	$22,651	$18,017	$13,814	$15,038
1/31/2020	$23,008	$17,997	$13,542	$14,337
2/29/2020	$21,552	$16,524	$12,826	$13,357
3/31/2020	$17,033	$14,251	$10,140	$10,228
4/30/2020	$20,689	$16,139	$12,056	$11,785
5/31/2020	$23,811	$17,002	$13,230	$12,567
6/30/2020	$25,327	$17,390	$14,078	$13,352
7/31/2020	$26,902	$18,378	$14,517	$13,494
8/31/2020	$28,537	$19,709	$15,308	$14,297
9/30/2020	$28,418	$18,992	$14,931	$13,845
10/31/2020	$28,656	$18,582	$14,709	$14,023
11/30/2020	$33,650	$20,842	$17,886	$16,890
12/31/2020	$37,309	$21,780	$19,357	$18,190
1/31/2021	$39,226	$21,683	$21,847	$20,776
2/28/2021	$42,967	$22,361	$23,353	$22,027
3/31/2021	$41,395	$23,162	$22,621	$22,536
4/30/2021	$42,590	$24,356	$22,420	$22,595
5/31/2021	$41,269	$24,467	$21,945	$22,965
6/30/2021	$42,684	$25,071	$23,339	$23,468
7/31/2021	$41,207	$25,495	$21,732	$22,174
8/31/2021	$41,112	$26,222	$22,314	$22,969
9/30/2021	$39,446	$25,045	$21,218	$22,300
10/31/2021	$40,987	$26,739	$21,432	$22,794
11/30/2021	$39,195	$26,332	$20,042	$21,599
12/31/2021	$39,272	$27,369	$19,527	$21,708
1/31/2022	$33,507	$25,759	$16,693	$19,586
2/28/2022	$32,630	$25,110	$16,710	$19,786
3/31/2022	$31,752	$25,924	$16,851	$20,058
4/30/2022	$27,741	$23,598	$14,489	$17,978
5/31/2022	$27,156	$23,566	$14,141	$17,908
6/30/2022	$24,859	$21,595	$13,076	$16,256
7/31/2022	$26,989	$23,621	$14,611	$17,875
8/31/2022	$27,073	$22,739	$14,731	$17,904
9/30/2022	$23,898	$20,630	$13,356	$16,177
10/31/2022	$25,276	$22,322	$14,443	$17,712
11/30/2022	$24,733	$23,487	$14,318	$17,697
12/31/2022	$23,313	$22,112	$13,716	$16,941
1/31/2023	$26,404	$23,635	$15,095	$18,611
2/28/2023	$26,321	$23,083	$14,680	$18,070
3/31/2023	$25,861	$23,700	$13,821	$16,463
4/30/2023	$24,691	$23,952	$13,633	$16,037
5/31/2023	$25,527	$24,046	$13,976	$16,263
6/30/2023	$27,532	$25,688	$14,698	$17,334
7/31/2023	$28,702	$26,608	$14,947	$18,260
8/31/2023	$27,658	$26,095	$14,002	$17,046
9/30/2023	$25,360	$24,852	$12,942	$15,959
10/31/2023	$23,062	$24,193	$11,851	$14,807
11/30/2023	$25,569	$26,449	$13,164	$16,209
12/31/2023	$28,577	$27,852	$14,965	$18,523
1/31/2024	$28,034	$28,160	$14,478	$17,805
2/29/2024	$30,833	$29,685	$15,755	$18,912
3/31/2024	$31,669	$30,642	$15,953	$19,390
4/30/2024	$29,621	$29,294	$14,666	$17,884
5/31/2024	$31,167	$30,678	$15,431	$18,790
6/30/2024	$30,875	$31,628	$15,065	$18,367
7/31/2024	$33,758	$32,216	$16,601	$20,547
8/31/2024	$33,340	$32,917	$16,285	$19,983
9/30/2024	$33,674	$33,598	$16,355	$19,889
10/31/2024	$33,047	$33,351	$16,947	$20,025
11/30/2024	$36,975	$35,570	$19,061	$22,356
12/31/2024	$34,551	$34,483	$18,245	$21,061
1/31/2025	$34,969	$35,571	$18,143	$21,089
2/28/2025	$31,251	$34,890	$16,891	$19,937
3/31/2025	$28,828	$32,854	$15,007	$18,031
4/30/2025	$28,786	$32,634	$15,392	$17,947
5/31/2025	$31,501	$34,703	$16,785	$19,376
6/30/2025	$32,462	$36,466	$18,147	$20,829
7/31/2025	$32,462	$37,269	$18,672	$21,262
8/31/2025	$34,593	$38,131	$20,453	$23,230
9/30/2025	$35,554	$39,447	$21,764	$24,376

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	5.58%	4.58%	13.52%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Growth Index	33.07%	7.83%	8.09%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 622,757,958
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 9,450,411
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$622,757,958
# of Portfolio Holdings	61
Portfolio Turnover Rate	87%
Total Advisory Fees Paid	$9,450,411

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Electronic Equipment & Instruments	7.3%
Packaged Foods & Meats	5.7%
Health Care Services	5.6%
Construction & Engineering	4.9%
Research & Consulting Services	4.7%
Education Services	4.5%
Property & Casualty Insurance	4.1%
Aerospace & Defense	4.0%
Regional Banks	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Mama's Creations, Inc.	3.6%
Esquire Financial Holdings, Inc.	3.5%
Vita Coco Co., Inc.	3.4%
Climb Global Solutions, Inc.	3.3%
Red Violet, Inc.	3.3%
Standex International Corp.	2.8%
Veeco Instruments, Inc.	2.8%
TAT Technologies Ltd.	2.8%
EZCORP, Inc., Class A	2.4%
Addus HomeCare Corp.	2.3%

Material Fund Change [Text Block]
C000217855
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	WGICX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$164	1.59%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced gains but were volatile. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” environment, we found that stocks of some lower quality companies tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality. Additionally, we also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. Given these headwinds, the Fund underperformed its benchmark.

Looking at performance across sectors, our information-technology holdings underperformed the benchmark’s, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,319	$10,790	$10,626	$10,538
11/30/2015	$10,846	$10,850	$11,126	$10,939
12/31/2015	$10,587	$10,627	$10,470	$10,374
1/31/2016	$9,457	$10,027	$9,002	$9,301
2/29/2016	$9,280	$10,024	$8,915	$9,161
3/31/2016	$10,054	$10,730	$9,551	$9,811
4/30/2016	$10,280	$10,796	$9,783	$10,128
5/31/2016	$10,426	$10,990	$10,040	$10,260
6/30/2016	$10,700	$11,012	$9,853	$10,200
7/31/2016	$11,200	$11,449	$10,387	$10,734
8/31/2016	$11,313	$11,478	$10,593	$11,023
9/30/2016	$11,604	$11,496	$11,027	$11,347
10/31/2016	$11,039	$11,248	$10,134	$10,700
11/30/2016	$11,523	$11,751	$10,973	$11,943
12/31/2016	$11,412	$11,980	$11,189	$12,487
1/31/2017	$11,764	$12,206	$11,066	$12,299
2/28/2017	$11,888	$12,660	$11,294	$12,427
3/31/2017	$12,241	$12,668	$11,483	$12,535
4/30/2017	$12,540	$12,803	$11,609	$12,664
5/31/2017	$12,576	$12,934	$11,463	$12,373
6/30/2017	$13,334	$13,050	$12,091	$13,015
7/31/2017	$13,705	$13,296	$12,024	$12,943
8/31/2017	$13,705	$13,322	$12,120	$12,835
9/30/2017	$14,516	$13,647	$12,932	$13,881
10/31/2017	$14,763	$13,945	$12,765	$13,859
11/30/2017	$15,327	$14,368	$13,019	$14,198
12/31/2017	$15,526	$14,512	$13,052	$14,131
1/31/2018	$15,974	$15,277	$13,424	$14,478
2/28/2018	$15,811	$14,714	$13,114	$14,020
3/31/2018	$16,360	$14,418	$13,181	$14,227
4/30/2018	$16,461	$14,473	$13,298	$14,406
5/31/2018	$17,925	$14,882	$14,308	$15,445
6/30/2018	$18,514	$14,979	$14,465	$15,645
7/31/2018	$18,412	$15,476	$14,458	$15,635
8/31/2018	$20,648	$16,020	$15,472	$16,308
9/30/2018	$20,038	$16,046	$14,921	$15,776
10/31/2018	$17,721	$14,865	$12,903	$14,056
11/30/2018	$17,925	$15,162	$12,840	$13,966
12/31/2018	$15,926	$13,751	$11,201	$12,283
1/31/2019	$17,654	$14,931	$12,366	$13,571
2/28/2019	$18,877	$15,457	$13,187	$14,315
3/31/2019	$18,930	$15,682	$12,993	$13,892
4/30/2019	$19,914	$16,309	$13,109	$14,157
5/31/2019	$19,223	$15,253	$12,270	$13,197
6/30/2019	$20,286	$16,325	$13,049	$14,020
7/31/2019	$20,552	$16,567	$12,729	$13,829
8/31/2019	$20,233	$16,229	$11,985	$12,960
9/30/2019	$19,808	$16,514	$11,738	$13,256
10/31/2019	$20,260	$16,870	$12,023	$13,596
11/30/2019	$21,456	$17,511	$12,939	$14,226
12/31/2019	$22,651	$18,017	$13,814	$15,038
1/31/2020	$23,008	$17,997	$13,542	$14,337
2/29/2020	$21,552	$16,524	$12,826	$13,357
3/31/2020	$17,033	$14,251	$10,140	$10,228
4/30/2020	$20,660	$16,139	$12,056	$11,785
5/31/2020	$23,781	$17,002	$13,230	$12,567
6/30/2020	$25,297	$17,390	$14,078	$13,352
7/31/2020	$26,873	$18,378	$14,517	$13,494
8/31/2020	$28,508	$19,709	$15,308	$14,297
9/30/2020	$28,389	$18,992	$14,931	$13,845
10/31/2020	$28,626	$18,582	$14,709	$14,023
11/30/2020	$33,620	$20,842	$17,886	$16,890
12/31/2020	$37,281	$21,780	$19,357	$18,190
1/31/2021	$39,167	$21,683	$21,847	$20,776
2/28/2021	$42,908	$22,361	$23,353	$22,027
3/31/2021	$41,368	$23,162	$22,621	$22,536
4/30/2021	$42,562	$24,356	$22,420	$22,595
5/31/2021	$41,242	$24,467	$21,945	$22,965
6/30/2021	$42,656	$25,071	$23,339	$23,468
7/31/2021	$41,179	$25,495	$21,732	$22,174
8/31/2021	$41,085	$26,222	$22,314	$22,969
9/30/2021	$39,450	$25,045	$21,218	$22,300
10/31/2021	$40,959	$26,739	$21,432	$22,794
11/30/2021	$39,167	$26,332	$20,042	$21,599
12/31/2021	$39,245	$27,369	$19,527	$21,708
1/31/2022	$33,519	$25,759	$16,693	$19,586
2/28/2022	$32,600	$25,110	$16,710	$19,786
3/31/2022	$31,764	$25,924	$16,851	$20,058
4/30/2022	$27,710	$23,598	$14,489	$17,978
5/31/2022	$27,167	$23,566	$14,141	$17,908
6/30/2022	$24,868	$21,595	$13,076	$16,256
7/31/2022	$26,958	$23,621	$14,611	$17,875
8/31/2022	$27,083	$22,739	$14,731	$17,904
9/30/2022	$23,907	$20,630	$13,356	$16,177
10/31/2022	$25,286	$22,322	$14,443	$17,712
11/30/2022	$24,743	$23,487	$14,318	$17,697
12/31/2022	$23,363	$22,112	$13,716	$16,941
1/31/2023	$26,414	$23,635	$15,095	$18,611
2/28/2023	$26,331	$23,083	$14,680	$18,070
3/31/2023	$25,871	$23,700	$13,821	$16,463
4/30/2023	$24,701	$23,952	$13,633	$16,037
5/31/2023	$25,537	$24,046	$13,976	$16,263
6/30/2023	$27,543	$25,688	$14,698	$17,334
7/31/2023	$28,755	$26,608	$14,947	$18,260
8/31/2023	$27,710	$26,095	$14,002	$17,046
9/30/2023	$25,369	$24,852	$12,942	$15,959
10/31/2023	$23,113	$24,193	$11,851	$14,807
11/30/2023	$25,578	$26,449	$13,164	$16,209
12/31/2023	$28,629	$27,852	$14,965	$18,523
1/31/2024	$28,086	$28,160	$14,478	$17,805
2/29/2024	$30,845	$29,685	$15,755	$18,912
3/31/2024	$31,722	$30,642	$15,953	$19,390
4/30/2024	$29,632	$29,294	$14,666	$17,884
5/31/2024	$31,221	$30,678	$15,431	$18,790
6/30/2024	$30,928	$31,628	$15,065	$18,367
7/31/2024	$33,812	$32,216	$16,601	$20,547
8/31/2024	$33,394	$32,917	$16,285	$19,983
9/30/2024	$33,728	$33,598	$16,355	$19,889
10/31/2024	$33,101	$33,351	$16,947	$20,025
11/30/2024	$37,030	$35,570	$19,061	$22,356
12/31/2024	$34,606	$34,483	$18,245	$21,061
1/31/2025	$35,066	$35,571	$18,143	$21,089
2/28/2025	$31,304	$34,890	$16,891	$19,937
3/31/2025	$28,880	$32,854	$15,007	$18,031
4/30/2025	$28,838	$32,634	$15,392	$17,947
5/31/2025	$31,555	$34,703	$16,785	$19,376
6/30/2025	$32,558	$36,466	$18,147	$20,829
7/31/2025	$32,516	$37,269	$18,672	$21,262
8/31/2025	$34,690	$38,131	$20,453	$23,230
9/30/2025	$35,609	$39,447	$21,764	$24,376

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	5.58%	4.64%	13.54%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Growth Index	33.07%	7.83%	8.09%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 622,757,958
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 9,450,411
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$622,757,958
# of Portfolio Holdings	61
Portfolio Turnover Rate	87%
Total Advisory Fees Paid	$9,450,411

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Electronic Equipment & Instruments	7.3%
Packaged Foods & Meats	5.7%
Health Care Services	5.6%
Construction & Engineering	4.9%
Research & Consulting Services	4.7%
Education Services	4.5%
Property & Casualty Insurance	4.1%
Aerospace & Defense	4.0%
Regional Banks	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Mama's Creations, Inc.	3.6%
Esquire Financial Holdings, Inc.	3.5%
Vita Coco Co., Inc.	3.4%
Climb Global Solutions, Inc.	3.3%
Red Violet, Inc.	3.3%
Standex International Corp.	2.8%
Veeco Instruments, Inc.	2.8%
TAT Technologies Ltd.	2.8%
EZCORP, Inc., Class A	2.4%
Addus HomeCare Corp.	2.3%

Material Fund Change [Text Block]
C000002504
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Investor Class
Trading Symbol	WAMVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.68%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced strong gains. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” investment environment, we found that stocks of some lower quality companies with more speculative business models tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality.

Looking at performance across sectors, our information-technology holdings underperformed those of the benchmark, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed those of the benchmark. However, our holdings in the financials and industrials sectors outperformed those of the benchmark and contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,209	$10,790	$10,538
11/30/2015	$10,488	$10,850	$10,939
12/31/2015	$10,345	$10,627	$10,374
1/31/2016	$9,642	$10,027	$9,301
2/29/2016	$9,603	$10,024	$9,161
3/31/2016	$10,111	$10,730	$9,811
4/30/2016	$10,189	$10,796	$10,128
5/31/2016	$10,306	$10,990	$10,260
6/30/2016	$10,228	$11,012	$10,200
7/31/2016	$10,618	$11,449	$10,734
8/31/2016	$11,009	$11,478	$11,023
9/30/2016	$11,204	$11,496	$11,347
10/31/2016	$10,775	$11,248	$10,700
11/30/2016	$11,399	$11,751	$11,943
12/31/2016	$11,630	$11,980	$12,487
1/31/2017	$11,709	$12,206	$12,299
2/28/2017	$11,948	$12,660	$12,427
3/31/2017	$12,146	$12,668	$12,535
4/30/2017	$12,384	$12,803	$12,664
5/31/2017	$12,384	$12,934	$12,373
6/30/2017	$12,821	$13,050	$13,015
7/31/2017	$13,059	$13,296	$12,943
8/31/2017	$13,059	$13,322	$12,835
9/30/2017	$13,813	$13,647	$13,881
10/31/2017	$13,972	$13,945	$13,859
11/30/2017	$14,448	$14,368	$14,198
12/31/2017	$14,701	$14,512	$14,131
1/31/2018	$14,830	$15,277	$14,478
2/28/2018	$14,315	$14,714	$14,020
3/31/2018	$14,444	$14,418	$14,227
4/30/2018	$14,487	$14,473	$14,406
5/31/2018	$15,130	$14,882	$15,445
6/30/2018	$15,644	$14,979	$15,645
7/31/2018	$15,773	$15,476	$15,635
8/31/2018	$16,630	$16,020	$16,308
9/30/2018	$16,415	$16,046	$15,776
10/31/2018	$14,658	$14,865	$14,056
11/30/2018	$14,572	$15,162	$13,966
12/31/2018	$13,430	$13,751	$12,283
1/31/2019	$14,748	$14,931	$13,571
2/28/2019	$15,725	$15,457	$14,315
3/31/2019	$15,286	$15,682	$13,892
4/30/2019	$16,165	$16,309	$14,157
5/31/2019	$15,676	$15,253	$13,197
6/30/2019	$16,604	$16,325	$14,020
7/31/2019	$16,409	$16,567	$13,829
8/31/2019	$15,920	$16,229	$12,960
9/30/2019	$15,676	$16,514	$13,256
10/31/2019	$16,067	$16,870	$13,596
11/30/2019	$16,751	$17,511	$14,226
12/31/2019	$17,438	$18,017	$15,038
1/31/2020	$17,385	$17,997	$14,337
2/29/2020	$15,998	$16,524	$13,357
3/31/2020	$12,479	$14,251	$10,228
4/30/2020	$14,718	$16,139	$11,785
5/31/2020	$16,692	$17,002	$12,567
6/30/2020	$17,438	$17,390	$13,352
7/31/2020	$18,451	$18,378	$13,494
8/31/2020	$19,785	$19,709	$14,297
9/30/2020	$19,465	$18,992	$13,845
10/31/2020	$19,625	$18,582	$14,023
11/30/2020	$22,558	$20,842	$16,890
12/31/2020	$24,561	$21,780	$18,190
1/31/2021	$25,949	$21,683	$20,776
2/28/2021	$28,242	$22,361	$22,027
3/31/2021	$28,181	$23,162	$22,536
4/30/2021	$29,328	$24,356	$22,595
5/31/2021	$30,474	$24,467	$22,965
6/30/2021	$30,655	$25,071	$23,468
7/31/2021	$30,293	$25,495	$22,174
8/31/2021	$30,837	$26,222	$22,969
9/30/2021	$30,837	$25,045	$22,300
10/31/2021	$32,043	$26,739	$22,794
11/30/2021	$30,776	$26,332	$21,599
12/31/2021	$31,138	$27,369	$21,708
1/31/2022	$27,711	$25,759	$19,586
2/28/2022	$27,339	$25,110	$19,786
3/31/2022	$26,594	$25,924	$20,058
4/30/2022	$24,285	$23,598	$17,978
5/31/2022	$23,912	$23,566	$17,908
6/30/2022	$21,454	$21,595	$16,256
7/31/2022	$23,912	$23,621	$17,875
8/31/2022	$23,093	$22,739	$17,904
9/30/2022	$20,784	$20,630	$16,177
10/31/2022	$23,018	$22,322	$17,712
11/30/2022	$22,497	$23,487	$17,697
12/31/2022	$22,124	$22,112	$16,941
1/31/2023	$24,061	$23,635	$18,611
2/28/2023	$24,061	$23,083	$18,070
3/31/2023	$23,018	$23,700	$16,463
4/30/2023	$22,199	$23,952	$16,037
5/31/2023	$22,273	$24,046	$16,263
6/30/2023	$23,614	$25,688	$17,334
7/31/2023	$24,657	$26,608	$18,260
8/31/2023	$23,614	$26,095	$17,046
9/30/2023	$22,124	$24,852	$15,959
10/31/2023	$20,858	$24,193	$14,807
11/30/2023	$22,869	$26,449	$16,209
12/31/2023	$25,030	$27,852	$18,523
1/31/2024	$24,359	$28,160	$17,805
2/29/2024	$26,222	$29,685	$18,912
3/31/2024	$26,892	$30,642	$19,390
4/30/2024	$25,179	$29,294	$17,884
5/31/2024	$26,743	$30,678	$18,790
6/30/2024	$26,594	$31,628	$18,367
7/31/2024	$29,052	$32,216	$20,547
8/31/2024	$29,276	$32,917	$19,983
9/30/2024	$29,425	$33,598	$19,889
10/31/2024	$28,978	$33,351	$20,025
11/30/2024	$33,224	$35,570	$22,356
12/31/2024	$31,138	$34,483	$21,061
1/31/2025	$31,511	$35,571	$21,089
2/28/2025	$29,723	$34,890	$19,937
3/31/2025	$28,009	$32,854	$18,031
4/30/2025	$27,786	$32,634	$17,947
5/31/2025	$29,797	$34,703	$19,376
6/30/2025	$30,766	$36,466	$20,829
7/31/2025	$31,064	$37,269	$21,262
8/31/2025	$33,149	$38,131	$23,230
9/30/2025	$33,969	$39,447	$24,376

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	15.44%	11.78%	13.01%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 352,842,849
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,978,463
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$352,842,849
# of Portfolio Holdings	63
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$4,978,463

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	5.7%
Regional Banks	5.6%
Construction & Engineering	5.5%
Packaged Foods & Meats	5.0%
Investment Banking & Brokerage	4.5%
Electronic Equipment & Instruments	4.4%
Aerospace & Defense	4.2%
Property & Casualty Insurance	4.1%
Semiconductor Materials & Equipment	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Red Violet, Inc.	3.3%
Digi International, Inc.	2.7%
Standex International Corp.	2.6%
Bel Fuse, Inc., Class B	2.6%
Champion Homes, Inc.	2.5%
Veeco Instruments, Inc.	2.5%
EZCORP, Inc., Class A	2.5%
JDC Group AG	2.5%
TAT Technologies Ltd.	2.4%
Climb Global Solutions, Inc.	2.4%

Material Fund Change [Text Block]
C000217856
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WGMVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$173	1.60%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced strong gains. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” investment environment, we found that stocks of some lower quality companies with more speculative business models tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality.

Looking at performance across sectors, our information-technology holdings underperformed those of the benchmark, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed those of the benchmark. However, our holdings in the financials and industrials sectors outperformed those of the benchmark and contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,209	$10,790	$10,538
11/30/2015	$10,488	$10,850	$10,939
12/31/2015	$10,345	$10,627	$10,374
1/31/2016	$9,642	$10,027	$9,301
2/29/2016	$9,603	$10,024	$9,161
3/31/2016	$10,111	$10,730	$9,811
4/30/2016	$10,189	$10,796	$10,128
5/31/2016	$10,306	$10,990	$10,260
6/30/2016	$10,228	$11,012	$10,200
7/31/2016	$10,618	$11,449	$10,734
8/31/2016	$11,009	$11,478	$11,023
9/30/2016	$11,204	$11,496	$11,347
10/31/2016	$10,775	$11,248	$10,700
11/30/2016	$11,399	$11,751	$11,943
12/31/2016	$11,630	$11,980	$12,487
1/31/2017	$11,709	$12,206	$12,299
2/28/2017	$11,948	$12,660	$12,427
3/31/2017	$12,146	$12,668	$12,535
4/30/2017	$12,384	$12,803	$12,664
5/31/2017	$12,384	$12,934	$12,373
6/30/2017	$12,821	$13,050	$13,015
7/31/2017	$13,059	$13,296	$12,943
8/31/2017	$13,059	$13,322	$12,835
9/30/2017	$13,813	$13,647	$13,881
10/31/2017	$13,972	$13,945	$13,859
11/30/2017	$14,448	$14,368	$14,198
12/31/2017	$14,701	$14,512	$14,131
1/31/2018	$14,830	$15,277	$14,478
2/28/2018	$14,315	$14,714	$14,020
3/31/2018	$14,444	$14,418	$14,227
4/30/2018	$14,487	$14,473	$14,406
5/31/2018	$15,130	$14,882	$15,445
6/30/2018	$15,644	$14,979	$15,645
7/31/2018	$15,773	$15,476	$15,635
8/31/2018	$16,630	$16,020	$16,308
9/30/2018	$16,415	$16,046	$15,776
10/31/2018	$14,658	$14,865	$14,056
11/30/2018	$14,572	$15,162	$13,966
12/31/2018	$13,430	$13,751	$12,283
1/31/2019	$14,748	$14,931	$13,571
2/28/2019	$15,725	$15,457	$14,315
3/31/2019	$15,286	$15,682	$13,892
4/30/2019	$16,165	$16,309	$14,157
5/31/2019	$15,676	$15,253	$13,197
6/30/2019	$16,604	$16,325	$14,020
7/31/2019	$16,409	$16,567	$13,829
8/31/2019	$15,920	$16,229	$12,960
9/30/2019	$15,676	$16,514	$13,256
10/31/2019	$16,067	$16,870	$13,596
11/30/2019	$16,751	$17,511	$14,226
12/31/2019	$17,438	$18,017	$15,038
1/31/2020	$17,385	$17,997	$14,337
2/29/2020	$15,998	$16,524	$13,357
3/31/2020	$12,479	$14,251	$10,228
4/30/2020	$14,718	$16,139	$11,785
5/31/2020	$16,692	$17,002	$12,567
6/30/2020	$17,491	$17,390	$13,352
7/31/2020	$18,505	$18,378	$13,494
8/31/2020	$19,838	$19,709	$14,297
9/30/2020	$19,518	$18,992	$13,845
10/31/2020	$19,678	$18,582	$14,023
11/30/2020	$22,611	$20,842	$16,890
12/31/2020	$24,614	$21,780	$18,190
1/31/2021	$26,062	$21,683	$20,776
2/28/2021	$28,354	$22,361	$22,027
3/31/2021	$28,294	$23,162	$22,536
4/30/2021	$29,440	$24,356	$22,595
5/31/2021	$30,586	$24,467	$22,965
6/30/2021	$30,767	$25,071	$23,468
7/31/2021	$30,405	$25,495	$22,174
8/31/2021	$30,888	$26,222	$22,969
9/30/2021	$30,888	$25,045	$22,300
10/31/2021	$32,155	$26,739	$22,794
11/30/2021	$30,888	$26,332	$21,599
12/31/2021	$31,323	$27,369	$21,708
1/31/2022	$27,826	$25,759	$19,586
2/28/2022	$27,380	$25,110	$19,786
3/31/2022	$26,710	$25,924	$20,058
4/30/2022	$24,404	$23,598	$17,978
5/31/2022	$24,032	$23,566	$17,908
6/30/2022	$21,576	$21,595	$16,256
7/31/2022	$24,032	$23,621	$17,875
8/31/2022	$23,213	$22,739	$17,904
9/30/2022	$20,907	$20,630	$16,177
10/31/2022	$23,139	$22,322	$17,712
11/30/2022	$22,618	$23,487	$17,697
12/31/2022	$22,246	$22,112	$16,941
1/31/2023	$24,180	$23,635	$18,611
2/28/2023	$24,180	$23,083	$18,070
3/31/2023	$23,139	$23,700	$16,463
4/30/2023	$22,320	$23,952	$16,037
5/31/2023	$22,395	$24,046	$16,263
6/30/2023	$23,734	$25,688	$17,334
7/31/2023	$24,850	$26,608	$18,260
8/31/2023	$23,734	$26,095	$17,046
9/30/2023	$22,246	$24,852	$15,959
10/31/2023	$20,981	$24,193	$14,807
11/30/2023	$22,990	$26,449	$16,209
12/31/2023	$25,222	$27,852	$18,523
1/31/2024	$24,478	$28,160	$17,805
2/29/2024	$26,338	$29,685	$18,912
3/31/2024	$27,008	$30,642	$19,390
4/30/2024	$25,371	$29,294	$17,884
5/31/2024	$26,933	$30,678	$18,790
6/30/2024	$26,784	$31,628	$18,367
7/31/2024	$29,240	$32,216	$20,547
8/31/2024	$29,463	$32,917	$19,983
9/30/2024	$29,612	$33,598	$19,889
10/31/2024	$29,165	$33,351	$20,025
11/30/2024	$33,406	$35,570	$22,356
12/31/2024	$31,323	$34,483	$21,061
1/31/2025	$31,769	$35,571	$21,089
2/28/2025	$29,909	$34,890	$19,937
3/31/2025	$28,198	$32,854	$18,031
4/30/2025	$27,975	$32,634	$17,947
5/31/2025	$29,984	$34,703	$19,376
6/30/2025	$31,025	$36,466	$20,829
7/31/2025	$31,248	$37,269	$21,262
8/31/2025	$33,406	$38,131	$23,230
9/30/2025	$34,224	$39,447	$24,376

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	15.58%	11.89%	13.09%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 352,842,849
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,978,463
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$352,842,849
# of Portfolio Holdings	63
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$4,978,463

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	5.7%
Regional Banks	5.6%
Construction & Engineering	5.5%
Packaged Foods & Meats	5.0%
Investment Banking & Brokerage	4.5%
Electronic Equipment & Instruments	4.4%
Aerospace & Defense	4.2%
Property & Casualty Insurance	4.1%
Semiconductor Materials & Equipment	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Red Violet, Inc.	3.3%
Digi International, Inc.	2.7%
Standex International Corp.	2.6%
Bel Fuse, Inc., Class B	2.6%
Champion Homes, Inc.	2.5%
Veeco Instruments, Inc.	2.5%
EZCORP, Inc., Class A	2.5%
JDC Group AG	2.5%
TAT Technologies Ltd.	2.4%
Climb Global Solutions, Inc.	2.4%

Material Fund Change [Text Block]
C000002505
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WAAEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.14%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, consumer-staples and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and our lack of exposure to the communication-services sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,483	$10,790	$10,567	$10,563
11/30/2015	$10,909	$10,850	$10,955	$10,907
12/31/2015	$10,614	$10,627	$10,432	$10,359
1/31/2016	$9,591	$10,027	$9,302	$9,448
2/29/2016	$9,390	$10,024	$9,236	$9,448
3/31/2016	$10,151	$10,730	$9,943	$10,202
4/30/2016	$10,207	$10,796	$10,043	$10,362
5/31/2016	$10,369	$10,990	$10,313	$10,596
6/30/2016	$10,297	$11,012	$10,266	$10,589
7/31/2016	$10,986	$11,449	$10,937	$11,221
8/31/2016	$10,966	$11,478	$11,053	$11,420
9/30/2016	$11,187	$11,496	$11,212	$11,547
10/31/2016	$10,863	$11,248	$10,516	$10,998
11/30/2016	$11,313	$11,751	$11,456	$12,224
12/31/2016	$11,125	$11,980	$11,613	$12,567
1/31/2017	$11,539	$12,206	$11,801	$12,616
2/28/2017	$11,597	$12,660	$12,091	$12,860
3/31/2017	$11,720	$12,668	$12,234	$12,877
4/30/2017	$12,014	$12,803	$12,459	$13,018
5/31/2017	$12,112	$12,934	$12,346	$12,753
6/30/2017	$12,218	$13,050	$12,771	$13,194
7/31/2017	$12,269	$13,296	$12,879	$13,292
8/31/2017	$12,269	$13,322	$12,864	$13,123
9/30/2017	$12,786	$13,647	$13,565	$13,942
10/31/2017	$12,943	$13,945	$13,775	$14,061
11/30/2017	$13,505	$14,368	$14,170	$14,466
12/31/2017	$13,542	$14,512	$14,187	$14,407
1/31/2018	$14,282	$15,277	$14,740	$14,784
2/28/2018	$14,361	$14,714	$14,320	$14,211
3/31/2018	$14,607	$14,418	$14,513	$14,395
4/30/2018	$14,357	$14,473	$14,527	$14,520
5/31/2018	$15,216	$14,882	$15,442	$15,401
6/30/2018	$15,625	$14,979	$15,563	$15,511
7/31/2018	$15,916	$15,476	$15,830	$15,782
8/31/2018	$17,668	$16,020	$16,816	$16,462
9/30/2018	$17,271	$16,046	$16,422	$16,066
10/31/2018	$15,454	$14,865	$14,344	$14,321
11/30/2018	$16,000	$15,162	$14,569	$14,549
12/31/2018	$14,016	$13,751	$12,866	$12,821
1/31/2019	$15,775	$14,931	$14,352	$14,263
2/28/2019	$16,893	$15,457	$15,279	$15,004
3/31/2019	$16,888	$15,682	$15,072	$14,690
4/30/2019	$17,827	$16,309	$15,531	$15,189
5/31/2019	$17,338	$15,253	$14,379	$14,008
6/30/2019	$18,377	$16,325	$15,486	$14,998
7/31/2019	$18,687	$16,567	$15,638	$15,084
8/31/2019	$18,132	$16,229	$14,963	$14,340
9/30/2019	$17,560	$16,514	$14,840	$14,638
10/31/2019	$17,678	$16,870	$15,262	$15,024
11/30/2019	$18,962	$17,511	$16,161	$15,642
12/31/2019	$19,643	$18,017	$16,531	$16,093
1/31/2020	$19,919	$17,997	$16,349	$15,577
2/29/2020	$18,866	$16,524	$15,169	$14,266
3/31/2020	$15,017	$14,251	$12,272	$11,166
4/30/2020	$17,641	$16,139	$14,100	$12,700
5/31/2020	$20,030	$17,002	$15,432	$13,526
6/30/2020	$21,093	$17,390	$16,025	$14,004
7/31/2020	$22,303	$18,378	$16,576	$14,392
8/31/2020	$23,918	$19,709	$17,548	$15,203
9/30/2020	$23,401	$18,992	$17,172	$14,695
10/31/2020	$23,918	$18,582	$17,303	$15,003
11/30/2020	$27,762	$20,842	$20,354	$17,768
12/31/2020	$30,344	$21,780	$22,256	$19,305
1/31/2021	$30,488	$21,683	$23,329	$20,277
2/28/2021	$32,651	$22,361	$24,100	$21,541
3/31/2021	$31,583	$23,162	$23,341	$21,757
4/30/2021	$33,393	$24,356	$23,850	$22,214
5/31/2021	$32,229	$24,467	$23,169	$22,260
6/30/2021	$33,579	$25,071	$24,256	$22,691
7/31/2021	$34,060	$25,495	$23,372	$21,871
8/31/2021	$34,428	$26,222	$23,797	$22,361
9/30/2021	$33,345	$25,045	$22,885	$21,701
10/31/2021	$35,501	$26,739	$23,956	$22,625
11/30/2021	$32,613	$26,332	$22,786	$21,682
12/31/2021	$32,870	$27,369	$22,887	$22,166
1/31/2022	$27,634	$25,759	$19,820	$20,032
2/28/2022	$27,016	$25,110	$19,906	$20,246
3/31/2022	$26,897	$25,924	$19,997	$20,498
4/30/2022	$23,411	$23,598	$17,544	$18,466
5/31/2022	$22,122	$23,566	$17,212	$18,494
6/30/2022	$20,155	$21,595	$16,147	$16,973
7/31/2022	$22,003	$23,621	$17,955	$18,745
8/31/2022	$21,359	$22,739	$17,786	$18,362
9/30/2022	$19,201	$20,630	$16,186	$16,602
10/31/2022	$20,484	$22,322	$17,722	$18,430
11/30/2022	$20,819	$23,487	$18,011	$18,860
12/31/2022	$19,635	$22,112	$16,855	$17,636
1/31/2023	$22,207	$23,635	$18,531	$19,355
2/28/2023	$21,517	$23,083	$18,331	$19,028
3/31/2023	$21,102	$23,700	$17,878	$18,119
4/30/2023	$20,852	$23,952	$17,671	$17,793
5/31/2023	$20,273	$24,046	$17,674	$17,629
6/30/2023	$22,385	$25,688	$19,139	$19,062
7/31/2023	$23,529	$26,608	$20,034	$20,228
8/31/2023	$22,839	$26,095	$18,991	$19,216
9/30/2023	$21,240	$24,852	$17,738	$18,085
10/31/2023	$19,339	$24,193	$16,370	$16,851
11/30/2023	$21,339	$26,449	$17,861	$18,377
12/31/2023	$23,806	$27,852	$20,000	$20,622
1/31/2024	$23,128	$28,160	$19,358	$19,820
2/29/2024	$24,463	$29,685	$20,931	$20,940
3/31/2024	$24,766	$30,642	$21,516	$21,690
4/30/2024	$23,016	$29,294	$19,859	$20,163
5/31/2024	$23,694	$30,678	$20,923	$21,175
6/30/2024	$23,812	$31,628	$20,888	$20,979
7/31/2024	$24,871	$32,216	$22,598	$23,111
8/31/2024	$25,371	$32,917	$22,348	$22,765
9/30/2024	$26,062	$33,598	$22,645	$22,924
10/31/2024	$26,049	$33,351	$22,344	$22,593
11/30/2024	$29,325	$35,570	$25,084	$25,072
12/31/2024	$27,496	$34,483	$23,030	$23,001
1/31/2025	$28,805	$35,571	$23,759	$23,604
2/28/2025	$26,200	$34,890	$22,150	$22,342
3/31/2025	$23,792	$32,854	$20,470	$20,821
4/30/2025	$23,806	$32,634	$20,339	$20,340
5/31/2025	$25,680	$34,703	$21,645	$21,426
6/30/2025	$26,608	$36,466	$22,920	$22,590
7/31/2025	$25,996	$37,269	$23,310	$22,982
8/31/2025	$26,082	$38,131	$24,689	$24,624
9/30/2025	$25,621	$39,447	$25,715	$25,391

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(1.69%)	1.83%	9.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,724,930,498
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 19,756,436
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,724,930,498
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$19,756,436

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	10.1%
Semiconductor Materials & Equipment	7.2%
Broadline Retail	5.0%
Construction & Engineering	4.8%
Health Care Facilities	4.7%
Industrial Machinery & Supplies & Components	4.5%
Electronic Manufacturing Services	4.3%
Transaction & Payment Processing Services	4.3%
Systems Software	4.2%
Managed Health Care	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Preferred Stocks	0.8%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.7%
Nova Ltd.	4.5%
RBC Bearings, Inc.	4.5%
Fabrinet	4.3%
HealthEquity, Inc.	4.2%
Medpace Holdings, Inc.	4.0%
Ollie's Bargain Outlet Holdings, Inc.	3.7%
JFrog Ltd.	3.5%
Construction Partners, Inc., Class A	3.4%
SiteOne Landscape Supply, Inc.	3.2%

Material Fund Change [Text Block]
C000166038
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WIAEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, consumer-staples and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and our lack of exposure to the communication-services sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,483	$10,790	$10,567	$10,563
11/30/2015	$10,909	$10,850	$10,955	$10,907
12/31/2015	$10,614	$10,627	$10,432	$10,359
1/31/2016	$9,591	$10,027	$9,302	$9,448
2/29/2016	$9,390	$10,024	$9,236	$9,448
3/31/2016	$10,151	$10,730	$9,943	$10,202
4/30/2016	$10,210	$10,796	$10,043	$10,362
5/31/2016	$10,375	$10,990	$10,313	$10,596
6/30/2016	$10,305	$11,012	$10,266	$10,589
7/31/2016	$10,997	$11,449	$10,937	$11,221
8/31/2016	$10,981	$11,478	$11,053	$11,420
9/30/2016	$11,202	$11,496	$11,212	$11,547
10/31/2016	$10,881	$11,248	$10,516	$10,998
11/30/2016	$11,333	$11,751	$11,456	$12,224
12/31/2016	$11,148	$11,980	$11,613	$12,567
1/31/2017	$11,567	$12,206	$11,801	$12,616
2/28/2017	$11,626	$12,660	$12,091	$12,860
3/31/2017	$11,752	$12,668	$12,234	$12,877
4/30/2017	$12,048	$12,803	$12,459	$13,018
5/31/2017	$12,149	$12,934	$12,346	$12,753
6/30/2017	$12,255	$13,050	$12,771	$13,194
7/31/2017	$12,308	$13,296	$12,879	$13,292
8/31/2017	$12,311	$13,322	$12,864	$13,123
9/30/2017	$12,831	$13,647	$13,565	$13,942
10/31/2017	$12,990	$13,945	$13,775	$14,061
11/30/2017	$13,558	$14,368	$14,170	$14,466
12/31/2017	$13,596	$14,512	$14,187	$14,407
1/31/2018	$14,342	$15,277	$14,740	$14,784
2/28/2018	$14,423	$14,714	$14,320	$14,211
3/31/2018	$14,673	$14,418	$14,513	$14,395
4/30/2018	$14,420	$14,473	$14,527	$14,520
5/31/2018	$15,287	$14,882	$15,442	$15,401
6/30/2018	$15,699	$14,979	$15,563	$15,511
7/31/2018	$15,993	$15,476	$15,830	$15,782
8/31/2018	$17,756	$16,020	$16,816	$16,462
9/30/2018	$17,357	$16,046	$16,422	$16,066
10/31/2018	$15,531	$14,865	$14,344	$14,321
11/30/2018	$16,083	$15,162	$14,569	$14,549
12/31/2018	$14,087	$13,751	$12,866	$12,821
1/31/2019	$15,858	$14,931	$14,352	$14,263
2/28/2019	$16,986	$15,457	$15,279	$15,004
3/31/2019	$16,986	$15,682	$15,072	$14,690
4/30/2019	$17,930	$16,309	$15,531	$15,189
5/31/2019	$17,438	$15,253	$14,379	$14,008
6/30/2019	$18,487	$16,325	$15,486	$14,998
7/31/2019	$18,800	$16,567	$15,638	$15,084
8/31/2019	$18,243	$16,229	$14,963	$14,340
9/30/2019	$17,669	$16,514	$14,840	$14,638
10/31/2019	$17,786	$16,870	$15,262	$15,024
11/30/2019	$19,083	$17,511	$16,161	$15,642
12/31/2019	$19,767	$18,017	$16,531	$16,093
1/31/2020	$20,052	$17,997	$16,349	$15,577
2/29/2020	$18,993	$16,524	$15,169	$14,266
3/31/2020	$15,121	$14,251	$12,272	$11,166
4/30/2020	$17,759	$16,139	$14,100	$12,700
5/31/2020	$20,167	$17,002	$15,432	$13,526
6/30/2020	$21,241	$17,390	$16,025	$14,004
7/31/2020	$22,459	$18,378	$16,576	$14,392
8/31/2020	$24,093	$19,709	$17,548	$15,203
9/30/2020	$23,568	$18,992	$17,172	$14,695
10/31/2020	$24,093	$18,582	$17,303	$15,003
11/30/2020	$27,969	$20,842	$20,354	$17,768
12/31/2020	$30,571	$21,780	$22,256	$19,305
1/31/2021	$30,714	$21,683	$23,329	$20,277
2/28/2021	$32,897	$22,361	$24,100	$21,541
3/31/2021	$31,824	$23,162	$23,341	$21,757
4/30/2021	$33,651	$24,356	$23,850	$22,214
5/31/2021	$32,483	$24,467	$23,169	$22,260
6/30/2021	$33,842	$25,071	$24,256	$22,691
7/31/2021	$34,331	$25,495	$23,372	$21,871
8/31/2021	$34,698	$26,222	$23,797	$22,361
9/30/2021	$33,614	$25,045	$22,885	$21,701
10/31/2021	$35,786	$26,739	$23,956	$22,625
11/30/2021	$32,876	$26,332	$22,786	$21,682
12/31/2021	$33,137	$27,369	$22,887	$22,166
1/31/2022	$27,859	$25,759	$19,820	$20,032
2/28/2022	$27,239	$25,110	$19,906	$20,246
3/31/2022	$27,128	$25,924	$19,997	$20,498
4/30/2022	$23,612	$23,598	$17,544	$18,466
5/31/2022	$22,313	$23,566	$17,212	$18,494
6/30/2022	$20,336	$21,595	$16,147	$16,973
7/31/2022	$22,196	$23,621	$17,955	$18,745
8/31/2022	$21,557	$22,739	$17,786	$18,362
9/30/2022	$19,377	$20,630	$16,186	$16,602
10/31/2022	$20,669	$22,322	$17,722	$18,430
11/30/2022	$21,009	$23,487	$18,011	$18,860
12/31/2022	$19,821	$22,112	$16,855	$17,636
1/31/2023	$22,418	$23,635	$18,531	$19,355
2/28/2023	$21,720	$23,083	$18,331	$19,028
3/31/2023	$21,309	$23,700	$17,878	$18,119
4/30/2023	$21,054	$23,952	$17,671	$17,793
5/31/2023	$20,474	$24,046	$17,674	$17,629
6/30/2023	$22,607	$25,688	$19,139	$19,062
7/31/2023	$23,762	$26,608	$20,034	$20,228
8/31/2023	$23,064	$26,095	$18,991	$19,216
9/30/2023	$21,452	$24,852	$17,738	$18,085
10/31/2023	$19,534	$24,193	$16,370	$16,851
11/30/2023	$21,557	$26,449	$17,861	$18,377
12/31/2023	$24,049	$27,852	$20,000	$20,622
1/31/2024	$23,364	$28,160	$19,358	$19,820
2/29/2024	$24,721	$29,685	$20,931	$20,940
3/31/2024	$25,028	$30,642	$21,516	$21,690
4/30/2024	$23,259	$29,294	$19,859	$20,163
5/31/2024	$23,951	$30,678	$20,923	$21,175
6/30/2024	$24,068	$31,628	$20,888	$20,979
7/31/2024	$25,145	$32,216	$22,598	$23,111
8/31/2024	$25,647	$32,917	$22,348	$22,765
9/30/2024	$26,345	$33,598	$22,645	$22,924
10/31/2024	$26,339	$33,351	$22,344	$22,593
11/30/2024	$29,647	$35,570	$25,084	$25,072
12/31/2024	$27,807	$34,483	$23,030	$23,001
1/31/2025	$29,131	$35,571	$23,759	$23,604
2/28/2025	$26,502	$34,890	$22,150	$22,342
3/31/2025	$24,068	$32,854	$20,470	$20,821
4/30/2025	$24,081	$32,634	$20,339	$20,340
5/31/2025	$25,987	$34,703	$21,645	$21,426
6/30/2025	$26,920	$36,466	$22,920	$22,590
7/31/2025	$26,306	$37,269	$23,310	$22,982
8/31/2025	$26,391	$38,131	$24,689	$24,624
9/30/2025	$25,928	$39,447	$25,715	$25,391

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(1.59%)	1.93%	10.00%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,724,930,498
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 19,756,436
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,724,930,498
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$19,756,436

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	10.1%
Semiconductor Materials & Equipment	7.2%
Broadline Retail	5.0%
Construction & Engineering	4.8%
Health Care Facilities	4.7%
Industrial Machinery & Supplies & Components	4.5%
Electronic Manufacturing Services	4.3%
Transaction & Payment Processing Services	4.3%
Systems Software	4.2%
Managed Health Care	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Preferred Stocks	0.8%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.7%
Nova Ltd.	4.5%
RBC Bearings, Inc.	4.5%
Fabrinet	4.3%
HealthEquity, Inc.	4.2%
Medpace Holdings, Inc.	4.0%
Ollie's Bargain Outlet Holdings, Inc.	3.7%
JFrog Ltd.	3.5%
Construction Partners, Inc., Class A	3.4%
SiteOne Landscape Supply, Inc.	3.2%

Material Fund Change [Text Block]
C000002496
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WMCVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

The market rebound was characterized by strength in companies on the lower end of the quality range, including those with weaker balance sheets and no current earnings. Speculative stocks, in particular, performed well in this time. This was a headwind for our investment process, which focuses on companies we believe are higher quality, and was a key factor that led to our underperformance of the benchmark.

During the period, the Fund’s stock selection in the industrials, information-technology and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care and energy sectors contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell 2000® Value Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,171	$10,790	$10,560	$10,563
11/30/2015	$10,529	$10,850	$10,860	$10,907
12/31/2015	$10,154	$10,627	$10,288	$10,359
1/31/2016	$9,296	$10,027	$9,596	$9,448
2/29/2016	$9,348	$10,024	$9,662	$9,448
3/31/2016	$9,914	$10,730	$10,463	$10,202
4/30/2016	$10,120	$10,796	$10,684	$10,362
5/31/2016	$10,223	$10,990	$10,880	$10,596
6/30/2016	$10,325	$11,012	$10,913	$10,589
7/31/2016	$10,909	$11,449	$11,502	$11,221
8/31/2016	$11,217	$11,478	$11,788	$11,420
9/30/2016	$11,337	$11,496	$11,881	$11,547
10/31/2016	$10,960	$11,248	$11,490	$10,998
11/30/2016	$11,835	$11,751	$13,016	$12,224
12/31/2016	$12,169	$11,980	$13,553	$12,567
1/31/2017	$12,186	$12,206	$13,456	$12,616
2/28/2017	$12,272	$12,660	$13,651	$12,860
3/31/2017	$12,461	$12,668	$13,535	$12,877
4/30/2017	$12,427	$12,803	$13,589	$13,018
5/31/2017	$12,392	$12,934	$13,165	$12,753
6/30/2017	$12,856	$13,050	$13,626	$13,194
7/31/2017	$12,959	$13,296	$13,712	$13,292
8/31/2017	$12,804	$13,322	$13,375	$13,123
9/30/2017	$13,628	$13,647	$14,322	$13,942
10/31/2017	$13,748	$13,945	$14,341	$14,061
11/30/2017	$14,418	$14,368	$14,756	$14,466
12/31/2017	$14,549	$14,512	$14,615	$14,407
1/31/2018	$14,878	$15,277	$14,795	$14,784
2/28/2018	$14,274	$14,714	$14,056	$14,211
3/31/2018	$14,219	$14,418	$14,229	$14,395
4/30/2018	$14,329	$14,473	$14,476	$14,520
5/31/2018	$15,043	$14,882	$15,318	$15,401
6/30/2018	$15,207	$14,979	$15,411	$15,511
7/31/2018	$15,336	$15,476	$15,683	$15,782
8/31/2018	$16,013	$16,020	$16,057	$16,462
9/30/2018	$15,610	$16,046	$15,658	$16,066
10/31/2018	$14,512	$14,865	$14,256	$14,321
11/30/2018	$14,933	$15,162	$14,486	$14,549
12/31/2018	$13,174	$13,751	$12,735	$12,821
1/31/2019	$14,551	$14,931	$14,128	$14,263
2/28/2019	$15,090	$15,457	$14,677	$15,004
3/31/2019	$14,711	$15,682	$14,254	$14,690
4/30/2019	$15,569	$16,309	$14,793	$15,189
5/31/2019	$14,431	$15,253	$13,585	$14,008
6/30/2019	$15,469	$16,325	$14,450	$14,998
7/31/2019	$15,589	$16,567	$14,473	$15,084
8/31/2019	$14,890	$16,229	$13,666	$14,340
9/30/2019	$15,190	$16,514	$14,367	$14,638
10/31/2019	$15,409	$16,870	$14,715	$15,024
11/30/2019	$15,908	$17,511	$15,060	$15,642
12/31/2019	$16,286	$18,017	$15,587	$16,093
1/31/2020	$15,680	$17,997	$14,746	$15,577
2/29/2020	$14,026	$16,524	$13,313	$14,266
3/31/2020	$10,272	$14,251	$10,029	$11,166
4/30/2020	$11,846	$16,139	$11,266	$12,700
5/31/2020	$13,097	$17,002	$11,589	$13,526
6/30/2020	$13,501	$17,390	$11,925	$14,004
7/31/2020	$14,227	$18,378	$12,171	$14,392
8/31/2020	$14,853	$19,709	$12,826	$15,203
9/30/2020	$14,106	$18,992	$12,229	$14,695
10/31/2020	$14,470	$18,582	$12,667	$15,003
11/30/2020	$17,012	$20,842	$15,112	$17,768
12/31/2020	$18,324	$21,780	$16,309	$19,305
1/31/2021	$18,970	$21,683	$17,167	$20,277
2/28/2021	$20,665	$22,361	$18,780	$21,541
3/31/2021	$21,149	$23,162	$19,762	$21,757
4/30/2021	$21,694	$24,356	$20,161	$22,214
5/31/2021	$22,280	$24,467	$20,789	$22,260
6/30/2021	$22,300	$25,071	$20,663	$22,691
7/31/2021	$21,957	$25,495	$19,923	$21,871
8/31/2021	$22,098	$26,222	$20,457	$22,361
9/30/2021	$21,553	$25,045	$20,047	$21,701
10/31/2021	$22,602	$26,739	$20,811	$22,625
11/30/2021	$22,199	$26,332	$20,100	$21,682
12/31/2021	$22,975	$27,369	$20,920	$22,166
1/31/2022	$21,251	$25,759	$19,700	$20,032
2/28/2022	$20,880	$25,110	$20,026	$20,246
3/31/2022	$20,706	$25,924	$20,418	$20,498
4/30/2022	$19,026	$23,598	$18,834	$18,466
5/31/2022	$19,353	$23,566	$19,195	$18,494
6/30/2022	$17,302	$21,595	$17,299	$16,973
7/31/2022	$19,288	$23,621	$18,974	$18,745
8/31/2022	$18,393	$22,739	$18,374	$18,362
9/30/2022	$16,342	$20,630	$16,501	$16,602
10/31/2022	$18,306	$22,322	$18,579	$18,430
11/30/2022	$19,462	$23,487	$19,146	$18,860
12/31/2022	$18,022	$22,112	$17,890	$17,636
1/31/2023	$20,345	$23,635	$19,597	$19,355
2/28/2023	$19,809	$23,083	$19,146	$19,028
3/31/2023	$19,027	$23,700	$17,773	$18,119
4/30/2023	$18,826	$23,952	$17,329	$17,793
5/31/2023	$18,156	$24,046	$16,989	$17,629
6/30/2023	$20,367	$25,688	$18,338	$19,062
7/31/2023	$21,774	$26,608	$19,722	$20,228
8/31/2023	$21,506	$26,095	$18,773	$19,216
9/30/2023	$20,412	$24,852	$17,795	$18,085
10/31/2023	$19,094	$24,193	$16,734	$16,851
11/30/2023	$20,791	$26,449	$18,240	$18,377
12/31/2023	$23,720	$27,852	$20,510	$20,622
1/31/2024	$23,095	$28,160	$19,579	$19,820
2/29/2024	$24,693	$29,685	$20,219	$20,940
3/31/2024	$25,319	$30,642	$21,105	$21,690
4/30/2024	$23,419	$29,294	$19,761	$20,163
5/31/2024	$25,110	$30,678	$20,685	$21,175
6/30/2024	$25,064	$31,628	$20,336	$20,979
7/31/2024	$27,311	$32,216	$22,815	$23,111
8/31/2024	$26,801	$32,917	$22,386	$22,765
9/30/2024	$27,172	$33,598	$22,401	$22,924
10/31/2024	$26,430	$33,351	$22,050	$22,593
11/30/2024	$29,048	$35,570	$24,177	$25,072
12/31/2024	$26,525	$34,483	$22,163	$23,001
1/31/2025	$27,304	$35,571	$22,618	$23,604
2/28/2025	$25,719	$34,890	$21,752	$22,342
3/31/2025	$23,972	$32,854	$20,447	$20,821
4/30/2025	$22,897	$32,634	$19,625	$20,340
5/31/2025	$24,375	$34,703	$20,450	$21,426
6/30/2025	$25,343	$36,466	$21,462	$22,590
7/31/2025	$25,584	$37,269	$21,841	$22,982
8/31/2025	$26,713	$38,131	$23,691	$24,624
9/30/2025	$26,579	$39,447	$24,167	$25,391

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(2.18%)	13.51%	10.27%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,603,657,720
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 15,802,897
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,603,657,720
# of Portfolio Holdings	58
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$15,802,897

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Regional Banks	8.4%
Industrial Machinery & Supplies & Components	7.4%
Semiconductor Materials & Equipment	4.9%
Electronic Manufacturing Services	4.7%
Asset Management & Custody Banks	4.4%
Building Products	4.2%
Education Services	3.8%
Transaction & Payment Processing Services	3.4%
Health Care Facilities	2.8%
Life Sciences Tools & Services	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	2.8%
Medpace Holdings, Inc.	2.8%
Bank OZK	2.8%
Camtek Ltd.	2.5%
Nova Ltd.	2.4%
Vita Coco Co., Inc.	2.4%
Granite Construction, Inc.	2.3%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Hawkins, Inc.	2.2%
Standex International Corp.	2.2%

Material Fund Change [Text Block]
C000110017
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WICVX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

The market rebound was characterized by strength in companies on the lower end of the quality range, including those with weaker balance sheets and no current earnings. Speculative stocks, in particular, performed well in this time. This was a headwind for our investment process, which focuses on companies we believe are higher quality, and was a key factor that led to our underperformance of the benchmark.

During the period, the Fund’s stock selection in the industrials, information-technology and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care and energy sectors contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Value Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,170	$10,790	$10,560	$10,563
11/30/2015	$10,526	$10,850	$10,860	$10,907
12/31/2015	$10,159	$10,627	$10,288	$10,359
1/31/2016	$9,288	$10,027	$9,596	$9,448
2/29/2016	$9,340	$10,024	$9,662	$9,448
3/31/2016	$9,920	$10,730	$10,463	$10,202
4/30/2016	$10,125	$10,796	$10,684	$10,362
5/31/2016	$10,228	$10,990	$10,880	$10,596
6/30/2016	$10,330	$11,012	$10,913	$10,589
7/31/2016	$10,911	$11,449	$11,502	$11,221
8/31/2016	$11,235	$11,478	$11,788	$11,420
9/30/2016	$11,354	$11,496	$11,881	$11,547
10/31/2016	$10,979	$11,248	$11,490	$10,998
11/30/2016	$11,850	$11,751	$13,016	$12,224
12/31/2016	$12,185	$11,980	$13,553	$12,567
1/31/2017	$12,219	$12,206	$13,456	$12,616
2/28/2017	$12,288	$12,660	$13,651	$12,860
3/31/2017	$12,476	$12,668	$13,535	$12,877
4/30/2017	$12,442	$12,803	$13,589	$13,018
5/31/2017	$12,424	$12,934	$13,165	$12,753
6/30/2017	$12,869	$13,050	$13,626	$13,194
7/31/2017	$12,989	$13,296	$13,712	$13,292
8/31/2017	$12,835	$13,322	$13,375	$13,123
9/30/2017	$13,657	$13,647	$14,322	$13,942
10/31/2017	$13,794	$13,945	$14,341	$14,061
11/30/2017	$14,461	$14,368	$14,756	$14,466
12/31/2017	$14,598	$14,512	$14,615	$14,407
1/31/2018	$14,927	$15,277	$14,795	$14,784
2/28/2018	$14,305	$14,714	$14,056	$14,211
3/31/2018	$14,269	$14,418	$14,229	$14,395
4/30/2018	$14,379	$14,473	$14,476	$14,520
5/31/2018	$15,091	$14,882	$15,318	$15,401
6/30/2018	$15,255	$14,979	$15,411	$15,511
7/31/2018	$15,402	$15,476	$15,683	$15,782
8/31/2018	$16,078	$16,020	$16,057	$16,462
9/30/2018	$15,676	$16,046	$15,658	$16,066
10/31/2018	$14,579	$14,865	$14,256	$14,321
11/30/2018	$15,000	$15,162	$14,486	$14,549
12/31/2018	$13,225	$13,751	$12,735	$12,821
1/31/2019	$14,619	$14,931	$14,128	$14,263
2/28/2019	$15,157	$15,457	$14,677	$15,004
3/31/2019	$14,779	$15,682	$14,254	$14,690
4/30/2019	$15,655	$16,309	$14,793	$15,189
5/31/2019	$14,500	$15,253	$13,585	$14,008
6/30/2019	$15,536	$16,325	$14,450	$14,998
7/31/2019	$15,675	$16,567	$14,473	$15,084
8/31/2019	$14,978	$16,229	$13,666	$14,340
9/30/2019	$15,277	$16,514	$14,367	$14,638
10/31/2019	$15,496	$16,870	$14,715	$15,024
11/30/2019	$16,014	$17,511	$15,060	$15,642
12/31/2019	$16,375	$18,017	$15,587	$16,093
1/31/2020	$15,770	$17,997	$14,746	$15,577
2/29/2020	$14,116	$16,524	$13,313	$14,266
3/31/2020	$10,345	$14,251	$10,029	$11,166
4/30/2020	$11,918	$16,139	$11,266	$12,700
5/31/2020	$13,189	$17,002	$11,589	$13,526
6/30/2020	$13,592	$17,390	$11,925	$14,004
7/31/2020	$14,318	$18,378	$12,171	$14,392
8/31/2020	$14,963	$19,709	$12,826	$15,203
9/30/2020	$14,217	$18,992	$12,229	$14,695
10/31/2020	$14,560	$18,582	$12,667	$15,003
11/30/2020	$17,141	$20,842	$15,112	$17,768
12/31/2020	$18,452	$21,780	$16,309	$19,305
1/31/2021	$19,117	$21,683	$17,167	$20,277
2/28/2021	$20,811	$22,361	$18,780	$21,541
3/31/2021	$21,315	$23,162	$19,762	$21,757
4/30/2021	$21,860	$24,356	$20,161	$22,214
5/31/2021	$22,445	$24,467	$20,789	$22,260
6/30/2021	$22,485	$25,071	$20,663	$22,691
7/31/2021	$22,142	$25,495	$19,923	$21,871
8/31/2021	$22,263	$26,222	$20,457	$22,361
9/30/2021	$21,739	$25,045	$20,047	$21,701
10/31/2021	$22,808	$26,739	$20,811	$22,625
11/30/2021	$22,384	$26,332	$20,100	$21,682
12/31/2021	$23,162	$27,369	$20,920	$22,166
1/31/2022	$21,417	$25,759	$19,700	$20,032
2/28/2022	$21,069	$25,110	$20,026	$20,246
3/31/2022	$20,894	$25,924	$20,418	$20,498
4/30/2022	$19,193	$23,598	$18,834	$18,466
5/31/2022	$19,520	$23,566	$19,195	$18,494
6/30/2022	$17,470	$21,595	$17,299	$16,973
7/31/2022	$19,476	$23,621	$18,974	$18,745
8/31/2022	$18,560	$22,739	$18,374	$18,362
9/30/2022	$16,488	$20,630	$16,501	$16,602
10/31/2022	$18,473	$22,322	$18,579	$18,430
11/30/2022	$19,651	$23,487	$19,146	$18,860
12/31/2022	$18,190	$22,112	$17,890	$17,636
1/31/2023	$20,533	$23,635	$19,597	$19,355
2/28/2023	$19,997	$23,083	$19,146	$19,028
3/31/2023	$19,216	$23,700	$17,773	$18,119
4/30/2023	$19,015	$23,952	$17,329	$17,793
5/31/2023	$18,324	$24,046	$16,989	$17,629
6/30/2023	$20,578	$25,688	$18,338	$19,062
7/31/2023	$22,006	$26,608	$19,722	$20,228
8/31/2023	$21,738	$26,095	$18,773	$19,216
9/30/2023	$20,622	$24,852	$17,795	$18,085
10/31/2023	$19,306	$24,193	$16,734	$16,851
11/30/2023	$21,024	$26,449	$18,240	$18,377
12/31/2023	$23,973	$27,852	$20,510	$20,622
1/31/2024	$23,325	$28,160	$19,579	$19,820
2/29/2024	$24,945	$29,685	$20,219	$20,940
3/31/2024	$25,593	$30,642	$21,105	$21,690
4/30/2024	$23,673	$29,294	$19,761	$20,163
5/31/2024	$25,385	$30,678	$20,685	$21,175
6/30/2024	$25,315	$31,628	$20,336	$20,979
7/31/2024	$27,606	$32,216	$22,815	$23,111
8/31/2024	$27,097	$32,917	$22,386	$22,765
9/30/2024	$27,468	$33,598	$22,401	$22,924
10/31/2024	$26,727	$33,351	$22,050	$22,593
11/30/2024	$29,365	$35,570	$24,177	$25,072
12/31/2024	$26,829	$34,483	$22,163	$23,001
1/31/2025	$27,607	$35,571	$22,618	$23,604
2/28/2025	$26,024	$34,890	$21,752	$22,342
3/31/2025	$24,253	$32,854	$20,447	$20,821
4/30/2025	$23,153	$32,634	$19,625	$20,340
5/31/2025	$24,682	$34,703	$20,450	$21,426
6/30/2025	$25,648	$36,466	$21,462	$22,590
7/31/2025	$25,917	$37,269	$21,841	$22,982
8/31/2025	$27,043	$38,131	$23,691	$24,624
9/30/2025	$26,909	$39,447	$24,167	$25,391

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(2.12%)	13.61%	10.41%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,603,657,720
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 15,802,897
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,603,657,720
# of Portfolio Holdings	58
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$15,802,897

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Regional Banks	8.4%
Industrial Machinery & Supplies & Components	7.4%
Semiconductor Materials & Equipment	4.9%
Electronic Manufacturing Services	4.7%
Asset Management & Custody Banks	4.4%
Building Products	4.2%
Education Services	3.8%
Transaction & Payment Processing Services	3.4%
Health Care Facilities	2.8%
Life Sciences Tools & Services	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	2.8%
Medpace Holdings, Inc.	2.8%
Bank OZK	2.8%
Camtek Ltd.	2.5%
Nova Ltd.	2.4%
Vita Coco Co., Inc.	2.4%
Granite Construction, Inc.	2.3%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Hawkins, Inc.	2.2%
Standex International Corp.	2.2%

Material Fund Change [Text Block]
C000002497
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Investor Class
Trading Symbol	WAMCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.20%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. One of the largest sources of underperformance was our stock selection in the industrials sector. Stock selection in the consumer-staples sector also detracted from performance. Specifically, we owned a pet food company and a company making nutritional shakes whose setbacks during the year weighed heavily on performance.

Stock selection in the health-care sector also detracted from relative performance. Several of our biotechnology stocks suffered steep losses due to company-specific setbacks. However, we continue to like the innovation taking place among many of our biotech companies. We were disappointed with performance during the period but continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell 2000® Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,493	$10,790	$10,567
11/30/2015	$11,168	$10,850	$10,955
12/31/2015	$10,855	$10,627	$10,432
1/31/2016	$9,436	$10,027	$9,302
2/29/2016	$9,152	$10,024	$9,236
3/31/2016	$10,022	$10,730	$9,943
4/30/2016	$10,203	$10,796	$10,043
5/31/2016	$10,529	$10,990	$10,313
6/30/2016	$10,686	$11,012	$10,266
7/31/2016	$11,392	$11,449	$10,937
8/31/2016	$11,688	$11,478	$11,053
9/30/2016	$12,008	$11,496	$11,212
10/31/2016	$11,392	$11,248	$10,516
11/30/2016	$11,917	$11,751	$11,456
12/31/2016	$11,727	$11,980	$11,613
1/31/2017	$12,184	$12,206	$11,801
2/28/2017	$12,292	$12,660	$12,091
3/31/2017	$12,628	$12,668	$12,234
4/30/2017	$12,924	$12,803	$12,459
5/31/2017	$13,125	$12,934	$12,346
6/30/2017	$13,764	$13,050	$12,771
7/31/2017	$13,986	$13,296	$12,879
8/31/2017	$14,013	$13,322	$12,864
9/30/2017	$14,665	$13,647	$13,565
10/31/2017	$14,813	$13,945	$13,775
11/30/2017	$15,425	$14,368	$14,170
12/31/2017	$15,428	$14,512	$14,187
1/31/2018	$16,052	$15,277	$14,740
2/28/2018	$15,999	$14,714	$14,320
3/31/2018	$16,466	$14,418	$14,513
4/30/2018	$16,842	$14,473	$14,527
5/31/2018	$18,376	$14,882	$15,442
6/30/2018	$18,865	$14,979	$15,563
7/31/2018	$18,918	$15,476	$15,830
8/31/2018	$21,272	$16,020	$16,816
9/30/2018	$20,821	$16,046	$16,422
10/31/2018	$18,263	$14,865	$14,344
11/30/2018	$19,151	$15,162	$14,569
12/31/2018	$17,057	$13,751	$12,866
1/31/2019	$19,062	$14,931	$14,352
2/28/2019	$20,507	$15,457	$15,279
3/31/2019	$20,280	$15,682	$15,072
4/30/2019	$21,376	$16,309	$15,531
5/31/2019	$20,353	$15,253	$14,379
6/30/2019	$21,319	$16,325	$15,486
7/31/2019	$21,141	$16,567	$15,638
8/31/2019	$20,816	$16,229	$14,963
9/30/2019	$20,540	$16,514	$14,840
10/31/2019	$20,759	$16,870	$15,262
11/30/2019	$22,293	$17,511	$16,161
12/31/2019	$23,549	$18,017	$16,531
1/31/2020	$24,344	$17,997	$16,349
2/29/2020	$23,152	$16,524	$15,169
3/31/2020	$19,490	$14,251	$12,272
4/30/2020	$23,905	$16,139	$14,100
5/31/2020	$27,575	$17,002	$15,432
6/30/2020	$29,497	$17,390	$16,025
7/31/2020	$31,021	$18,378	$16,576
8/31/2020	$32,263	$19,709	$17,548
9/30/2020	$32,768	$18,992	$17,172
10/31/2020	$32,628	$18,582	$17,303
11/30/2020	$36,695	$20,842	$20,354
12/31/2020	$40,360	$21,780	$22,256
1/31/2021	$41,631	$21,683	$23,329
2/28/2021	$44,337	$22,361	$24,100
3/31/2021	$42,254	$23,162	$23,341
4/30/2021	$44,909	$24,356	$23,850
5/31/2021	$42,715	$24,467	$23,169
6/30/2021	$44,798	$25,071	$24,256
7/31/2021	$43,927	$25,495	$23,372
8/31/2021	$45,020	$26,222	$23,797
9/30/2021	$43,500	$25,045	$22,885
10/31/2021	$45,847	$26,739	$23,956
11/30/2021	$42,562	$26,332	$22,786
12/31/2021	$42,612	$27,369	$22,887
1/31/2022	$36,062	$25,759	$19,820
2/28/2022	$36,303	$25,110	$19,906
3/31/2022	$35,502	$25,924	$19,997
4/30/2022	$30,572	$23,598	$17,544
5/31/2022	$28,932	$23,566	$17,212
6/30/2022	$26,414	$21,595	$16,147
7/31/2022	$29,087	$23,621	$17,955
8/31/2022	$28,276	$22,739	$17,786
9/30/2022	$25,363	$20,630	$16,186
10/31/2022	$26,183	$22,322	$17,722
11/30/2022	$27,234	$23,487	$18,011
12/31/2022	$25,691	$22,112	$16,855
1/31/2023	$28,643	$23,635	$18,531
2/28/2023	$27,987	$23,083	$18,331
3/31/2023	$27,456	$23,700	$17,878
4/30/2023	$26,829	$23,952	$17,671
5/31/2023	$26,964	$24,046	$17,674
6/30/2023	$28,981	$25,688	$19,139
7/31/2023	$30,457	$26,608	$20,034
8/31/2023	$28,286	$26,095	$18,991
9/30/2023	$25,604	$24,852	$17,738
10/31/2023	$23,047	$24,193	$16,370
11/30/2023	$26,337	$26,449	$17,861
12/31/2023	$30,621	$27,852	$20,000
1/31/2024	$29,723	$28,160	$19,358
2/29/2024	$32,521	$29,685	$20,931
3/31/2024	$32,502	$30,642	$21,516
4/30/2024	$29,540	$29,294	$19,859
5/31/2024	$30,563	$30,678	$20,923
6/30/2024	$30,447	$31,628	$20,888
7/31/2024	$31,981	$32,216	$22,598
8/31/2024	$32,531	$32,917	$22,348
9/30/2024	$32,839	$33,598	$22,645
10/31/2024	$33,312	$33,351	$22,344
11/30/2024	$36,515	$35,570	$25,084
12/31/2024	$33,148	$34,483	$23,030
1/31/2025	$35,116	$35,571	$23,759
2/28/2025	$32,212	$34,890	$22,150
3/31/2025	$28,238	$32,854	$20,470
4/30/2025	$27,562	$32,634	$20,339
5/31/2025	$28,739	$34,703	$21,645
6/30/2025	$29,849	$36,466	$22,920
7/31/2025	$29,463	$37,269	$23,310
8/31/2025	$29,318	$38,131	$24,689
9/30/2025	$29,550	$39,447	$25,715

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(10.02%)	(2.05%)	11.44%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 516,800,860
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 7,763,725
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$516,800,860
# of Portfolio Holdings	55
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,763,725

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	13.3%
Biotechnology	9.2%
Health Care Equipment	9.1%
Pharmaceuticals	5.4%
Systems Software	5.2%
Application Software	5.0%
Managed Health Care	4.1%
Broadline Retail	4.0%
Transaction & Payment Processing Services	3.8%
Environmental & Facilities Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.6%
Preferred Stocks	2.1%
Warrants	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.1%
Casella Waste Systems, Inc., Class A	3.5%
Nova Ltd.	3.5%
RBC Bearings, Inc.	3.4%
JFrog Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.1%
Procore Technologies, Inc.	3.0%
Fabrinet	2.7%
SiTime Corp.	2.7%
Trex Co., Inc.	2.6%

Material Fund Change [Text Block]
C000217854
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Institutional Class
Trading Symbol	WGMCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	1.05%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. One of the largest sources of underperformance was our stock selection in the industrials sector. Stock selection in the consumer-staples sector also detracted from performance. Specifically, we owned a pet food company and a company making nutritional shakes whose setbacks during the year weighed heavily on performance.

Stock selection in the health-care sector also detracted from relative performance. Several of our biotechnology stocks suffered steep losses due to company-specific setbacks. However, we continue to like the innovation taking place among many of our biotech companies. We were disappointed with performance during the period but continue to like the growth potential of the companies in our portfolio going forward.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,493	$10,790	$10,567
11/30/2015	$11,168	$10,850	$10,955
12/31/2015	$10,855	$10,627	$10,432
1/31/2016	$9,436	$10,027	$9,302
2/29/2016	$9,152	$10,024	$9,236
3/31/2016	$10,022	$10,730	$9,943
4/30/2016	$10,203	$10,796	$10,043
5/31/2016	$10,529	$10,990	$10,313
6/30/2016	$10,686	$11,012	$10,266
7/31/2016	$11,392	$11,449	$10,937
8/31/2016	$11,688	$11,478	$11,053
9/30/2016	$12,008	$11,496	$11,212
10/31/2016	$11,392	$11,248	$10,516
11/30/2016	$11,917	$11,751	$11,456
12/31/2016	$11,727	$11,980	$11,613
1/31/2017	$12,184	$12,206	$11,801
2/28/2017	$12,292	$12,660	$12,091
3/31/2017	$12,628	$12,668	$12,234
4/30/2017	$12,924	$12,803	$12,459
5/31/2017	$13,125	$12,934	$12,346
6/30/2017	$13,764	$13,050	$12,771
7/31/2017	$13,986	$13,296	$12,879
8/31/2017	$14,013	$13,322	$12,864
9/30/2017	$14,665	$13,647	$13,565
10/31/2017	$14,813	$13,945	$13,775
11/30/2017	$15,425	$14,368	$14,170
12/31/2017	$15,428	$14,512	$14,187
1/31/2018	$16,052	$15,277	$14,740
2/28/2018	$15,999	$14,714	$14,320
3/31/2018	$16,466	$14,418	$14,513
4/30/2018	$16,842	$14,473	$14,527
5/31/2018	$18,376	$14,882	$15,442
6/30/2018	$18,865	$14,979	$15,563
7/31/2018	$18,918	$15,476	$15,830
8/31/2018	$21,272	$16,020	$16,816
9/30/2018	$20,821	$16,046	$16,422
10/31/2018	$18,263	$14,865	$14,344
11/30/2018	$19,151	$15,162	$14,569
12/31/2018	$17,057	$13,751	$12,866
1/31/2019	$19,062	$14,931	$14,352
2/28/2019	$20,507	$15,457	$15,279
3/31/2019	$20,280	$15,682	$15,072
4/30/2019	$21,376	$16,309	$15,531
5/31/2019	$20,353	$15,253	$14,379
6/30/2019	$21,319	$16,325	$15,486
7/31/2019	$21,141	$16,567	$15,638
8/31/2019	$20,816	$16,229	$14,963
9/30/2019	$20,540	$16,514	$14,840
10/31/2019	$20,759	$16,870	$15,262
11/30/2019	$22,293	$17,511	$16,161
12/31/2019	$23,549	$18,017	$16,531
1/31/2020	$24,344	$17,997	$16,349
2/29/2020	$23,152	$16,524	$15,169
3/31/2020	$19,490	$14,251	$12,272
4/30/2020	$23,905	$16,139	$14,100
5/31/2020	$27,583	$17,002	$15,432
6/30/2020	$29,497	$17,390	$16,025
7/31/2020	$31,021	$18,378	$16,576
8/31/2020	$32,271	$19,709	$17,548
9/30/2020	$32,785	$18,992	$17,172
10/31/2020	$32,636	$18,582	$17,303
11/30/2020	$36,711	$20,842	$20,354
12/31/2020	$40,384	$21,780	$22,256
1/31/2021	$41,665	$21,683	$23,329
2/28/2021	$44,378	$22,361	$24,100
3/31/2021	$42,296	$23,162	$23,341
4/30/2021	$44,959	$24,356	$23,850
5/31/2021	$42,765	$24,467	$23,169
6/30/2021	$44,856	$25,071	$24,256
7/31/2021	$43,986	$25,495	$23,372
8/31/2021	$45,087	$26,222	$23,797
9/30/2021	$43,568	$25,045	$22,885
10/31/2021	$45,923	$26,739	$23,956
11/30/2021	$42,637	$26,332	$22,786
12/31/2021	$42,679	$27,369	$22,887
1/31/2022	$36,130	$25,759	$19,820
2/28/2022	$36,371	$25,110	$19,906
3/31/2022	$35,570	$25,924	$19,997
4/30/2022	$30,642	$23,598	$17,544
5/31/2022	$29,002	$23,566	$17,212
6/30/2022	$26,485	$21,595	$16,147
7/31/2022	$29,166	$23,621	$17,955
8/31/2022	$28,356	$22,739	$17,786
9/30/2022	$25,434	$20,630	$16,186
10/31/2022	$26,263	$22,322	$17,722
11/30/2022	$27,324	$23,487	$18,011
12/31/2022	$25,778	$22,112	$16,855
1/31/2023	$28,744	$23,635	$18,531
2/28/2023	$28,097	$23,083	$18,331
3/31/2023	$27,556	$23,700	$17,878
4/30/2023	$26,938	$23,952	$17,671
5/31/2023	$27,073	$24,046	$17,674
6/30/2023	$29,101	$25,688	$19,139
7/31/2023	$30,588	$26,608	$20,034
8/31/2023	$28,415	$26,095	$18,991
9/30/2023	$25,721	$24,852	$17,738
10/31/2023	$23,161	$24,193	$16,370
11/30/2023	$26,464	$26,449	$17,861
12/31/2023	$30,782	$27,852	$20,000
1/31/2024	$29,883	$28,160	$19,358
2/29/2024	$32,694	$29,685	$20,931
3/31/2024	$32,675	$30,642	$21,516
4/30/2024	$29,700	$29,294	$19,859
5/31/2024	$30,733	$30,678	$20,923
6/30/2024	$30,627	$31,628	$20,888
7/31/2024	$32,172	$32,216	$22,598
8/31/2024	$32,723	$32,917	$22,348
9/30/2024	$33,042	$33,598	$22,645
10/31/2024	$33,515	$33,351	$22,344
11/30/2024	$36,751	$35,570	$25,084
12/31/2024	$33,360	$34,483	$23,030
1/31/2025	$35,350	$35,571	$23,759
2/28/2025	$32,424	$34,890	$22,150
3/31/2025	$28,435	$32,854	$20,470
4/30/2025	$27,749	$32,634	$20,339
5/31/2025	$28,946	$34,703	$21,645
6/30/2025	$30,067	$36,466	$22,920
7/31/2025	$29,681	$37,269	$23,310
8/31/2025	$29,536	$38,131	$24,689
9/30/2025	$29,777	$39,447	$25,715

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(9.88%)	(1.91%)	11.53%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 516,800,860
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 7,763,725
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$516,800,860
# of Portfolio Holdings	55
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,763,725

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	13.3%
Biotechnology	9.2%
Health Care Equipment	9.1%
Pharmaceuticals	5.4%
Systems Software	5.2%
Application Software	5.0%
Managed Health Care	4.1%
Broadline Retail	4.0%
Transaction & Payment Processing Services	3.8%
Environmental & Facilities Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.6%
Preferred Stocks	2.1%
Warrants	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.1%
Casella Waste Systems, Inc., Class A	3.5%
Nova Ltd.	3.5%
RBC Bearings, Inc.	3.4%
JFrog Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.1%
Procore Technologies, Inc.	3.0%
Fabrinet	2.7%
SiTime Corp.	2.7%
Trex Co., Inc.	2.6%

Material Fund Change [Text Block]
C000236276
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Investor Class
Trading Symbol	WAUSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	1.01%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. Equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance.

Looking across sectors, the Fund’s stock selection in information-technology, financials and industrials were the largest sources of underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Russell 3000® Index	Russell Midcap® Growth Index	Russell 3000® Growth Index
6/13/2022	$10,000	$10,000	$10,000	$10,000
6/30/2022	$10,110	$10,092	$10,216	$10,258
7/31/2022	$11,350	$11,038	$11,467	$11,485
8/31/2022	$10,730	$10,626	$11,091	$10,975
9/30/2022	$9,740	$9,641	$10,150	$9,913
10/31/2022	$10,540	$10,432	$10,947	$10,514
11/30/2022	$11,180	$10,976	$11,543	$10,974
12/31/2022	$10,550	$10,333	$10,850	$10,142
1/31/2023	$11,880	$11,045	$11,797	$10,998
2/28/2023	$11,600	$10,787	$11,681	$10,868
3/31/2023	$11,780	$11,075	$11,841	$11,547
4/30/2023	$11,480	$11,193	$11,670	$11,647
5/31/2023	$11,580	$11,237	$11,677	$12,147
6/30/2023	$12,680	$12,004	$12,580	$12,987
7/31/2023	$13,140	$12,435	$12,960	$13,434
8/31/2023	$12,840	$12,195	$12,533	$13,283
9/30/2023	$12,070	$11,614	$11,923	$12,553
10/31/2023	$11,550	$11,306	$11,314	$12,335
11/30/2023	$12,850	$12,360	$12,694	$13,670
12/31/2023	$14,070	$13,016	$13,657	$14,322
1/31/2024	$13,720	$13,160	$13,583	$14,639
2/29/2024	$14,800	$13,872	$14,605	$15,646
3/31/2024	$14,930	$14,320	$14,954	$15,930
4/30/2024	$13,970	$13,690	$14,085	$15,227
5/31/2024	$14,150	$14,336	$14,235	$16,135
6/30/2024	$14,160	$14,780	$14,473	$17,171
7/31/2024	$14,710	$15,055	$14,561	$16,954
8/31/2024	$15,040	$15,383	$14,923	$17,281
9/30/2024	$15,320	$15,701	$15,420	$17,758
10/31/2024	$15,290	$15,586	$15,689	$17,691
11/30/2024	$16,630	$16,623	$17,781	$18,886
12/31/2024	$15,357	$16,114	$16,675	$18,970
1/31/2025	$16,213	$16,623	$17,739	$19,356
2/28/2025	$15,501	$16,305	$16,728	$18,633
3/31/2025	$14,305	$15,354	$15,488	$17,074
4/30/2025	$14,429	$15,251	$16,008	$17,370
5/31/2025	$14,903	$16,217	$17,543	$18,884
6/30/2025	$15,480	$17,041	$18,307	$20,071
7/31/2025	$15,635	$17,416	$18,679	$20,811
8/31/2025	$15,357	$17,819	$18,866	$21,085
9/30/2025	$15,181	$18,434	$18,816	$22,161

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	Since Inception 6/13/22
Investor Class	(0.97%)	13.47%
Russell 3000® Index	17.41%	20.37%
Russell Midcap® Growth Index	22.02%	21.12%
Russell 3000® Growth Index	24.79%	27.28%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Jun. 13, 2022
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,409,503
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 102,866
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,409,503
# of Portfolio Holdings	31
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$102,866

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	16.4%
Building Products	6.1%
Semiconductor Materials & Equipment	5.1%
Industrial Machinery & Supplies & Components	5.0%
Managed Health Care	5.0%
Health Care Facilities	4.9%
Electronic Manufacturing Services	4.8%
Life Sciences Tools & Services	4.7%
Aerospace & Defense	3.8%
Electrical Components & Equipment	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Nova Ltd.	5.1%
RBC Bearings, Inc.	5.0%
HealthEquity, Inc.	5.0%
Ensign Group, Inc.	4.9%
Fabrinet	4.8%
Medpace Holdings, Inc.	4.7%
Guidewire Software, Inc.	4.0%
HEICO Corp., Class A	3.8%
Procore Technologies, Inc.	3.8%
AMETEK, Inc.	3.7%

Material Fund Change [Text Block]
C000236277
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Institutional Class
Trading Symbol	WGUSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. Equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance.

Looking across sectors, the Fund’s stock selection in information-technology, financials and industrials were the largest sources of underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell Midcap® Growth Index	Russell 3000® Growth Index
6/13/2022	$10,000	$10,000	$10,000	$10,000
6/30/2022	$10,110	$10,092	$10,216	$10,258
7/31/2022	$11,350	$11,038	$11,467	$11,485
8/31/2022	$10,730	$10,626	$11,091	$10,975
9/30/2022	$9,730	$9,641	$10,150	$9,913
10/31/2022	$10,540	$10,432	$10,947	$10,514
11/30/2022	$11,180	$10,976	$11,543	$10,974
12/31/2022	$10,550	$10,333	$10,850	$10,142
1/31/2023	$11,880	$11,045	$11,797	$10,998
2/28/2023	$11,600	$10,787	$11,681	$10,868
3/31/2023	$11,790	$11,075	$11,841	$11,547
4/30/2023	$11,490	$11,193	$11,670	$11,647
5/31/2023	$11,590	$11,237	$11,677	$12,147
6/30/2023	$12,690	$12,004	$12,580	$12,987
7/31/2023	$13,160	$12,435	$12,960	$13,434
8/31/2023	$12,850	$12,195	$12,533	$13,283
9/30/2023	$12,090	$11,614	$11,923	$12,553
10/31/2023	$11,570	$11,306	$11,314	$12,335
11/30/2023	$12,870	$12,360	$12,694	$13,670
12/31/2023	$14,090	$13,016	$13,657	$14,322
1/31/2024	$13,750	$13,160	$13,583	$14,639
2/29/2024	$14,830	$13,872	$14,605	$15,646
3/31/2024	$14,960	$14,320	$14,954	$15,930
4/30/2024	$14,000	$13,690	$14,085	$15,227
5/31/2024	$14,180	$14,336	$14,235	$16,135
6/30/2024	$14,190	$14,780	$14,473	$17,171
7/31/2024	$14,740	$15,055	$14,561	$16,954
8/31/2024	$15,080	$15,383	$14,923	$17,281
9/30/2024	$15,360	$15,701	$15,420	$17,758
10/31/2024	$15,330	$15,586	$15,689	$17,691
11/30/2024	$16,680	$16,623	$17,781	$18,886
12/31/2024	$15,397	$16,114	$16,675	$18,970
1/31/2025	$16,263	$16,623	$17,739	$19,356
2/28/2025	$15,551	$16,305	$16,728	$18,633
3/31/2025	$14,355	$15,354	$15,488	$17,074
4/30/2025	$14,479	$15,251	$16,008	$17,370
5/31/2025	$14,953	$16,217	$17,543	$18,884
6/30/2025	$15,541	$17,041	$18,307	$20,071
7/31/2025	$15,696	$17,416	$18,679	$20,811
8/31/2025	$15,407	$17,819	$18,866	$21,085
9/30/2025	$15,242	$18,434	$18,816	$22,161

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	Since Inception 6/13/22
Institutional Class	(0.84%)	13.61%
Russell 3000® Index	17.41%	20.37%
Russell Midcap® Growth Index	22.02%	21.12%
Russell 3000® Growth Index	24.79%	27.28%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Inception Date	Jun. 13, 2022
No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,409,503
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 102,866
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,409,503
# of Portfolio Holdings	31
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$102,866

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	16.4%
Building Products	6.1%
Semiconductor Materials & Equipment	5.1%
Industrial Machinery & Supplies & Components	5.0%
Managed Health Care	5.0%
Health Care Facilities	4.9%
Electronic Manufacturing Services	4.8%
Life Sciences Tools & Services	4.7%
Aerospace & Defense	3.8%
Electrical Components & Equipment	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Nova Ltd.	5.1%
RBC Bearings, Inc.	5.0%
HealthEquity, Inc.	5.0%
Ensign Group, Inc.	4.9%
Fabrinet	4.8%
Medpace Holdings, Inc.	4.7%
Guidewire Software, Inc.	4.0%
HEICO Corp., Class A	3.8%
Procore Technologies, Inc.	3.8%
AMETEK, Inc.	3.7%

Material Fund Change [Text Block]
C000002500
Shareholder Report [Line Items]
Fund Name	Wasatch-Hoisington U.S. Treasury Fund
Class Name	Single Class
Trading Symbol	WHOSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wasatch-Hoisington U.S. Treasury Fund	$70	0.73%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, the Fund returned -8.32% compared to 2.88% for the Bloomberg U.S. Aggregate Index. The underperformance over the fiscal year was the result of long-term Treasury yields rising over the course of the fiscal year. The duration of the Fund at the end of the fiscal year was approximately 20, compared with 6 for the Bloomberg Index. Duration is a measure of the sensitivity of a fixed income asset’s change in price relative to changes in its yield. The higher the duration, the more sensitive a fixed income portfolio’s value is to changes in yields. The higher duration of the Fund is purposefully set at this high level due to the manager’s expectations of yields trending lower in the future.

Performance Past Does Not Indicate Future [Text]	Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Wasatch-Hoisington U.S. Treasury	Bloomberg US Aggregate Bond Index
9/30/2015	$10,000	$10,000
10/31/2015	$9,919	$10,002
11/30/2015	$9,821	$9,975
12/31/2015	$9,815	$9,943
1/31/2016	$10,366	$10,080
2/29/2016	$10,710	$10,151
3/31/2016	$10,716	$10,244
4/30/2016	$10,629	$10,284
5/31/2016	$10,733	$10,286
6/30/2016	$11,549	$10,471
7/31/2016	$11,896	$10,537
8/31/2016	$11,815	$10,525
9/30/2016	$11,549	$10,519
10/31/2016	$10,927	$10,439
11/30/2016	$9,915	$10,192
12/31/2016	$9,861	$10,206
1/31/2017	$9,886	$10,226
2/28/2017	$10,083	$10,295
3/31/2017	$9,979	$10,290
4/30/2017	$10,138	$10,369
5/31/2017	$10,394	$10,449
6/30/2017	$10,485	$10,438
7/31/2017	$10,363	$10,483
8/31/2017	$10,818	$10,577
9/30/2017	$10,525	$10,527
10/31/2017	$10,525	$10,533
11/30/2017	$10,635	$10,519
12/31/2017	$10,892	$10,568
1/31/2018	$10,470	$10,446
2/28/2018	$10,042	$10,347
3/31/2018	$10,426	$10,413
4/30/2018	$10,185	$10,336
5/31/2018	$10,458	$10,410
6/30/2018	$10,503	$10,397
7/31/2018	$10,286	$10,399
8/31/2018	$10,457	$10,466
9/30/2018	$10,055	$10,399
10/31/2018	$9,613	$10,317
11/30/2018	$9,811	$10,378
12/31/2018	$10,473	$10,569
1/31/2019	$10,526	$10,681
2/28/2019	$10,354	$10,675
3/31/2019	$11,035	$10,880
4/30/2019	$10,755	$10,883
5/31/2019	$11,648	$11,076
6/30/2019	$11,784	$11,215
7/31/2019	$11,804	$11,240
8/31/2019	$13,384	$11,531
9/30/2019	$12,944	$11,470
10/31/2019	$12,790	$11,504
11/30/2019	$12,736	$11,498
12/31/2019	$12,269	$11,490
1/31/2020	$13,255	$11,711
2/29/2020	$14,301	$11,922
3/31/2020	$15,479	$11,852
4/30/2020	$15,648	$12,063
5/31/2020	$15,248	$12,119
6/30/2020	$15,272	$12,195
7/31/2020	$16,060	$12,377
8/31/2020	$15,190	$12,277
9/30/2020	$15,282	$12,271
10/31/2020	$14,716	$12,216
11/30/2020	$14,948	$12,336
12/31/2020	$14,732	$12,353
1/31/2021	$14,010	$12,264
2/28/2021	$12,894	$12,087
3/31/2021	$12,234	$11,936
4/30/2021	$12,608	$12,030
5/31/2021	$12,681	$12,070
6/30/2021	$13,330	$12,155
7/31/2021	$13,888	$12,290
8/31/2021	$13,829	$12,267
9/30/2021	$13,335	$12,161
10/31/2021	$13,829	$12,158
11/30/2021	$14,345	$12,193
12/31/2021	$14,004	$12,162
1/31/2022	$13,368	$11,900
2/28/2022	$13,021	$11,768
3/31/2022	$12,329	$11,441
4/30/2022	$11,045	$11,006
5/31/2022	$10,733	$11,077
6/30/2022	$10,636	$10,904
7/31/2022	$10,957	$11,170
8/31/2022	$10,345	$10,854
9/30/2022	$9,409	$10,385
10/31/2022	$8,711	$10,251
11/30/2022	$9,349	$10,628
12/31/2022	$9,223	$10,580
1/31/2023	$9,820	$10,905
2/28/2023	$9,344	$10,623
3/31/2023	$9,795	$10,893
4/30/2023	$9,863	$10,959
5/31/2023	$9,529	$10,840
6/30/2023	$9,557	$10,801
7/31/2023	$9,304	$10,794
8/31/2023	$8,998	$10,725
9/30/2023	$8,203	$10,452
10/31/2023	$7,794	$10,287
11/30/2023	$8,535	$10,753
12/31/2023	$9,348	$11,165
1/31/2024	$9,022	$11,134
2/29/2024	$8,820	$10,977
3/31/2024	$8,917	$11,078
4/30/2024	$8,188	$10,798
5/31/2024	$8,447	$10,982
6/30/2024	$8,711	$11,086
7/31/2024	$8,940	$11,344
8/31/2024	$9,264	$11,507
9/30/2024	$9,407	$11,662
10/31/2024	$8,833	$11,372
11/30/2024	$9,008	$11,493
12/31/2024	$8,327	$11,305
1/31/2025	$8,303	$11,364
2/28/2025	$8,818	$11,615
3/31/2025	$8,661	$11,619
4/30/2025	$8,523	$11,665
5/31/2025	$8,133	$11,581
6/30/2025	$8,427	$11,759
7/31/2025	$8,304	$11,728
8/31/2025	$8,247	$11,868
9/30/2025	$8,625	$11,998

Average Annual Return [Table Text Block]

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Wasatch-Hoisington U.S. Treasury	(8.32%)	(10.81%)	(1.47%)
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 143,639,368
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 743,402
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,639,368
# of Portfolio Holdings	6
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$743,402

Holdings [Text Block]	Top Industries (%)
Industry	Value
Sovereign	98.6%
Portfolio Compositions (%)
Asset Type	Value
U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top  Holdings (%)

Top 10	Value
U.S. Treasury STRIPS Principal, 0.00%, due 8/15/47	42.4%
U.S. Treasury Bond, 1.875%, due 11/15/51	16.2%
U.S. Treasury Bond, 1.375%, due 8/15/50	14.4%
U.S. Treasury Bond, 1.250%, due 5/15/50	12.3%
U.S. Treasury STRIPS Principal, 2.000%, due 8/15/51	6.7%
U.S. Treasury STRIPS Principal, 3.625%, due 5/15/53	6.5%

Material Fund Change [Text Block]